United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/23

Date of Reporting Period: 07/31/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2023

Ticker | FRFXX

Federated Hermes Capital Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	34.5%
Variable Rate Instruments	44.8%
Bank Instruments	3.3%
Other Repurchase Agreements and Repurchase Agreements	16.5%
Cash Equivalent[2]	0.7%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100%
At July 31, 2023, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.9%[5]
8-30 Days	2.0%
31-90 Days	8.2%
91-180 Days	13.6%
181 Days or more	4.1%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Cash Equivalents include any investments in money market mutual funds.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5
Overnight securities comprised 22.8% of the Fund’s portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—34.5%
		Banking—11.7%
$150,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(HSBC Bank PLC COL)/(Royal Bank of Canada COL), 5.330%, 8/1/2023	$150,000,000
25,000,000		BPCE SA, 5.452%, 11/17/2023	24,602,125
25,000,000		HSBC USA, Inc., 5.788%, 11/20/2023	24,566,791
85,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 5.708%—5.743%, 12/1/2023 - 12/4/2023	83,383,629
50,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 5.310%, 8/1/2023	50,000,000
20,000,000		Royal Bank of Canada, 5.519%, 3/20/2024	19,323,333
10,000,000		Royal Bank of Canada, 5.522%, 10/31/2023	9,867,797
50,000,000		Societe Generale, Paris, 5.437%, 11/20/2023	49,184,458
20,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	19,119,353
		TOTAL	430,047,486
		Electric Power—4.1%
150,000,000		Avangrid, Inc., 5.414%—5.471%, 8/1/2023 - 8/8/2023	149,973,799
		Finance - Commercial—2.0%
75,000,000		Atlantic Asset Securitization LLC, 5.499%— 5.710%, 11/2/2023 - 12/4/2023	73,690,937
		Finance - Retail—10.8%
100,000,000		Chariot Funding LLC, 5.544%, 9/22/2023	99,211,333
120,000,000		Fairway Finance Co. LLC, 5.658%— 5.674%, 12/1/2023 - 12/8/2023	117,708,070
50,000,000		Old Line Funding, LLC, 4.960%, 8/2/2023	49,993,111
35,000,000		Sheffield Receivables Company LLC, 5.502%, 9/18/2023	34,746,833
100,000,000		Thunder Bay Funding, LLC, 5.711%, 12/15/2023	97,903,334
		TOTAL	399,562,681
		Food & Beverage—0.5%
18,350,000		Mondelez International, Inc., 5.412%, 8/7/2023	18,333,516
		Insurance—1.5%
55,000,000		UnitedHealth Group, Inc., 5.305%, 8/2/2023	54,991,903
		Oil & Oil Finance—3.9%
125,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 5.396%, 8/4/2023 - 8/7/2023	124,921,396
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Oil & Oil Finance—continued
$20,000,000		TotalEnergies Capital, 5.703%, 11/27/2023	$19,636,822
		TOTAL	144,558,218
		TOTAL COMMERCIAL PAPER	1,271,158,540
	[2]	NOTES-VARIABLE—44.8%
		Banking—34.0%
25,000,000		Bank of Montreal, 6.050% (Secured Overnight Financing Rate +0.750%), 8/1/2023	25,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.950% (Secured Overnight Financing Rate +0.650%), 8/1/2023	50,000,000
50,000,000		Bank of Nova Scotia, Toronto, 6.050% (Secured Overnight Financing Rate +0.750%), 8/1/2023	50,000,000
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 5.520%, 8/3/2023	9,200,000
50,000,000		Canadian Imperial Bank of Commerce, 5.860% (Secured Overnight Financing Rate +0.560%), 8/1/2023	50,000,000
75,000,000		Canadian Imperial Bank of Commerce, 6.000% (Secured Overnight Financing Rate +0.700%), 8/1/2023	75,000,000
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (Secured Overnight Financing Rate +0.220%), 8/1/2023	25,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (Secured Overnight Financing Rate +0.230%), 8/1/2023	50,000,000
1,550,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 5.770%, 8/3/2023	1,550,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A. LOC), 5.670%, 8/2/2023	11,300,000
6,750,000		CT 2019 Irrevocable Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	6,750,000
17,625,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	17,625,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	9,590,000
4,410,000		GM Enterprises of Oregon, Inc., Series 2017, (BMO Harris Bank, N.A. LOC), 5.400%, 8/3/2023	4,410,000
23,445,000		J.R. Adventures Insurance Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	23,445,000
150,000,000		Landesbank Baden-Wurttemberg, 5.600% (Secured Overnight Financing Rate +0.300%), 8/1/2023	150,000,000
8,120,000		MBW Legacy Investments, LLC, (BOKF, N.A. LOC), 5.520%, 8/3/2023	8,120,000
50,000,000		MUFG Bank Ltd., 5.710% (Secured Overnight Financing Rate +0.400%), 8/1/2023	50,000,000
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	$11,255,000
15,000,000		Nuveen Credit Strategies Income Fund, Taxable Preferred Shares (Series A), (Societe Generale, Paris LOC), 5.500%, 8/2/2023	15,000,000
37,500,000		Nuveen Preferred Income Opportunities Fund, Taxable Preferred Shares (Series A), (Sumitomo Mitsui Trust Bank Ltd. LOC), 5.440%, 8/3/2023	37,500,000
50,000,000		Nuveen Preferred Securities Income Fund, Variable Rate Demand Note (Series A), (Barclays Bank plc LIQ), 5.500%, 8/3/2023	50,000,000
9,280,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	9,280,000
30,565,000		RBS Insurance Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	30,565,000
11,240,000		Richard F. Wilks Spousal Gifting Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	11,240,000
27,640,000		Rockcrest, LLC, (BOKF, N.A. LOC), 5.520%, 8/3/2023	27,640,000
25,000,000		Royal Bank of Canada, New York Branch, 5.880% (Secured Overnight Financing Rate +0.580%), 8/1/2023	25,000,000
11,425,000		Taxable Muni Funding Trust 2019-007, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 5.600%, 8/3/2023	11,425,000
57,425,000		Taxable Muni Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 5.600%, 8/3/2023	57,425,000
2,300,000		Taxable Muni Funding Trust 2021-002, Barclays Taxable Muni Funding Trust (Series 2021-002) VRDNs, (Barclays Bank plc LOC), 5.600%, 8/3/2023	2,300,000
2,800,000		Taxable Muni Funding Trust 2021-007, (Series 2021-007) VRDNs, (Barclays Bank plc LOC), 5.600%, 8/3/2023	2,800,000
14,300,000		Taxable Muni Funding Trust 2021-008, Barclays Taxable Trust (Series 2021-008) VRDNs, (Barclays Bank plc LOC), 5.600%, 8/3/2023	14,300,000
12,600,000		Taxable Muni Funding Trust 2021-010, (Series 2021-010) VRDNs, (Barclays Bank plc LOC), 5.600%, 8/3/2023	12,600,000
21,005,818		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	21,005,818
6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.720%, 8/3/2023	6,500,000
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.720%, 8/3/2023	5,150,000
3,175,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.720%, 8/3/2023	3,175,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 5.520%, 8/3/2023	$9,825,000
7,145,000		The Raymon Lee Ince Irrevocable Trust, (BOKF, N.A. LOC), 5.520%, 8/3/2023	7,145,000
25,000,000		Toronto Dominion Bank, 6.010% (Secured Overnight Financing Rate +0.700%), 8/1/2023	25,000,000
90,000,000		Toronto Dominion Bank, 6.010% (Secured Overnight Financing Rate +0.700%), 8/1/2023	90,000,000
35,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 5.460% (Secured Overnight Financing Rate +0.160%), 8/1/2023	35,000,000
50,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 5.700% (Secured Overnight Financing Rate +0.400%), 8/1/2023	50,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.830% (Secured Overnight Financing Rate +0.530%), 8/1/2023	50,000,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 5.150%, 8/3/2023	13,000,000
		TOTAL	1,251,120,818
		Finance - Retail—8.8%
50,000,000		Barton Capital S.A., 5.450% (Secured Overnight Financing Rate +0.150%), 8/1/2023	50,000,000
50,000,000		Barton Capital S.A., 5.480% (Secured Overnight Financing Rate +0.180%), 8/1/2023	50,000,000
50,000,000		Barton Capital S.A., 5.760% (Secured Overnight Financing Rate +0.460%), 8/1/2023	50,000,000
25,000,000		Starbird Funding Corp., 5.460% (Secured Overnight Financing Rate +0.160%), 8/1/2023	25,000,000
40,000,000		Starbird Funding Corp., 5.670% (Secured Overnight Financing Rate +0.370%), 8/1/2023	40,000,000
30,000,000		Starbird Funding Corp., 5.680% (Secured Overnight Financing Rate +0.380%), 8/1/2023	30,000,000
30,000,000		Starbird Funding Corp., 5.750% (Secured Overnight Financing Rate +0.450%), 8/1/2023	30,000,000
50,000,000		Starbird Funding Corp., 5.820% (Secured Overnight Financing Rate +0.520%), 8/1/2023	50,000,000
		TOTAL	325,000,000
		Finance - Commercial—1.1%
40,000,000		Atlantic Asset Securitization LLC, 5.760% (Secured Overnight Financing Rate +0.460%), 8/1/2023	40,000,000
		Government Agency—0.5%
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	3,935,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Government Agency—continued
$7,060,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 5.200%, 8/3/2023	$7,060,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,060,000
		TOTAL	17,055,000
		Municipal—0.4%
15,000,000		Texas State, Veterans Bonds (Taxable Series 2023A) Weekly VRDNs, (Texas State LIQ), 5.420%, 8/2/2023	15,000,000
		TOTAL NOTES-VARIABLE	1,648,175,818
		CERTIFICATES OF DEPOSIT—3.3%
		Banking—3.3%
38,000,000		Canadian Imperial Bank of Commerce, 5.250%, 2/5/2024	38,000,000
75,000,000		Royal Bank of Canada, New York Branch, 6.020%, 7/2/2024	75,000,000
10,000,000		Toronto Dominion Bank, 5.000%, 9/26/2023	10,000,000
		TOTAL CERTIFICATES OF DEPOSIT	123,000,000
		OTHER REPURCHASE AGREEMENTS—12.8%
125,000,000		Repurchase agreement, 5.40% dated 7/31/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $125,018,750 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds, asset-backed securities, collateralized mortgage-backed obligations, medium term notes and U.S. government agency securities with various maturities to 4/8/2068 and the market value of those underlying securities was $127,628,621.	125,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement, 5.85% dated 12/6/2022 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $104,468,750 on 9/7/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities with various maturities to 10/25/2059 and the market value of those underlying securities was $102,016,575.	50,000,000
50,000,000		Interest in $110,000,000 joint repurchase agreement, 5.41% dated 12/13/2022 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $113,967,333 on 8/10/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds with various maturities to 4/15/2043 and the market value of those underlying securities was $112,217,125.	50,000,000
Annual Shareholder Report
6

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$50,000,000	Interest in $75,000,000 joint repurchase agreement, 5.35% dated 7/31/2023 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $75,011,146 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were commercial papers with various maturities to 1/8/2024 and the market value of those underlying securities was $76,500,000.	$50,000,000
50,000,000	Interest in $100,000,000 joint repurchase agreement, 5.50% dated 7/6/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $100,534,722 on 8/10/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds and U.S. Treasury securities with various maturities to 1/1/2999 and the market value of those underlying securities was $102,389,546.	50,000,000
60,000,000	Repurchase agreement, 5.42% dated 7/31/2023 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $60,009,033 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and medium-term notes with various maturities to 12/31/2079 and the market value of those underlying securities was $61,200,454.	60,000,000
10,000,000	Interest in $50,000,000 joint repurchase agreement, 5.76% dated 2/9/2023 under which Mizuho Securities USA LLC will repurchase the securities provided as collateral for $51,712,000 on 9/11/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities with various maturities to 11/25/2050 and the market value of those underlying securities was $51,514,081.	10,000,000
25,000,000	Repurchase agreement, 5.94% dated 6/16/2023 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,371,250 on 9/14/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 9/15/2027 and the market value of those underlying securities was $25,693,922.	25,000,000
25,000,000	Repurchase agreement, 5.96% dated 2/3/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $27,603,361 on 10/25/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 12/15/2026 and the market value of those underlying securities was $25,521,945.	25,000,000
Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$25,000,000	Repurchase agreement, 5.94% dated 1/9/2023 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $26,167,375 on 10/19/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 12/15/2026 and the market value of those underlying securities was $25,546,646.	$25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	470,000,000
	REPURCHASE AGREEMENTS—3.7%
50,000,000	Interest in $450,000,000 joint repurchase agreement, 5.30% dated 7/31/2023 under which BMO Harris Bank will repurchase the securities provided as collateral for $450,066,250 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency securities with various maturities to 12/20/2043 and the market value of those underlying securities was $464,524,649.	50,000,000
87,000,000	Interest in $1,339,000,000 joint repurchase agreement, 5.30% dated 7/31/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $1,339,197,131 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 12/31/2027 and the market value of those underlying securities was $1,365,981,158.	87,000,000
	TOTAL REPURCHASE AGREEMENTS	137,000,000
	INVESTMENT COMPANY—0.7%
26,997,300	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[3]	27,000,103
	TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)[4]	3,676,334,461
	OTHER ASSETS AND LIABILITIES—0.2%[5]	8,065,724
	TOTAL NET ASSETS—100%	$3,684,400,185
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.3% of the Fund’s portfolio as calculated based upon total market value (unaudited).
Annual Shareholder Report
8

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2022	$27,000,103
Purchases at Cost	$—
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2023	$27,000,103
Shares Held as of 7/31/2023	26,997,300
Dividend Income	$1,116,594
1
Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3
7-day net yield.
4
Also represents cost of investments for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
9

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$1,271,158,540	$—	$1,271,158,540
Certificates of Deposit	—	123,000,000	—	123,000,000
Notes-Variable	—	1,648,175,818	—	1,648,175,818
Other Repurchase Agreements	—	470,000,000	—	470,000,000
Repurchase Agreements	—	137,000,000	—	137,000,000
Investment Company	27,000,103	—	—	27,000,103
TOTAL SECURITIES	$27,000,103	$3,649,334,358	$—	$3,676,334,461
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.034	0.001	0.000[1]	0.007	0.016
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.034	0.001	0.000[1]	0.007	0.016
Less Distributions:
Distributions from net income	(0.034)	(0.001)	(0.000)[1]	(0.007)	(0.016)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.034)	(0.001)	(0.000)[1]	(0.007)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.46%	0.11%	0.01%	0.68%	1.58%
Ratios to Average Net Assets:
Net expenses[3]	1.02%[4]	0.45%	0.23%[4]	0.94%[4]	1.02%[4]
Net investment income	3.36%	0.11%	0.01%	0.65%	1.58%
Expense waiver/reimbursement[5]	0.18%	0.76%	0.97%	0.28%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,684,400	$4,375,913	$4,295,924	$4,312,748	$4,030,191
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio was 1.02%, 0.23%, 0.94% and 1.02% for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in securities, at value including, $27,000,103 of investment in affiliated holding* (identified cost $3,069,334,461 including $27,000,103 of identified cost in affiliated holding)	$3,069,334,461
Investments in other repurchase agreements and repurchase agreements	607,000,000
Investment in securities, at amortized cost and fair value		$3,676,334,461
Cash		282,731
Receivable for investments sold		151,101,893
Income receivable		9,221,004
Income receivable from affiliated holding		121,038
Receivable for shares sold		220
TOTAL ASSETS		3,837,061,347
Liabilities:
Payable for investments purchased	150,000,000
Payable for shares redeemed	4,293
Payable for distribution services fee (Note 5)	1,409,358
Payable for other service fees (Notes 2 and 5)	784,422
Payable for investment adviser fee (Note 5)	11,146
Payable for administrative fee (Note 5)	8,103
Accrued expenses (Note 5)	443,840
TOTAL LIABILITIES		152,661,162
Net assets for 3,684,318,413 shares outstanding		$3,684,400,185
Net Assets Consists of:
Paid-in capital		$3,684,305,856
Total distributable earnings (loss)		94,329
TOTAL NET ASSETS		$3,684,400,185
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,684,400,185 ÷ 3,684,318,413 shares outstanding, no par value, unlimited shares authorized		$1.00
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest			$176,916,143
Dividends received from an affiliated holding*			1,116,594
TOTAL INCOME			178,032,737
Expenses:
Investment adviser fee (Note 5)		$8,123,121
Administrative fee (Note 5)		3,175,928
Custodian fees		138,873
Transfer agent fees		4,077,606
Directors’/Trustees’ fees (Note 5)		22,858
Auditing fees		25,135
Legal fees		11,618
Distribution services fee (Note 5)		22,338,582
Other service fees (Notes 2 and 5)		10,023,479
Portfolio accounting fees		180,304
Share registration costs		574,562
Printing and postage		262,173
Miscellaneous (Note 5)		35,788
TOTAL EXPENSES		48,990,027
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,393,698)
Waiver of other operating expenses (Notes 2 and 5)	(4,061,560)
Reduction of custodian fees (Note 6)	(25,662)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(7,480,920)
Net expenses			41,509,107
Net investment income			136,523,630
Net realized gain on investments			94,878
Change in net assets resulting from operations			$136,618,508
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$136,523,630	$4,995,954
Net realized gain	94,878	16,180
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	136,618,508	5,012,134
Distribution to shareholders	(136,565,720)	(4,972,760)
Share Transactions:
Proceeds from sale of shares	1,930,583,347	1,758,477,348
Net asset value of shares issued to shareholders in payment of distributions declared	132,614,687	4,899,871
Cost of shares redeemed	(2,754,763,773)	(1,683,427,684)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(691,565,739)	79,949,535
Change in net assets	(691,512,951)	79,988,909
Net Assets:
Beginning of period	4,375,913,136	4,295,924,227
End of period	$3,684,400,185	$4,375,913,136
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Annual Shareholder Report
15

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
16

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $7,480,920 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2023, there were no fees waived or reimbursed.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being
Annual Shareholder Report
17

registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2023	2022
Shares sold	1,930,583,347	1,758,477,348
Shares issued to shareholders in payment of distributions declared	132,614,687	4,899,871
Shares redeemed	(2,754,763,773)	(1,683,427,684)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(691,565,739)	79,949,535
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary Income[1]	$136,562,136	$4,972,760
Long-term capital gains	$3,584	$—
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$94,329
1
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report
18

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2023, the Adviser voluntarily waived $3,343,773 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2023, the Adviser reimbursed $49,925.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, FSC waived $4,061,560 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2023, FSC retained $8,024 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $1,654 of the other service fees disclosed in Note 2.
Annual Shareholder Report
19

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,400,000 and $19,400,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended July 31, 2023, the Fund’s expenses were offset by $25,662 under these arrangements.
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of
Annual Shareholder Report
20

dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
Annual Shareholder Report
21

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2023, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
22

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES CAPITAL RESERVES FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust), at July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
23

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
25

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,021.00	$5.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.74	$5.11
1
Expenses are equal to the Fund’s annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report
26

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
Annual Shareholder Report
28

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
31

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
33

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Capital Reserves Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
34

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
35

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
36

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
37

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
38

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
Annual Shareholder Report
39

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
40

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
41

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
42

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
44

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	A | GRAXX	C | GRCXX	F | GRGXX
P | GRFXX

Federated Hermes Government Reserves Fund
Fund Established 2005

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	66.8%
U.S. Treasury Securities	11.3%
U.S. Government Agency Securities	21.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%
At July 31, 2023, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.5%[4]
8-30 Days	0.5%
31-90 Days	3.3%
91-180 Days	2.3%
181 Days or more	5.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4
Overnight Securities Comprised 82.6% of the Fund’s portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount		Value
	REPURCHASE AGREEMENTS—66.8%
$250,000,000	Repurchase agreement, 5.305% dated 7/31/2023 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $250,036,840 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 4/1/2053 and the market value of those underlying securities was $255,673,394.	$250,000,000
280,400,000	Interest in $1,700,000,000 joint repurchase agreement, 5.300% dated 7/31/2023 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $1,700,250,278 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 8/1/2056 and the market value of those underlying securities was $1,734,893,110.	280,400,000
150,000,000	Repurchase agreement, 5.280% dated 7/31/2023 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $150,022,000 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/30/2027 and the market value of those underlying securities was $153,022,490.	150,000,000
200,000,000	Repurchase agreement, 5.360% dated 7/27/2023 under which Bank of America Securities, Inc. will repurchase the securities provided as collateral for $201,846,222 on 9/27/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2032 and the market value of those underlying securities was $204,151,950.	200,000,000
150,000,000	Repurchase agreement, 5.280% dated 7/31/2023 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $150,022,000 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 12/31/2029 and the market value of those underlying securities was $153,022,528.	150,000,000
50,000,000	Repurchase agreement, 5.280% dated 7/31/2023 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $50,007,333 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 9/15/2025 and the market value of those underlying securities was $51,007,488.	50,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Interest in $450,000,000 joint repurchase agreement, 5.300% dated 7/31/2023 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $450,066,250 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 12/20/2043 and the market value of those underlying securities was $464,524,649.	$400,000,000
399,039,000	Interest in $400,000,000 joint repurchase agreement, 5.270% dated 7/31/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $400,058,556 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 8/15/2046 and the market value of those underlying securities was $408,059,795.	399,039,000
122,000,000	Repurchase agreement, 5.270% dated 7/31/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $122,017,859 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2032 and the market value of those underlying securities was $124,458,261.	122,000,000
200,000,000	Repurchase agreement, 5.350% dated 5/1/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $202,734,444 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 6/20/2053 and the market value of those underlying securities was $207,229,621.	200,000,000
1,052,000,000	Interest in $1,339,000,000 joint repurchase agreement, 5.300% dated 7/31/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $1,339,197,131 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 12/31/2027 and the market value of those underlying securities was $1,365,981,158.	1,052,000,000
100,000,000	Repurchase agreement, 5.300% dated 7/31/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $100,014,722 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/15/2028 and the market value of those underlying securities was $102,015,058.	100,000,000
Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$100,000,000		Repurchase agreement, 5.350% dated 7/25/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $101,278,056 on 10/19/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 12/20/2045 and the market value of those underlying securities was $102,104,144.	$100,000,000
250,000,000		Repurchase agreement, 5.350% dated 7/27/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $252,080,556 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/15/2027 and the market value of those underlying securities was $255,189,521.	250,000,000
1,250,000,000		Repurchase agreement, 5.300% dated 7/31/2023 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $1,250,184,028 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/15/2031 and the market value of those underlying securities was $1,250,184,028.	1,250,000,000
50,000,000		Repurchase agreement, 5.300% dated 7/31/2023 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,007,361 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 1/31/2027 and the market value of those underlying securities was $51,000,012.	50,000,000
130,200,000		Interest in $300,000,000 joint repurchase agreement, 5.270% dated 7/31/2023 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $300,043,917 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2052 and the market value of those underlying securities was $306,044,878.	130,200,000
100,000,000		Interest in $100,000,000 joint repurchase agreement, 5.340% dated 7/24/2023 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $100,459,833 on 8/24/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 7/1/2053 and the market value of those underlying securities was $102,103,927.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	5,233,639,000
		U.S. TREASURY—11.3%
82,000,000	[1]	United States Treasury Bill, 5.215%, 12/28/2023	80,230,087
49,500,000	[1]	United States Treasury Bill, 5.230%, 9/12/2023	49,197,967
25,000,000	[1]	United States Treasury Bill, 5.250%, 1/18/2024	24,380,208
Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$60,000,000	[1]	United States Treasury Bills, 5.220%—5.230%, 10/31/2023	$59,207,163
141,000,000	[2]	United States Treasury Floating Rate Notes, 5.266% (91-day T-Bill -0.075%), 8/1/2023	140,960,050
107,000,000	[2]	United States Treasury Floating Rate Notes, 5.326% (91-day T-Bill -0.015%), 8/1/2023	107,025,875
100,000,000	[2]	United States Treasury Floating Rate Notes, 5.378% (91-day T-Bill +0.037%), 8/1/2023	99,946,400
39,600,000	[2]	United States Treasury Floating Rate Notes, 5.476% (91-day T-Bill +0.125%), 8/1/2023	39,600,000
45,000,000	[2]	United States Treasury Floating Rate Notes, 5.481% (91-day T-Bill +0.140%), 8/1/2023	44,955,742
76,000,000	[2]	United States Treasury Floating Rate Notes, 5.510% (91-day T-Bill +0.169%), 8/1/2023	76,017,604
168,000,000	[2]	United States Treasury Floating Rate Notes, 5.541% (91-day T-Bill +0.200%), 8/1/2023	168,029,244
		TOTAL U.S. TREASURY	889,550,340
		GOVERNMENT AGENCIES—21.8%
17,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.220%—5.460% (SOFR +0.160%), 8/1/2023 - 8/7/2023	17,000,000
79,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.325% (SOFR +0.025%), 8/1/2023	79,000,000
60,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.327% (SOFR +0.027%), 8/1/2023	59,997,919
32,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.340% (SOFR +0.040%), 8/1/2023	32,000,000
54,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.345% (SOFR +0.045%), 8/1/2023	54,000,000
134,775,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.350% (SOFR +0.050%), 8/1/2023	134,775,101
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.055%), 8/1/2023	13,000,000
52,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.360% (SOFR +0.060%), 8/1/2023	51,999,442
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.365% (SOFR +0.065%), 8/1/2023	19,999,692
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.375% (SOFR +0.075%), 8/1/2023	11,999,630
35,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.380% (SOFR +0.080%), 8/1/2023	34,998,972
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.385% (SOFR +0.085%), 8/1/2023	49,999,609
22,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.090%), 8/1/2023	22,000,000
Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.395% (SOFR +0.095%), 8/1/2023	$10,000,000
51,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR +0.100%), 8/1/2023	50,995,069
16,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.405% (SOFR +0.105%), 8/1/2023	16,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.110%), 8/1/2023	20,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.120%), 8/1/2023	20,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.130%), 8/1/2023	49,999,542
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.170%), 8/1/2023	12,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.500% (SOFR +0.200%), 8/1/2023	15,000,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.060%), 8/1/2023	75,000,000
11,900,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.370% (SOFR +0.070%), 8/1/2023	11,900,000
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.390% (SOFR +0.090%), 8/1/2023	75,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.400% (SOFR +0.100%), 8/1/2023	25,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.420% (SOFR +0.120%), 8/1/2023	50,000,000
11,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.460% (SOFR +0.160%), 8/1/2023	11,000,000
648,600,000		Federal Home Loan Bank System, 3.200%— 5.740%, 8/10/2023 - 8/14/2024	648,596,380
35,000,000		Federal Home Loan Mortgage Corp., 5.410%—5.420%, 6/14/2024 - 6/17/2024	35,000,000
		TOTAL GOVERNMENT AGENCIES	1,706,261,356
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[3]	7,829,450,696
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	9,448,405
		TOTAL NET ASSETS—100%	$7,838,899,101
1
Discount rate at time of purchase.
2
Floating/variable note with current rate and current maturity or next reset date shown.
3
Also represents cost of investments for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.032	0.000[1]	0.000[1]	0.006	0.015
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.032	0.000[1]	0.000[1]	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.032)	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.032)	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.23%	0.09%	0.01%	0.61%	1.47%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.29%	0.11%[4]	0.64%[4]	0.87%[4]
Net investment income	3.31%	0.08%	0.01%	0.54%	1.48%
Expense waiver/reimbursement[5]	0.15%	0.73%	0.92%	0.41%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$197,430	$132,620	$133,442	$150,878	$103,120
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.11%, 0.64% and 0.87% for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.028	0.000[1]	0.000[1]	0.004	0.011
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.028	0.000[1]	0.000[1]	0.004	0.011
Less Distributions:
Distributions from net investment income	(0.028)	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.028)	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.85%	0.04%	0.01%	0.38%	1.08%
Ratios to Average Net Assets:
Net expenses[3]	1.25%[4]	0.38%	0.10%[4]	0.69%[4]	1.26%[4]
Net investment income	2.82%	0.04%	0.01%	0.22%	1.09%
Expense waiver/reimbursement[5]	0.08%	0.94%	1.23%	0.65%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,524	$5,543	$5,677	$8,299	$4,505
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.25%, 0.10%, 0.69% and 1.26% for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.032	0.000[1]	0.000[1]	0.006	0.015
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.032	0.000[1]	0.000[1]	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.032)	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.032)	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.23%	0.09%	0.01%	0.61%	1.47%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.30%	0.11%[4]	0.62%[4]	0.87%[4]
Net investment income	3.13%	0.09%	0.01%	0.53%	1.49%
Expense waiver/reimbursement[5]	0.17%	0.66%	0.89%	0.42%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,514	$1,692	$1,609	$1,743	$1,556
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.11%, 0.62% and 0.87% for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.030	0.000[1]	0.000[1]	0.005	0.013
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.030	0.000[1]	0.000[1]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.030)	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.030)	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.08%	0.07%	0.01%	0.52%	1.32%
Ratios to Average Net Assets:
Net expenses[3]	1.02%[4]	0.30%	0.11%[4]	0.72%[4]	1.02%[4]
Net investment income	2.93%	0.06%	0.01%	0.47%	1.31%
Expense waiver/reimbursement[5]	0.18%	0.89%	1.09%	0.48%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,634,431	$10,881,572	$11,417,910	$10,706,195	$8,069,420
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 0.11%, 0.72% and 1.02% for the years ended July 31, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in securities	$2,595,811,696
Investments in repurchase agreements	5,233,639,000
Investment in securities, at amortized cost and fair value		$7,829,450,696
Cash		474,909
Income receivable		19,599,236
Receivable for shares sold		2,320,718
TOTAL ASSETS		7,851,845,559
Liabilities:
Payable for investments purchased	7,000,000
Payable for shares redeemed	219,675
Income distribution payable	11,454
Payable for distribution services fee (Note 5)	3,012,411
Payable for other service fees (Notes 2 and 5)	1,706,436
Payable for transfer agent fee (Note 2)	691,046
Payable for investment adviser fee (Note 5)	22,792
Payable for administrative fee (Note 5)	16,939
Accrued expenses (Note 5)	265,705
TOTAL LIABILITIES		12,946,458
Net assets for 7,838,974,005 shares outstanding		$7,838,899,101
Net Assets Consists of:
Paid-in capital		$7,838,972,869
Total distributable earnings (loss)		(73,768)
TOTAL NET ASSETS		$7,838,899,101
Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($197,430,281 ÷ 197,430,945 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class C Shares:
Net asset value per share ($5,524,079 ÷ 5,524,127 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,514,402 ÷ 1,514,417 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
Net asset value per share ($7,634,430,339 ÷ 7,634,504,516 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1
Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest			$362,308,214
Expenses:
Investment adviser fee (Note 5)		$18,303,309
Administrative fee (Note 5)		7,154,613
Custodian fees		232,680
Transfer agent fees (Note 2)		9,187,571
Directors’/Trustees’ fees (Note 5)		57,894
Auditing fees		25,134
Legal fees		11,618
Distribution services fee (Note 5)		50,184,563
Other service fees (Notes 2 and 5)		22,715,962
Portfolio accounting fees		194,875
Share registration costs		1,012,781
Printing and postage		606,569
Miscellaneous (Note 5)		46,643
TOTAL EXPENSES		109,734,212
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(7,309,153)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(9,096,808)
Reduction of custodian fees (Note 6)	(21,868)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(16,427,829)
Net expenses			93,306,383
Net investment income			269,001,831
Net realized loss on investments			(73,710)
Change in net assets resulting from operations			$268,928,121
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$269,001,831	$7,315,380
Net realized gain (loss)	(73,710)	1,517
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	268,928,121	7,316,897
Distributions to Shareholders:
Class A Shares	(5,254,064)	(116,462)
Class B Shares[1]	(4,065)	(198)
Class C Shares	(147,477)	(2,468)
Class F Shares	(56,047)	(1,463)
Class P Shares	(263,542,725)	(7,518,693)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(269,004,378)	(7,639,284)
Share Transactions:
Proceeds from sale of shares	5,994,126,633	9,137,625,168
Net asset value of shares issued to shareholders in payment of distributions declared	260,058,260	7,474,688
Cost of shares redeemed	(9,437,116,336)	(9,682,351,270)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,182,931,443)	(537,251,414)
Change in net assets	(3,183,007,700)	(537,573,801)
Net Assets:
Beginning of period	11,021,906,801	11,559,480,602
End of period	$7,838,899,101	$11,021,906,801
1
On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
16

Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report
17

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers, reimbursement and reduction of $16,427,829 is disclosed in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the year ended July 31, 2023, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$36,344	$(30,000)
Class B Shares	124	(13)
Class C Shares	1,974	—
Class F Shares	880	(796)
Class P Shares	9,148,249	—
TOTAL	$9,187,571	$(30,809)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their
Annual Shareholder Report
18

conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$394,659
Class B Shares	530
Class C Shares	12,469
Class F Shares	4,438
Class P Shares	22,303,866
TOTAL	$22,715,962
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Annual Shareholder Report
19

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2023		2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	196,207,742	$196,207,742	73,725,006	$73,725,006
Shares issued to shareholders in payment of distributions declared	5,141,164	5,141,164	113,787	113,787
Conversion of Class B to Class A Shares[1]	350,008	350,008	—	—
Shares redeemed	(136,887,847)	(136,887,847)	(74,657,374)	(74,657,374)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	64,811,067	$64,811,067	(818,581)	$(818,581)

Year Ended July 31	2023		2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	48,902	$48,902	26,434	$26,434
Shares issued to shareholders in payment of distributions declared	3,342	3,342	170	170
Conversion of Class B to Class A Shares[1]	(350,008)	(350,008)	—	—
Shares redeemed	(182,655)	(182,655)	(388,664)	(388,664)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(480,419)	$(480,419)	(362,060)	$(362,060)

Year Ended July 31	2023		2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,415,527	$5,415,527	8,302,537	$8,302,537
Shares issued to shareholders in payment of distributions declared	147,048	147,048	2,453	2,453
Shares redeemed	(5,581,042)	(5,581,042)	(8,438,969)	(8,438,969)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(18,467)	$(18,467)	(133,979)	$(133,979)
Annual Shareholder Report
20

Year Ended July 31	2023		2022
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	942,849	$942,849	639,953	$639,953
Shares issued to shareholders in payment of distributions declared	39,271	39,271	997	997
Shares redeemed	(1,159,359)	(1,159,359)	(558,280)	(558,280)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(177,239)	$(177,239)	82,670	$82,670

Year Ended July 31	2023		2022
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	5,791,511,613	$5,791,511,613	9,054,931,238	$9,054,931,238
Shares issued to shareholders in payment of distributions declared	254,727,435	254,727,435	7,357,281	7,357,281
Shares redeemed	(9,293,305,433)	(9,293,305,433)	(9,598,307,983)	(9,598,307,983)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(3,247,066,385)	$(3,247,066,385)	(536,019,464)	$(536,019,464)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,182,931,443)	$(3,182,931,443)	(537,251,414)	$(537,251,414)
1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$269,002,861	$7,639,284
Long-term capital gains	$1,517	$—
As of July 31, 2023, the components of distributable earnings on a tax basis were as follows:
Distribution payable	$(58)
Capital loss carryforwards	$(73,710)
TOTAL	$(73,768)
As of July 31, 2023, the Fund had a capital loss carryforward of $73,710 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Shareholder Report
21

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$73,710	$—	$73,710
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $7,309,153 of its fee and voluntarily reimbursed $30,809 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class C Shares	0.75%
Class F Shares	0.45%
Annual Shareholder Report
22

Share Class Name	Percentage of Average Daily Net Assets of Class
Class P Shares	0.55%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$713,840	$(79,315)
Class B Shares	1,590	—
Class C Shares	39,239	—
Class F Shares	8,068	(897)
Class P Shares	49,421,826	(8,985,787)
TOTAL	$50,184,563	$(9,065,999)
For the year ended July 31, 2023, FSC retained $952,549 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2023, FSC retained $454 and $609 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended July 31, 2023, FSSC received $118,301 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective
Annual Shareholder Report
23

Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended July 31, 2023, the Fund’s expenses were offset by $21,868 under these arrangements.
7 . CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
Annual Shareholder Report
24

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2023, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004. For the year ended July 31, 2023, the amount of long-term capital gains designated by the Fund was $1,517.
Annual Shareholder Report
25

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES GOVERNMENT RESERVES FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Reserves Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust at July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report
26

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
27

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
28

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,020.00	$4.36
Class C Shares	$1,000.00	$1,018.20	$6.20
Class F Shares	$1,000.00	$1,020.10	$4.36
Class P Shares	$1,000.00	$1,019.30	$5.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.48	$4.36
Class C Shares	$1,000.00	$1,018.65	$6.21
Class F Shares	$1,000.00	$1,020.48	$4.36
Class P Shares	$1,000.00	$1,019.74	$5.11
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.87%
Class C Shares	1.24%
Class F Shares	0.87%
Class P Shares	1.02%
Annual Shareholder Report
29

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
34

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since December 2009. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
36

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Reserves Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
37

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
38

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
39

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
40

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
41

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for both the one-year and three-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
42

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Annual Shareholder Report
43

Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report
44

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Annual Shareholder Report
45

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
47

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Shares | Ticker	Select | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX
SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	65.4%
U.S. Government Agency Securities	22.5%
U.S. Treasury Securities	8.7%
Other Assets and Liabilities—Net[2]	3.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.0%
8-30 Days	0.7%
31-90 Days	2.5%
91-180 Days	2.3%
181 Days or more	7.1%
Other Assets and Liabilities—Net[2]	3.4%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount			Value
		GOVERNMENT AGENCIES— 22.5%
$ 310,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.220% - 5.460% (SOFR +0.160%), 8/1/2023 - 8/7/2023	$ 310,900,000
809,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.325% (SOFR +0.025%), 8/1/2023	809,800,000
178,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.327% (SOFR +0.027%), 8/1/2023	178,593,806
475,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.330% (SOFR +0.030%), 8/1/2023	474,999,471
265,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.335% (SOFR +0.035%), 8/1/2023	264,995,005
242,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.340% (SOFR +0.040%), 8/1/2023	242,850,000
557,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.345% (SOFR +0.045%), 8/1/2023	557,650,000
472,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.350% (SOFR +0.050%), 8/1/2023	472,650,000
612,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.055%), 8/1/2023	612,000,000
919,675,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.360% (SOFR +0.060%), 8/1/2023	919,673,069
265,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.365% (SOFR +0.065%), 8/1/2023	264,995,919
143,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.375% (SOFR +0.075%), 8/1/2023	142,995,590
580,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.380% (SOFR +0.080%), 8/1/2023	580,383,365
626,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.385% (SOFR +0.085%), 8/1/2023	626,594,725
962,550,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.090%), 8/1/2023	962,550,000
229,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.395% (SOFR +0.095%), 8/1/2023	229,750,000
981,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR +0.100%), 8/1/2023	981,633,642
233,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.405% (SOFR +0.105%), 8/1/2023	233,700,000
714,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.110%), 8/1/2023	714,800,000
344,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.120%), 8/1/2023	344,750,000
1,049,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.130%), 8/1/2023	1,049,392,221
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 124,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.435% (SOFR +0.135%), 8/1/2023	$ 124,900,000
168,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.170%), 8/1/2023	168,000,000
284,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.500% (SOFR +0.200%), 8/1/2023	284,850,000
1,500,000,000		Federal Home Loan Bank System Discount Notes, 4.820% - 4.980%, 8/30/2023 - 9/19/2023	1,492,728,056
95,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.330% (SOFR +0.030%), 8/1/2023	95,000,000
1,099,350,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.060%), 8/1/2023	1,099,350,000
172,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.370% (SOFR +0.070%), 8/1/2023	172,000,000
1,793,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.390% (SOFR +0.090%), 8/1/2023	1,793,700,000
399,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.400% (SOFR +0.100%), 8/1/2023	399,750,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.410% (SOFR +0.110%), 8/1/2023	50,009,692
1,924,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.420% (SOFR +0.120%), 8/1/2023	1,924,250,000
888,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.460% (SOFR +0.160%), 8/1/2023	888,800,000
12,325,350,000		Federal Home Loan Bank System, 4.000% - 5.740%, 9/14/2023 - 8/14/2024	12,325,312,795
507,150,000		Federal Home Loan Mortgage Corp., 5.410% - 5.420%, 6/14/2024 - 6/17/2024	507,150,000
279,113,000	[1]	Housing and Urban Development Floating Rate Notes, 5.300% (91-day T-Bill +0.350%), 8/1/2023	279,113,000
		TOTAL GOVERNMENT AGENCIES	32,580,570,356
		U.S. TREASURIES— 8.7%
	[2]	U.S. Treasury Bills—2.7%
1,446,000,000		United States Treasury Bill, 5.215%, 12/28/2023	1,414,789,097
890,000,000		United States Treasury Bill, 5.230%, 9/12/2023	884,569,513
481,000,000		United States Treasury Bill, 5.250%, 1/18/2024	469,075,207
1,091,350,000		United States Treasury Bills, 5.220% - 5.245%, 10/31/2023	1,076,918,760
		TOTAL	3,845,352,577
	[1]	U.S. Treasury Notes—6.0%
671,000,000		United States Treasury Floating Rate Notes, 5.266% (91-day T-Bill -0.075%), 8/1/2023	670,999,977
639,290,000		United States Treasury Floating Rate Notes, 5.326% (91-day T-Bill -0.015%), 8/1/2023	639,649,291
2,138,000,000		United States Treasury Floating Rate Notes, 5.378% (91-day T-Bill +0.037%), 8/1/2023	2,137,319,639
Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES— continued
	[1]	U.S. Treasury Notes—6.0%
$ 741,000,000		United States Treasury Floating Rate Notes, 5.476% (91-day T-Bill +0.125%), 8/1/2023	$ 741,000,000
1,144,000,000		United States Treasury Floating Rate Notes, 5.481% (91-day T-Bill +0.140%), 8/1/2023	1,143,424,821
1,623,000,000		United States Treasury Floating Rate Notes, 5.510% (91-day T-Bill +0.169%), 8/1/2023	1,623,397,047
1,792,750,000		United States Treasury Floating Rate Notes, 5.541% (91-day T-Bill +0.200%), 8/1/2023	1,793,208,752
		TOTAL	8,748,999,527
		TOTAL U.S. TREASURIES	12,594,352,104
		REPURCHASE AGREEMENTS— 65.4%
150,000,000		Repurchase agreement 5.31%, dated 7/31/2023 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $150,022,125 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2053 and the market value of those underlying securities was $153,329,765.	150,000,000
1,900,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,294,444 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2058 and the market value of those underlying securities was $2,040,000,000.	1,900,000,000
2,300,000,000		Repurchase agreement 5.30%, dated 7/31/2023 under which Bank of Nova Scotia will repurchase securities provided as collateral for $2,300,338,611 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/20/2053 and the market value of those underlying securities was $2,346,345,434.	2,300,000,000
1,506,525,000		Interest in $1,550,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,550,228,194 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2058 and the market value of those underlying securities was $1,584,082,879.	1,506,525,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,781,500,000
Interest in $1,800,000,000 joint repurchase agreement 5.31%, dated 7/31/2023 under which Wells Fargo Securities LLC will
repurchase securities provided as collateral for $1,800,265,500 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
10/16/2062 and the market value of those underlying securities was $1,836,736,753.
		$ 1,781,500,000
1,000,000,000	Repurchase agreement 5.31%, dated 7/18/2023 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,009,587,500 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2057 and the market value of those underlying securities was $1,022,106,300.	1,000,000,000
500,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,073,611 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2069 and the market value of those underlying securities was $511,653,057.	500,000,000
1,100,000,000	Interest in $1,650,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,242,917 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2069 and the market value of those underlying securities was $1,689,159,558.	1,100,000,000
1,156,354,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	1,156,354,000
300,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,044,167 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/20/2053 and the market value of those underlying securities was $306,045,106.	300,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 397,000,000
Repurchase agreement 5.27%, dated 7/31/2023 under which
BNP Paribas S.A. will repurchase securities provided as collateral for $397,058,116 on 8/1/2023. The securities provided as
collateral at the end of the period held with BNY Mellon as
tri-party agent, were U.S. Treasury securities with various
maturities to 11/15/2032 and the market value of those
underlying securities was $404,999,283.
		$ 397,000,000
1,300,000,000	Interest in $2,300,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,338,611 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $2,345,460,138.	1,300,000,000
465,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,294,444 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $2,040,300,364.	465,000,000
230,000,000	Repurchase agreement 5.28%, dated 7/31/2023 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $230,033,733 on 8/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 1/31/2030 and the market value of that underlying security was $234,634,490.	230,000,000
75,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,011,042 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2053 and the market value of those underlying securities was $76,500,001.	75,000,000
1,255,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,255,185,113 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2053 and the market value of those underlying securities was $1,292,650,000.	1,255,000,000
1,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,147,222 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,873,945.	1,000,000,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,050,000,000
Interest in $1,150,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,150,169,306 on 8/1/2023.
The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government
Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $1,184,116,877.
		$ 1,050,000,000
700,000,000	Repurchase agreement 5.32%, dated 7/27/2023 under which Bank of Montreal will repurchase securities provided as collateral for $702,172,333 on 8/17/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2053 and the market value of those underlying securities was $714,527,567.	700,000,000
402,737,500	Repurchase agreement 5.32%, dated 7/31/2023 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $402,797,016 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 4/15/2030 and the market value of those underlying securities was $411,772,405.	402,737,500
37,062,500	Repurchase agreement 5.31%, dated 7/31/2023 under which Prudential Legacy Insurance Co. of NJ will repurchase a security provided as collateral for $37,067,967 on 8/1/2023. The security provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, was a U.S. Treasury security maturing on 5/15/2030 and the market value of that underlying security was $37,810,000.	37,062,500
1,500,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.34%, dated 7/27/2023 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,016,613,333 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2060 and the market value of those underlying securities was $2,058,263,368.	1,500,000,000
3,479,860,000	Interest in $3,500,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,500,515,278 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/15/2063 and the market value of those underlying securities was $3,573,698,379.	3,479,860,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,450,000,000
Interest in $1,800,000,000 joint repurchase agreement 5.35%, dated 5/1/2023 under which BNP Paribas S.A. will repurchase
securities provided as collateral for $1,824,610,000 on 8/1/2023.
The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government
Agency and U.S. Treasury securities with various maturities to
11/15/2057 and the market value of those underlying securities was $1,864,108,696.
		$ 1,450,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 5.35%, dated 7/21/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $506,984,722 on 10/23/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2071 and the market value of those underlying securities was $511,741,112.	400,000,000
230,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $230,033,925 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2053 and the market value of those underlying securities was $234,634,571.	230,000,000
1,028,000,000	Repurchase agreement 5.28%, dated 7/31/2023 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,028,152,487 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $1,048,713,803.	1,028,000,000
1,036,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,036,152,522 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2053 and the market value of those underlying securities was $1,056,875,573.	1,036,000,000
400,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $400,058,889 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/1/2052 and the market value of those underlying securities was $408,463,866.	400,000,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,161,000,000
Interest in $3,161,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,161,465,369 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities
was $3,224,694,709.
		$ 1,161,000,000
1,744,196,000	Interest in $1,820,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Bank of America, N.A. will repurchase a security provided as collateral for $1,820,267,944 on 8/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 7/20/2052 and the market value of that underlying security was $1,856,673,303.	1,744,196,000
700,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.31%, dated 7/26/2023 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,008,260,000 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $1,028,425,203.	700,000,000
716,500,000	Interest in $775,000,000 joint repurchase agreement 5.31%, dated 7/31/2023 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $775,114,313 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2053 and the market value of those underlying securities was $791,590,723.	716,500,000
2,625,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,625,387,188 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2057 and the market value of those underlying securities was $2,702,567,631.	2,625,000,000
800,000,000	Repurchase agreement 5.34%, dated 7/19/2023 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $803,560,000 on 8/18/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2057 and the market value of those underlying securities was $817,502,800.	800,000,000
Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 750,000,000
Interest in $900,000,000 joint repurchase agreement 5.34%,
dated 7/24/2023 under which Wells Fargo Securities LLC will
repurchase a security provided as collateral for $904,005,000 on
8/24/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a
U.S. Government Agency security maturing on 4/20/2053 and
the market value of that underlying security was $918,935,341.
		$ 750,000,000
675,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,250,184,028 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2053 and the market value of those underlying securities was $1,277,926,884.	675,000,000
400,000,000	Repurchase agreement 5.32%, dated 7/26/2023 under which Credit Agricole Corporate and Investment Bank will repurchase a security provided as collateral for $403,310,222 on 9/21/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 3/20/2053 and the market value of that underlying security was $408,301,467.	400,000,000
750,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.35%, dated 7/27/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,260,402,778 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2064 and the market value of those underlying securities was $1,276,928,573.	750,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 5.31%, dated 7/26/2023 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,442,500 on 8/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2062 and the market value of those underlying securities was $510,646,609.	400,000,000
1,400,000,000	Interest in $1,900,000,000 joint repurchase agreement 5.35%, dated 7/25/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,924,283,056 on 10/19/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2056 and the market value of those underlying securities was $1,939,978,441.	1,400,000,000
Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,600,000,000
Interest in $2,000,000,000 joint repurchase agreement 5.34%, dated 7/6/2023 under which Royal Bank of Canada, New York
Branch will repurchase securities provided as collateral for
$2,036,786,667 on 11/7/2023. The securities provided as
collateral at the end of the period held with BNY Mellon as
tri-party agent, were U.S. Government Agency securities and a
U.S. Treasury security with various maturities to 8/1/2059 and the market value of those underlying securities was $2,077,222,761.
		$ 1,600,000,000
3,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2056 and the market value of those underlying securities was $3,090,551,523.	3,000,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 5.34%, dated 7/27/2023 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,512,320,000 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2053 and the market value of those underlying securities was $1,531,134,750.	1,000,000,000
2,799,000,000	Interest in $3,800,000,000 joint repurchase agreement 5.36%, dated 7/27/2023 under which BofA Securities, Inc. will repurchase securities provided as collateral for $3,835,078,222 on 9/27/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2058 and the market value of those underlying securities was $3,916,913,756.	2,799,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 7/11/2023 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,017,800,000 on 11/9/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2060 and the market value of those underlying securities was $1,038,815,326.	800,000,000
20,750,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $20,753,054,861 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2032 and the market value of those underlying securities was $20,753,054,912.	20,750,000,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,700,000,000
Interest in $2,000,000,000 joint repurchase agreement 5.37%, dated 5/30/2023 under which Royal Bank of Canada, New York
Branch will repurchase securities provided as collateral for
$2,026,850,000 on 8/28/2023. The securities provided as
collateral at the end of the period held with BNY Mellon as
tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2053 and the market value of those underlying securities was $2,066,667,992.
		$ 1,700,000,000
4,000,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,590,000 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2028 and the market value of those underlying securities was $4,080,000,082.	4,000,000,000
1,000,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,147,500 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2063 and the market value of those underlying securities was $1,020,000,000.	1,000,000,000
2,900,000,000	Interest in $3,500,000,000 joint repurchase agreement 5.38%, dated 5/30/2023 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $3,562,766,667 on 9/27/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/1/2062 and the market value of those underlying securities was $3,632,863,413.	2,900,000,000
1,375,000,000	Interest in $2,750,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,750,404,861 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/17/2023 and the market value of those underlying securities was $2,805,413,046.	1,375,000,000
750,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,110,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2053 and the market value of those underlying securities was $765,892,875.	750,000,000
500,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,073,750 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $510,076,207.	500,000,000
Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 4,000,000,000
Repurchase agreement 5.31%, dated 7/31/2023 under which
Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,590,000 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $4,080,000,014.
		$ 4,000,000,000
2,000,000,000	Interest in $2,500,000,000 joint repurchase agreement 5.31%, dated 7/26/2023 under which Societe Generale, New York will repurchase securities provided as collateral for $2,502,581,250 on 8/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2056 and the market value of those underlying securities was $2,552,256,751.	2,000,000,000
3,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2049 and the market value of those underlying securities was $3,062,031,973.	3,000,000,000
1,000,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Australia & New Zealand Banking Group, Melbourne will repurchase securities provided as collateral for $1,000,147,500 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/15/2047 and the market value of those underlying securities was $1,020,168,337.	1,000,000,000
1,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,147,222 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/15/2047 and the market value of those underlying securities was $1,023,023,830.	1,000,000,000
450,002,900	Repurchase agreement 5.30%, dated 7/31/2023 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,069,150 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 8/31/2026 and the market value of those underlying securities was $459,095,089.	450,002,900
Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,000,000,000
Repurchase agreement 5.30%, dated 7/31/2023 under which
Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,147,222 on 8/1/2023. The securities provided as collateral at the end of the period held with State
Street Bank & Trust Co. as custodian, were U.S. Treasury
securities with various maturities to 11/15/2052 and the market value of those underlying securities was $1,021,068,748.
		$ 1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	94,875,737,900
	TOTAL INVESTMENT IN SECURITIES—96.6% (AT AMORTIZED COST)[3]	140,050,660,360
	OTHER ASSETS AND LIABILITIES - NET—3.4%[4]	4,890,070,534
	TOTAL NET ASSETS—100%	$144,940,730,894

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.026[2]	0.003	0.000[3]	0.012	0.012
Net realized gain (loss)	0.014	(0.000)[3]	0.000[3]	(0.001)	(0.000)[3]
Total From Investment Operations	0.040	0.003	0.000[3]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.040)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Distributions from net realized gain	—	—	—	(0.000)[3]	—
Total Distributions	(0.040)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	4.03%	0.31%	0.02%	1.12%	1.23%
Ratios to Average Net Assets:
Net expenses[5]	0.17%	0.09%	0.11%	0.17%	1.15%
Net investment income	2.56%	0.25%	0.02%	0.74%	1.21%
Expense waiver/reimbursement[6]	0.13%	0.22%	0.20%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,157	$5,921,339	$8,073,883	$7,328,261	$3,307

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.039[1]	0.003	0.000[2]	0.011	0.021
Net realized gain (loss)	0.000[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.039	0.003	0.000[2]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.039)	(0.003)	(0.000)[2]	(0.011)	(0.021)
Distributions from net realized gain	—	—	—	(0.000)[2]	—
Total Distributions	(0.039)	(0.003)	(0.000)[2]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.99%	0.30%	0.02%	1.09%	2.17%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.10%	0.10%	0.19%	0.19%
Net investment income	3.92%	0.28%	0.02%	0.97%	2.15%
Expense waiver/reimbursement[5]	0.13%	0.23%	0.23%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,952,071	$31,227,810	$31,176,397	$29,928,127	$23,667,498

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.037[1]	0.002	0.000[2]	0.009	0.019
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.037	0.002	0.000[2]	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Distributions from net realized gain	—	—	—	(0.000)[2]	—
Total Distributions	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.76%	0.22%	0.02%	0.91%	1.94%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.17%	0.11%	0.38%	0.42%
Net investment income	3.73%	0.19%	0.01%	0.83%	1.93%
Expense waiver/reimbursement[5]	0.13%	0.38%	0.43%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,250,481	$10,082,923	$13,157,890	$12,300,069	$10,249,258

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.044[1]	0.046	0.024	0.009	0.019
Net realized gain (loss)	(0.007)	(0.044)	(0.024)	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.037	0.002	0.000[2]	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Distributions from net realized gain	—	—	—	(0.000)[2]	—
Total Distributions	(0.037)	(0.002)	(0.000)[2]	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.73%	0.22%	0.02%	0.88%	1.90%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.14%	0.19%	0.41%	0.45%
Net investment income	4.43%	0.14%	0.01%	0.89%	1.97%
Expense waiver/reimbursement[5]	0.13%	0.43%	0.39%	0.18%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,462	$78	$219	$253,981	$176,438

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.033[1]	0.001	0.000[2]	0.006	0.015
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.033	0.001	0.000[2]	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.033)	(0.001)	(0.000)[2]	(0.006)	(0.015)
Distributions from net realized gain	—	—	—	(0.000)[2]	—
Total Distributions	(0.033)	(0.001)	(0.000)[2]	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.33%	0.12%	0.02%	0.63%	1.51%
Ratios to Average Net Assets:
Net expenses[4]	0.84%	0.27%	0.11%	0.64%	0.84%
Net investment income	3.32%	0.11%	0.01%	0.61%	1.51%
Expense waiver/reimbursement[5]	0.13%	0.70%	0.86%	0.34%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$641,702	$567,676	$625,477	$599,710	$534,565

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.034[1]	0.001	0.000[2]	0.005	0.013
Net realized gain (loss)	(0.003)	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.031	0.001	0.000[2]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.031)	(0.001)	(0.000)[2]	(0.005)	(0.013)
Distributions from net realized gain	—	—	—	(0.000)[2]	—
Total Distributions	(0.031)	(0.001)	(0.000)[2]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.18%	0.10%	0.02%	0.54%	1.35%
Ratios to Average Net Assets:
Net expenses[4]	0.98%	0.26%	0.11%	0.71%	1.00%
Net investment income	3.38%	0.08%	0.01%	0.48%	1.35%
Expense waiver/reimbursement[5]	0.18%	0.93%	1.07%	0.47%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$902,755	$307,895	$526,713	$349,935	$259,284

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.038[1]	0.003	0.000[2]	0.010	0.020
Net realized gain (loss)	0.000[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.038	0.003	0.000[2]	0.010	0.020
Less Distributions:
Distributions from net investment income	(0.038)	(0.003)	(0.000)[2]	(0.010)	(0.020)
Distributions from net realized gain	—	—	—	(0.000)[2]	—
Total Distributions	(0.038)	(0.003)	(0.000)[2]	(0.010)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.89%	0.26%	0.02%	0.99%	2.05%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.14%	0.12%	0.30%	0.30%
Net investment income	3.81%	0.24%	0.01%	0.94%	2.04%
Expense waiver/reimbursement[5]	0.13%	0.30%	0.32%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,529,186	$3,094,786	$3,044,642	$3,454,165	$3,399,696

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035[1]	0.002	0.000[2]	0.007	0.017
Net realized gain (loss)	(0.001)	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.034	0.002	0.000[2]	0.007	0.017
Less Distributions:
Distributions from net investment income	(0.034)	(0.002)	(0.000)[2]	(0.007)	(0.017)
Distributions from net realized gain	—	—	—	(0.000)[2]	—
Total Distributions	(0.034)	(0.002)	(0.000)[2]	(0.007)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.50%	0.16%	0.02%	0.73%	1.67%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.24%	0.12%	0.54%	0.69%
Net investment income	3.52%	0.13%	0.01%	0.66%	1.71%
Expense waiver/reimbursement[5]	0.13%	0.59%	0.71%	0.29%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,331,183	$1,276,028	$2,658,370	$3,303,066	$2,472,153

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.040[1]	0.003	0.000[2]	0.011	0.022
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.040	0.003	0.000[2]	0.011	0.022
Less Distributions:
Distributions from net investment income	(0.040)	(0.003)	(0.000)[2]	(0.011)	(0.022)
Distributions from net realized gain	—	—	—	(0.000)[2]	—
Total Distributions	(0.040)	(0.003)	(0.000)[2]	(0.011)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.04%	0.31%	0.03%	1.14%	2.21%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.09%	0.10%	0.15%	0.15%
Net investment income	3.99%	0.33%	0.02%	0.96%	2.20%
Expense waiver/reimbursement[5]	0.13%	0.20%	0.18%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,718,697	$83,546,204	$69,590,226	$76,682,858	$42,873,211

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2019[1]
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.043[2]	0.003	0.000[3]	0.011	0.012
Net realized gain (loss)	(0.003)	(0.000)[3]	—	0.000[3]	(0.000)[3]
Total From Investment Operations	0.040	0.003	0.000[3]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.040)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Distributions from net realized gains	—	—	—	(0.000)[3]	—
Total Distributions	(0.040)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	4.04%	0.31%	0.03%	1.14%	1.24%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.10%	0.11%	0.15%	0.15%[6]
Net investment income	4.30%	0.54%	0.03%	0.81%	2.29%[6]
Expense waiver/reimbursement[7]	0.13%	0.18%	0.17%	0.14%	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,642,312	$1,942,655	$571,121	$1,089	$356

1	Reflects operations for the period from January 18, 2019 (commencement of operations) to July 31, 2019.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2023	Period Ended 7/31/2022[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.041[2]	0.003
Net realized gain (loss)	(0.001)	(0.000)[3]
Total From Investment Operations	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	4.04%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.14%[6]
Net investment income	4.07%	0.92%[6]
Expense waiver/reimbursement[7]	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,781,724	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements	$94,875,737,900
Investment in securities	45,174,922,460
Investment in securities, at amortized cost	140,050,660,360
Cash	4,918,742,155
Income receivable	398,384,802
Receivable for shares sold	242,931,524
Total Assets	145,610,718,841
Liabilities:
Payable for investments purchased	143,000,000
Payable for shares redeemed	193,589,789
Income distribution payable	324,311,710
Payable for investment adviser fee (Note 5)	277,346
Payable for administrative fee (Note 5)	308,649
Payable for Directors’/Trustees’ fees (Note 5)	188
Payable for distribution services fee (Note 5)	899,463
Payable for other service fees (Notes 2 and 5)	4,840,507
Accrued expenses (Note 5)	2,760,295
Total Liabilities	669,987,947
Net assets for 144,992,144,180 shares outstanding	$144,940,730,894
Net Assets Consist of:
Paid-in capital	$144,992,321,790
Total distributable earnings (loss)	(51,590,896)
Total Net Assets	$144,940,730,894
Annual Shareholder Report
26

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$181,157,335 ÷ 181,221,512 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$28,952,070,973 ÷ 28,962,351,265 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$10,250,481,297 ÷ 10,254,118,939 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$9,461,513 ÷ 9,464,873 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$641,701,665 ÷ 641,928,970 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$902,755,200 ÷ 903,075,038 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,529,185,507 ÷ 3,530,433,469 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,331,183,044 ÷ 1,331,654,681 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$88,718,697,460 ÷ 88,750,174,366 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$8,642,312,403 ÷ 8,645,364,630 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$1,781,724,497 ÷ 1,782,356,437 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$5,860,106,062
Expenses:
Investment adviser fee (Note 5)	283,204,796
Administrative fee (Note 5)	110,647,442
Custodian fees	3,973,551
Transfer agent fees (Note 2)	3,635,230
Directors’/Trustees’ fees (Note 5)	759,469
Auditing fees	26,365
Legal fees	11,809
Portfolio accounting fees	283,923
Distribution services fee (Note 5)	9,538,763
Other service fees (Notes 2 and 5)	52,479,145
Share registration costs	1,054,704
Printing and postage	1,146,407
Miscellaneous (Note 5)	585,241
TOTAL EXPENSES	467,346,845
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(183,374,552)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(327,472)
TOTAL WAIVERS AND REIMBURSEMENTS	(183,702,024)
Net expenses	283,644,821
Net investment income	5,576,461,241
Net realized loss on investments	(1,284,750)
Change in net assets resulting from operations	$5,575,176,491
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,576,461,241	$379,295,869
Net realized gain (loss)	(1,284,750)	(50,482,982)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,575,176,491	328,812,887
Distributions to Shareholders:
Select Shares	(35,271,850)	(19,758,181)
Institutional Shares	(1,174,046,622)	(88,014,519)
Service Shares	(389,623,516)	(22,610,113)
Administrative Shares	(161,294)	(254)
Cash II Shares	(19,617,039)	(689,048)
Cash Series Shares	(21,988,107)	(314,780)
Capital Shares	(136,929,964)	(8,282,207)
Trust Shares	(50,205,859)	(3,682,995)
Premier Shares	(3,450,670,665)	(232,988,258)
Advisor Shares	(257,752,222)	(4,070,279)
SDG Shares[1]	(40,021,310)	(1,726,104)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,576,288,448)	(382,136,738)
Share Transactions:
Proceeds from sale of shares	883,504,550,198	858,728,766,875
Net asset value of shares issued to shareholders in payment of distributions declared	2,496,154,457	160,712,048
Cost of shares redeemed	(879,522,640,205)	(849,797,315,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,478,064,450	9,092,163,210
Change in net assets	6,476,952,493	9,038,839,359
Net Assets:
Beginning of period	138,463,778,401	129,424,939,042
End of period	$144,940,730,894	$138,463,778,401

1	The Fund’s SDG Class commenced operations on March 30, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
The Fund’s SDG Shares commenced operations on March 30, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Annual Shareholder Report
30

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
31

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $183,702,024 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$7,991	$—
Institutional Shares	216,261	—
Service Shares	1,700,213	—
Administrative Shares	45	(13)
Cash II Shares	511,896	—
Cash Series Shares	162,958	—
Capital Shares	25,922	—
Trust Shares	329,655	—
Premier Shares	626,393	(1,565)
Advisor Shares	46,752	(825)
SDG Shares	7,144	—
TOTAL	$3,635,230	$(2,403)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may
Annual Shareholder Report
32

voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$187,814
Institutional Shares	14,141,662
Service Shares	26,128,418
Administrative Shares	3,417
Cash II Shares	1,469,279
Cash Series Shares	1,625,346
Capital Shares	5,359,388
Trust Shares	3,563,821
TOTAL	$52,479,145
For the year ended July 31, 2023, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
33

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	2,168,449,564	$2,168,449,564	13,629,752,471	$13,629,752,471
Shares issued to shareholders in payment of distributions declared	3,995,559	3,995,559	441,651	441,651
Shares redeemed	(7,914,714,488)	(7,914,714,488)	(15,780,397,892)	(15,780,397,892)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(5,742,269,365)	$(5,742,269,365)	(2,150,203,770)	$(2,150,203,770)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	186,148,262,717	$186,148,262,717	224,829,179,654	$224,829,179,654
Shares issued to shareholders in payment of distributions declared	420,918,743	420,918,743	31,988,578	31,988,578
Shares redeemed	(188,845,973,947)	(188,845,973,947)	(224,797,693,663)	(224,797,693,663)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,276,792,487)	$(2,276,792,487)	63,474,569	$63,474,569
	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	27,836,489,730	$27,836,489,730	27,391,276,505	$27,391,276,505
Shares issued to shareholders in payment of distributions declared	169,368,568	169,368,568	9,246,109	9,246,109
Shares redeemed	(27,838,325,461)	(27,838,325,461)	(30,471,519,424)	(30,471,519,424)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	167,532,837	$167,532,837	(3,070,996,810)	$(3,070,996,810)
Annual Shareholder Report
34

	Year Ended 7/31/2023		Year Ended 7/31/2022
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	15,341,826	$15,341,826	860,627	$860,627
Shares issued to shareholders in payment of distributions declared	68,641	68,641	169	169
Shares redeemed	(6,023,799)	(6,023,799)	(1,001,455)	(1,001,455)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	9,386,668	$9,386,668	(140,659)	$(140,659)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	464,220,612	$464,220,612	384,359,199	$384,359,199
Shares issued to shareholders in payment of distributions declared	19,293,153	19,293,153	677,732	677,732
Shares redeemed	(409,467,416)	(409,467,416)	(442,616,478)	(442,616,478)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	74,046,349	$74,046,349	(57,579,547)	$(57,579,547)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	4,365,518,975	$4,365,518,975	1,250,402,484	$1,250,402,484
Shares issued to shareholders in payment of distributions declared	21,787,443	21,787,443	314,098	314,098
Shares redeemed	(3,792,238,227)	(3,792,238,227)	(1,469,410,905)	(1,469,410,905)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	595,068,191	$595,068,191	(218,694,323)	$(218,694,323)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	22,112,699,472	$22,112,699,472	11,576,723,757	$11,576,723,757
Shares issued to shareholders in payment of distributions declared	103,746,094	103,746,094	5,965,112	5,965,112
Shares redeemed	(21,781,934,740)	(21,781,934,740)	(11,531,336,929)	(11,531,336,929)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	434,510,826	$434,510,826	51,351,940	$51,351,940
Annual Shareholder Report
35

	Year Ended 7/31/2023		Year Ended 7/31/2022
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	5,541,475,630	$5,541,475,630	4,116,626,629	$4,116,626,629
Shares issued to shareholders in payment of distributions declared	30,288,301	30,288,301	2,947,861	2,947,861
Shares redeemed	(5,516,600,396)	(5,516,600,396)	(5,501,391,334)	(5,501,391,334)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	55,163,535	$55,163,535	(1,381,816,844)	$(1,381,816,844)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	579,652,518,806	$579,652,518,806	566,602,630,504	$566,602,630,504
Shares issued to shareholders in payment of distributions declared	1,475,168,922	1,475,168,922	103,686,462	103,686,462
Shares redeemed	(575,954,063,278)	(575,954,063,278)	(552,718,368,752)	(552,718,368,752)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	5,173,624,450	$5,173,624,450	13,987,948,214	$13,987,948,214
	Year Ended 7/31/2023		Year Ended 7/31/2022
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	18,594,511,674	$18,594,511,674	2,274,388,161	$2,274,388,161
Shares issued to shareholders in payment of distributions declared	224,560,850	224,560,850	3,940,957	3,940,957
Shares redeemed	(12,117,071,313)	(12,117,071,313)	(906,072,880)	(906,072,880)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	6,702,001,211	$6,702,001,211	1,372,256,238	$1,372,256,238
Annual Shareholder Report
36

	Year Ended 7/31/2023		Period Ended 7/31/2022[1]
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	36,605,061,192	$36,605,061,192	6,672,566,884	$6,672,566,884
Shares issued to shareholders in payment of distributions declared	26,958,183	26,958,183	1,503,319	1,503,319
Shares redeemed	(35,346,227,140)	(35,346,227,140)	(6,177,506,001)	(6,177,506,001)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	1,285,792,235	$1,285,792,235	496,564,202	$496,564,202
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,478,064,450	$6,478,064,450	9,092,163,210	$9,092,163,210

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$5,576,288,448	$382,136,738
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$176,836
Capital loss carryforwards	$(51,767,732)
TOTAL	$(51,590,896)
As of July 31, 2023, the Fund had a capital loss carryforward of $51,767,732 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$51,767,732	$—	$51,767,732
Annual Shareholder Report
37

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Fund’s Adviser voluntarily waived $183,374,552 of its fee and voluntarily reimbursed $2,403 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.05%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Annual Shareholder Report
38

The Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Trustees. Prior to July 1, 2023, the Fund’s Administrative Shares could incur and pay a Rule 12b-1 Fee of up to 0.25% of the average daily net assets of the Administrative Share Class.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$7,533	$—
Cash II Shares	2,066,579	—
Cash Series Shares	3,900,830	(325,069)
Trust Shares	3,563,821	—
TOTAL	$9,538,763	$(325,069)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2023, FSC retained $431,638 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $517,257 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Annual Shareholder Report
39

Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s
Annual Shareholder Report
40

investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
10. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
41

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
42

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
43

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
44

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,023.80	$0.85
Institutional Shares	$1,000	$1,023.60	$1.00
Service Shares	$1,000	$1,022.50	$2.11
Administrative Shares	$1,000	$1,022.30	$2.26
Cash II Shares	$1,000	$1,020.40	$4.21
Cash Series Shares	$1,000	$1,019.70	$4.91
Capital Shares	$1,000	$1,023.10	$1.50
Trust Shares	$1,000	$1,021.20	$3.41
Premier Shares	$1,000	$1,023.90	$0.75
Advisor Shares	$1,000	$1,023.90	$0.75
SDG Shares	$1,000	$1,023.90	$0.75
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,023.95	$0.85
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.71	$2.11
Administrative Shares	$1,000	$1,022.56	$2.26
Cash II Shares	$1,000	$1,020.63	$4.21
Cash Series Shares	$1,000	$1,019.93	$4.91
Capital Shares	$1,000	$1,023.31	$1.51
Trust Shares	$1,000	$1,021.42	$3.41
Premier Shares	$1,000	$1,024.05	$0.75
Advisor Shares	$1,000	$1,024.05	$0.75
SDG Shares	$1,000	$1,024.05	$0.75

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.17%
Institutional Shares	0.20%
Service Shares	0.42%
Administrative Shares	0.45%
Cash II Shares	0.84%
Cash Series Shares	0.98%
Capital Shares	0.30%
Trust Shares	0.68%
Premier Shares	0.15%
Advisor Shares	0.15%
SDG Shares	0.15%
Annual Shareholder Report
45

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
46

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
47

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
48

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
49

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
50

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
51

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
52

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
53

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
54

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
55

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
56

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
57

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
58

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
59

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
60

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
61

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
62

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
63

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450513 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	66.2%
U.S. Government Agency Securities	38.7%
Other Assets and Liabilities—Net[2]	(4.9)%
TOTAL	100%
At July 31, 2023, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.3%
8-30 Days	30.5%
31-90 Days	19.3%
91-180 Days	7.9%
181 Days or more	6.9%
Other Assets and Liabilities—Net[2]	(4.9)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount			Value
		U.S. TREASURIES—66.2%
$50,000,000		United States Treasury Bill, 3.955%, 10/5/2023	$49,642,951
9,000,000		United States Treasury Bill, 5.060%, 8/3/2023	8,997,470
212,000,000		United States Treasury Bill, 5.085%, 8/1/2023	212,000,000
100,000,000		United States Treasury Bill, 5.100%, 9/19/2023	99,305,833
175,000,000		United States Treasury Bill, 5.167%, 8/17/2023	174,598,083
250,000,000		United States Treasury Bill, 5.210%, 8/24/2023	249,167,848
300,000,000		United States Treasury Bill, 5.230%, 9/12/2023	298,169,499
150,000,000		United States Treasury Bill, 5.232%, 10/24/2023	148,168,625
400,000,000		United States Treasury Bill, 5.255%, 8/22/2023	398,773,833
200,000,000		United States Treasury Bill, 5.260%, 11/14/2023	196,931,667
142,750,000		United States Treasury Bill, 5.270%, 10/26/2023	140,952,857
118,260,000		United States Treasury Bill, 5.275%, 8/29/2023	117,774,805
300,000,000		United States Treasury Bill, 5.275%, 9/7/2023	298,373,541
100,000,000		United States Treasury Bill, 5.280%, 11/2/2023	98,665,333
100,000,000		United States Treasury Bill, 5.300%, 11/28/2023	98,248,056
519,500,000		United States Treasury Bills, 5.030%—5.150%, 8/8/2023	518,980,948
400,000,000		United States Treasury Bills, 5.075%—5.210%, 8/15/2023	399,204,917
77,000,000		United States Treasury Bills, 5.110%—5.130%, 8/10/2023	76,901,497
150,000,000		United States Treasury Bills, 5.240%—5.300%, 8/31/2023	149,340,000
35,000,000	[1]	United States Treasury Floating Rate Notes, 5.266% (91-day T-Bill -0.075%), 8/1/2023	34,999,999
62,000,000	[1]	United States Treasury Floating Rate Notes, 5.326% (91-day T-Bill -0.015%), 8/1/2023	62,002,601
132,000,000	[1]	United States Treasury Floating Rate Notes, 5.376% (91-day T-Bill +0.035%), 8/1/2023	132,019,817
119,800,000	[1]	United States Treasury Floating Rate Notes, 5.378% (91-day T-Bill +0.037%), 8/1/2023	119,788,318
30,000,000	[1]	United States Treasury Floating Rate Notes, 5.476% (91-day T-Bill +0.125%), 8/1/2023	30,000,000
36,137,600	[1]	United States Treasury Floating Rate Notes, 5.481% (91-day T-Bill +0.140%), 8/1/2023	36,120,808
95,150,000	[1]	United States Treasury Floating Rate Notes, 5.510% (91-day T-Bill +0.169%), 8/1/2023	95,165,133
116,940,000	[1]	United States Treasury Floating Rate Notes, 5.541% (91-day T-Bill +0.200%), 8/1/2023	116,966,415
		TOTAL U.S. TREASURIES	4,361,260,854
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—38.7%
$169,000,000	[2]	Federal Farm Credit System Discount Notes, 4.600%—5.200%, 8/17/2023 - 11/22/2023	$167,191,783
29,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.220%—5.460% (SOFR +0.160%), 8/1/2023 - 8/7/2023	29,900,000
180,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.325% (SOFR +0.025%), 8/1/2023	180,001,435
11,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.327% (SOFR +0.027%), 8/1/2023	10,999,618
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.340% (SOFR +0.040%), 8/1/2023	35,000,747
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.345% (SOFR +0.045%), 8/1/2023	34,999,848
13,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.055%), 8/1/2023	13,000,000
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.360% (SOFR +0.060%), 8/1/2023	50,003,389
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.365% (SOFR +0.065%), 8/1/2023	4,999,923
9,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.375% (SOFR +0.075%), 8/1/2023	9,499,707
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.090%), 8/1/2023	25,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR +0.100%), 8/1/2023	19,997,759
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.120%), 8/1/2023	5,001,306
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.130%), 8/1/2023	20,000,000
12,230,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.435% (SOFR +0.135%), 8/1/2023	12,230,421
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.170%), 8/1/2023	10,000,000
15,000,000		Federal Farm Credit System Notes, 4.125%, 10/17/2023	14,998,457
116,100,000	[2]	Federal Home Loan Bank System Discount Notes, 4.820%—5.070%, 8/3/2023 - 9/20/2023	115,907,608
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.300% (SOFR +0.000%), 8/1/2023	50,000,000
150,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.305% (SOFR +0.005%), 8/1/2023	150,000,000
75,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.315% (SOFR +0.015%), 8/1/2023	75,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.320% (SOFR +0.020%), 8/1/2023	50,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.325% (SOFR +0.025%), 8/1/2023	100,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$605,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.330% (SOFR +0.030%), 8/1/2023	$605,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.350% (SOFR +0.050%), 8/1/2023	50,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.355% (SOFR +0.055%), 8/1/2023	50,000,000
75,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.060%), 8/1/2023	75,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.390% (SOFR +0.090%), 8/1/2023	10,000,363
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.460% (SOFR +0.160%), 8/1/2023	25,000,000
503,200,000		Federal Home Loan Bank System, 3.510%—5.740%, 9/14/2023 - 8/13/2024	503,199,918
44,000,000	[2]	Tennessee Valley Authority Discount Notes, 5.110%, 8/2/2023	43,993,754
		TOTAL GOVERNMENT AGENCIES	2,545,926,036
		TOTAL INVESTMENT IN SECURITIES—104.9% (AT AMORTIZED COST)[3]	6,907,186,890
		OTHER ASSETS AND LIABILITIES - NET—(4.9)%[4]	(320,905,923)
		TOTAL NET ASSETS—100%	$6,586,280,967
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
The cost of investments for federal tax purposes amounts to $6,907,188,079.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
4

The following acronym(s) is used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.001	0.000[1]	0.008	0.018
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.035	0.001	0.000[1]	0.008	0.018
Less Distributions:
Distributions from net investment income	(0.035)	(0.001)	(0.000)[1]	(0.008)	(0.018)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.035)	(0.001)	(0.000)[1]	(0.008)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.59%	0.14%	0.01%	0.83%	1.81%
Ratios to Average Net Assets:
Net expenses[3]	0.53%[4]	0.23%	0.10%	0.47%[4]	0.52%[4]
Net investment income	3.69%	0.15%	0.02%	0.84%	1.79%
Expense waiver/reimbursement[5]	0.09%	0.39%	0.52%	0.15%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$293,103	$192,603	$141,092	$154,561	$182,939
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.53%, 0.47% and 0.52% for the years ended July 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.039	0.002	0.000[1]	0.011	0.021
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.039	0.002	0.000[1]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.039)	(0.002)	(0.000)[1]	(0.011)	(0.021)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.039)	(0.002)	(0.000)[1]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.93%	0.23%	0.01%	1.10%	2.13%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.12%	0.10%	0.20%[4]	0.20%[4]
Net investment income	3.89%	0.21%	0.02%	0.95%	2.11%
Expense waiver/reimbursement[5]	0.09%	0.17%	0.19%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,568,910	$3,507,901	$3,805,176	$4,366,142	$3,019,468
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20% and 0.20% for the years ended July 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.036	0.002	0.000[1]	0.009	0.019
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.036	0.002	0.000[1]	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.036)	(0.002)	(0.000)[1]	(0.009)	(0.019)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.036)	(0.002)	(0.000)[1]	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.67%	0.16%	0.01%	0.89%	1.88%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.19%	0.10%	0.41%[4]	0.45%[4]
Net investment income	3.63%	0.15%	0.02%	0.86%	1.86%
Expense waiver/reimbursement[5]	0.09%	0.34%	0.43%	0.13%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,724,268	$2,883,277	$2,825,555	$2,950,794	$2,698,641
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.45%, 0.41% and 0.45% for the years ended July 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in securities, at amortized cost and fair value		$6,907,186,890
Cash		2,156,109
Income receivable		20,180,289
Receivable for shares sold		313,703
TOTAL ASSETS		6,929,836,991
Liabilities:
Payable for investments purchased	$319,588,194
Income distribution payable	21,456,069
Payable for shares redeemed	1,527,413
Payable for other service fees (Notes 2 and 5)	675,877
Payable for investment adviser fee (Note 5)	19,923
Payable for administrative fee (Note 5)	14,292
Accrued expenses (Note 5)	274,256
TOTAL LIABILITIES		343,556,024
Net assets for 6,586,338,073 shares outstanding		$6,586,280,967
Net Assets Consists of:
Paid-in capital		$6,586,347,448
Total distributable earnings (loss)		(66,481)
TOTAL NET ASSETS		$6,586,280,967
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$293,102,999 ÷ 293,105,246 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,568,909,882 ÷ 3,568,940,460 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,724,268,086 ÷ 2,724,292,367 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest			$279,108,955
Expenses:
Investment adviser fee (Note 5)		$13,637,385
Administrative fee (Note 5)		5,329,520
Custodian fees		199,581
Transfer agent fees (Note 2)		236,348
Directors’/Trustees’ fees (Note 5)		37,880
Auditing fees		25,159
Legal fees		11,617
Other service fees (Notes 2 and 5)		7,372,981
Portfolio accounting fees		184,068
Share registration costs		220,744
Printing and postage		44,996
Miscellaneous (Note 5)		106,552
TOTAL EXPENSES		27,406,831
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,888,549)
Reduction of custodian fees (Note 6)	(74,687)
TOTAL WAIVER AND REDUCTION		(5,963,236)
Net expenses			21,443,595
Net investment income			257,665,360
Net realized loss on investments			(1,633)
Change in net assets resulting from operations			$257,663,727
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$257,665,360	$12,437,059
Net realized loss	(1,633)	(64,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	257,663,727	12,372,211
Distributions to Shareholders:
Automated Shares	(8,049,851)	(247,878)
Institutional Shares	(149,930,779)	(8,114,259)
Service Shares	(99,679,899)	(4,561,767)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(257,660,529)	(12,923,904)
Share Transactions:
Proceeds from sale of shares	20,039,046,497	15,309,584,999
Net asset value of shares issued to shareholders in payment of distributions declared	52,633,890	2,588,694
Cost of shares redeemed	(20,089,184,349)	(15,499,663,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,496,038	(187,489,878)
Change in net assets	2,499,236	(188,041,571)
Net Assets:
Beginning of period	6,583,781,731	6,771,823,302
End of period	$6,586,280,967	$6,583,781,731
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
12

Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $5,963,236 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2023, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$175,829
Institutional Shares	35,343
Service Shares	25,176
TOTAL	$236,348
Annual Shareholder Report
13

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$544,660
Service Shares	6,828,321
TOTAL	$7,372,981
For the year ended July 31, 2023, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2023		2022
Automated Shares	Shares	Amount	Shares	Amount
Shares sold	342,625,836	$342,625,836	265,079,347	$265,079,347
Shares issued to shareholders in payment of distributions declared	7,758,905	7,758,905	236,937	236,937
Shares redeemed	(249,884,432)	(249,884,432)	(213,792,818)	(213,792,818)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	100,500,309	$100,500,309	51,523,466	$51,523,466

Year Ended July 31	2023		2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,281,531,972	$14,281,531,972	10,486,533,291	$10,486,533,291
Shares issued to shareholders in payment of distributions declared	38,271,187	38,271,187	2,115,195	2,115,195
Shares redeemed	(14,258,795,536)	(14,258,795,536)	(10,785,612,159)	(10,785,612,159)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	61,007,623	$61,007,623	(296,963,673)	$(296,963,673)

Year Ended July 31	2023		2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,414,888,689	$5,414,888,689	4,557,972,361	$4,557,972,361
Shares issued to shareholders in payment of distributions declared	6,603,798	6,603,798	236,562	236,562
Shares redeemed	(5,580,504,381)	(5,580,504,381)	(4,500,258,594)	(4,500,258,594)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(159,011,894)	$(159,011,894)	57,950,329	$57,950,329
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,496,038	$2,496,038	(187,489,878)	$(187,489,878)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$257,660,529	$12,923,904
Annual Shareholder Report
15

As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Net unrealized depreciation	$(1,189)
Capital loss carryforwards	$(65,292)
TOTAL	$(66,481)
At July 31, 2023, the cost of investments for federal tax purposes was $6,907,188,079. The net unrealized depreciation of investments for federal tax purposes was $1,189. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $1,189. The difference between book-basis and tax-basis net unrealized depreciation is attributable to the differing treatments for wash sales.
As of July 31, 2023, the Fund had a capital loss carryforward of $65,292 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$65,292	$—	$65,292
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $5,888,549 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Shareholder Report
16

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2023, FSSC received $11,638 of the other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended July 31, 2023, the Fund’s expenses were offset by $74,687 under these arrangements.
7. Credit Risk
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
Annual Shareholder Report
17

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
Annual Shareholder Report
18

12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2023, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Tax-Managed Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
20

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
21

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
22

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,021.70	$2.71
Institutional Shares	$1,000	$1,023.40	$1.00
Service Shares	$1,000	$1,022.20	$2.26
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.12	$2.71
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.56	$2.26
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Automated Shares	0.54%
Institutional Shares	0.20%
Service Shares	0.45%
Annual Shareholder Report
23

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
28

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
30

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
31

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
32

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
33

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
34

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
35

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance was at the median of the Performance Peer Group for the one-year period ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
Annual Shareholder Report
36

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the
Annual Shareholder Report
37

Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
38

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
39

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
41

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	66.2%
U.S. Government Agency Securities	38.7%
Other Assets and Liabilities—Net[2]	(4.9)%
TOTAL	100%
At July 31, 2023, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.3%
8-30 Days	30.5%
31-90 Days	19.3%
91-180 Days	7.9%
181 Days or more	6.9%
Other Assets and Liabilities—Net[2]	(4.9)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount			Value
		U.S. TREASURIES—66.2%
$50,000,000		United States Treasury Bill, 3.955%, 10/5/2023	$49,642,951
9,000,000		United States Treasury Bill, 5.060%, 8/3/2023	8,997,470
212,000,000		United States Treasury Bill, 5.085%, 8/1/2023	212,000,000
100,000,000		United States Treasury Bill, 5.100%, 9/19/2023	99,305,833
175,000,000		United States Treasury Bill, 5.167%, 8/17/2023	174,598,083
250,000,000		United States Treasury Bill, 5.210%, 8/24/2023	249,167,848
300,000,000		United States Treasury Bill, 5.230%, 9/12/2023	298,169,499
150,000,000		United States Treasury Bill, 5.232%, 10/24/2023	148,168,625
400,000,000		United States Treasury Bill, 5.255%, 8/22/2023	398,773,833
200,000,000		United States Treasury Bill, 5.260%, 11/14/2023	196,931,667
142,750,000		United States Treasury Bill, 5.270%, 10/26/2023	140,952,857
118,260,000		United States Treasury Bill, 5.275%, 8/29/2023	117,774,805
300,000,000		United States Treasury Bill, 5.275%, 9/7/2023	298,373,541
100,000,000		United States Treasury Bill, 5.280%, 11/2/2023	98,665,333
100,000,000		United States Treasury Bill, 5.300%, 11/28/2023	98,248,056
519,500,000		United States Treasury Bills, 5.030%—5.150%, 8/8/2023	518,980,948
400,000,000		United States Treasury Bills, 5.075%—5.210%, 8/15/2023	399,204,917
77,000,000		United States Treasury Bills, 5.110%—5.130%, 8/10/2023	76,901,497
150,000,000		United States Treasury Bills, 5.240%—5.300%, 8/31/2023	149,340,000
35,000,000	[1]	United States Treasury Floating Rate Notes, 5.266% (91-day T-Bill -0.075%), 8/1/2023	34,999,999
62,000,000	[1]	United States Treasury Floating Rate Notes, 5.326% (91-day T-Bill -0.015%), 8/1/2023	62,002,601
132,000,000	[1]	United States Treasury Floating Rate Notes, 5.376% (91-day T-Bill +0.035%), 8/1/2023	132,019,817
119,800,000	[1]	United States Treasury Floating Rate Notes, 5.378% (91-day T-Bill +0.037%), 8/1/2023	119,788,318
30,000,000	[1]	United States Treasury Floating Rate Notes, 5.476% (91-day T-Bill +0.125%), 8/1/2023	30,000,000
36,137,600	[1]	United States Treasury Floating Rate Notes, 5.481% (91-day T-Bill +0.140%), 8/1/2023	36,120,808
95,150,000	[1]	United States Treasury Floating Rate Notes, 5.510% (91-day T-Bill +0.169%), 8/1/2023	95,165,133
116,940,000	[1]	United States Treasury Floating Rate Notes, 5.541% (91-day T-Bill +0.200%), 8/1/2023	116,966,415
		TOTAL U.S. TREASURIES	4,361,260,854
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—38.7%
$169,000,000	[2]	Federal Farm Credit System Discount Notes, 4.600%—5.200%, 8/17/2023 - 11/22/2023	$167,191,783
29,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.220%—5.460% (SOFR +0.160%), 8/1/2023 - 8/7/2023	29,900,000
180,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.325% (SOFR +0.025%), 8/1/2023	180,001,435
11,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.327% (SOFR +0.027%), 8/1/2023	10,999,618
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.340% (SOFR +0.040%), 8/1/2023	35,000,747
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.345% (SOFR +0.045%), 8/1/2023	34,999,848
13,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.355% (SOFR +0.055%), 8/1/2023	13,000,000
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.360% (SOFR +0.060%), 8/1/2023	50,003,389
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.365% (SOFR +0.065%), 8/1/2023	4,999,923
9,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.375% (SOFR +0.075%), 8/1/2023	9,499,707
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.390% (SOFR +0.090%), 8/1/2023	25,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.400% (SOFR +0.100%), 8/1/2023	19,997,759
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.120%), 8/1/2023	5,001,306
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.130%), 8/1/2023	20,000,000
12,230,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.435% (SOFR +0.135%), 8/1/2023	12,230,421
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.470% (SOFR +0.170%), 8/1/2023	10,000,000
15,000,000		Federal Farm Credit System Notes, 4.125%, 10/17/2023	14,998,457
116,100,000	[2]	Federal Home Loan Bank System Discount Notes, 4.820%—5.070%, 8/3/2023 - 9/20/2023	115,907,608
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.300% (SOFR +0.000%), 8/1/2023	50,000,000
150,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.305% (SOFR +0.005%), 8/1/2023	150,000,000
75,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.315% (SOFR +0.015%), 8/1/2023	75,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.320% (SOFR +0.020%), 8/1/2023	50,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.325% (SOFR +0.025%), 8/1/2023	100,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$605,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.330% (SOFR +0.030%), 8/1/2023	$605,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.350% (SOFR +0.050%), 8/1/2023	50,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.355% (SOFR +0.055%), 8/1/2023	50,000,000
75,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.360% (SOFR +0.060%), 8/1/2023	75,000,000
10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.390% (SOFR +0.090%), 8/1/2023	10,000,363
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.460% (SOFR +0.160%), 8/1/2023	25,000,000
503,200,000		Federal Home Loan Bank System, 3.510%—5.740%, 9/14/2023 - 8/13/2024	503,199,918
44,000,000	[2]	Tennessee Valley Authority Discount Notes, 5.110%, 8/2/2023	43,993,754
		TOTAL GOVERNMENT AGENCIES	2,545,926,036
		TOTAL INVESTMENT IN SECURITIES—104.9% (AT AMORTIZED COST)[3]	6,907,186,890
		OTHER ASSETS AND LIABILITIES - NET—(4.9)%[4]	(320,905,923)
		TOTAL NET ASSETS—100%	$6,586,280,967
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
The cost of investments for federal tax purposes amounts to $6,907,188,079.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
4

The following acronym(s) is used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.039	0.002	0.000[1]	0.011	0.021
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.039	0.002	0.000[1]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.039)	(0.002)	(0.000)[1]	(0.011)	(0.021)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.039)	(0.002)	(0.000)[1]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.93%	0.23%	0.01%	1.10%	2.13%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.12%	0.10%	0.20%[4]	0.20%[4]
Net investment income	3.89%	0.21%	0.02%	0.95%	2.11%
Expense waiver/reimbursement[5]	0.09%	0.17%	0.19%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,568,910	$3,507,901	$3,805,176	$4,366,142	$3,019,468
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20% and 0.20% for the years ended July 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares and Service Shares are presented separately.
Annual Shareholder Report
6

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in securities, at amortized cost and fair value		$6,907,186,890
Cash		2,156,109
Income receivable		20,180,289
Receivable for shares sold		313,703
TOTAL ASSETS		6,929,836,991
Liabilities:
Payable for investments purchased	$319,588,194
Income distribution payable	21,456,069
Payable for shares redeemed	1,527,413
Payable for other service fees (Notes 2 and 5)	675,877
Payable for investment adviser fee (Note 5)	19,923
Payable for administrative fee (Note 5)	14,292
Accrued expenses (Note 5)	274,256
TOTAL LIABILITIES		343,556,024
Net assets for 6,586,338,073 shares outstanding		$6,586,280,967
Net Assets Consists of:
Paid-in capital		$6,586,347,448
Total distributable earnings (loss)		(66,481)
TOTAL NET ASSETS		$6,586,280,967
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$293,102,999 ÷ 293,105,246 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,568,909,882 ÷ 3,568,940,460 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,724,268,086 ÷ 2,724,292,367 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest			$279,108,955
Expenses:
Investment adviser fee (Note 5)		$13,637,385
Administrative fee (Note 5)		5,329,520
Custodian fees		199,581
Transfer agent fees (Note 2)		236,348
Directors’/Trustees’ fees (Note 5)		37,880
Auditing fees		25,159
Legal fees		11,617
Other service fees (Notes 2 and 5)		7,372,981
Portfolio accounting fees		184,068
Share registration costs		220,744
Printing and postage		44,996
Miscellaneous (Note 5)		106,552
TOTAL EXPENSES		27,406,831
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,888,549)
Reduction of custodian fees (Note 6)	(74,687)
TOTAL WAIVER AND REDUCTION		(5,963,236)
Net expenses			21,443,595
Net investment income			257,665,360
Net realized loss on investments			(1,633)
Change in net assets resulting from operations			$257,663,727
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$257,665,360	$12,437,059
Net realized loss	(1,633)	(64,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	257,663,727	12,372,211
Distributions to Shareholders:
Automated Shares	(8,049,851)	(247,878)
Institutional Shares	(149,930,779)	(8,114,259)
Service Shares	(99,679,899)	(4,561,767)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(257,660,529)	(12,923,904)
Share Transactions:
Proceeds from sale of shares	20,039,046,497	15,309,584,999
Net asset value of shares issued to shareholders in payment of distributions declared	52,633,890	2,588,694
Cost of shares redeemed	(20,089,184,349)	(15,499,663,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,496,038	(187,489,878)
Change in net assets	2,499,236	(188,041,571)
Net Assets:
Beginning of period	6,583,781,731	6,771,823,302
End of period	$6,586,280,967	$6,583,781,731
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
10

Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $5,963,236 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2023, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$175,829
Institutional Shares	35,343
Service Shares	25,176
TOTAL	$236,348
Annual Shareholder Report
11

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$544,660
Service Shares	6,828,321
TOTAL	$7,372,981
For the year ended July 31, 2023, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2023		2022
Automated Shares	Shares	Amount	Shares	Amount
Shares sold	342,625,836	$342,625,836	265,079,347	$265,079,347
Shares issued to shareholders in payment of distributions declared	7,758,905	7,758,905	236,937	236,937
Shares redeemed	(249,884,432)	(249,884,432)	(213,792,818)	(213,792,818)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	100,500,309	$100,500,309	51,523,466	$51,523,466

Year Ended July 31	2023		2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,281,531,972	$14,281,531,972	10,486,533,291	$10,486,533,291
Shares issued to shareholders in payment of distributions declared	38,271,187	38,271,187	2,115,195	2,115,195
Shares redeemed	(14,258,795,536)	(14,258,795,536)	(10,785,612,159)	(10,785,612,159)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	61,007,623	$61,007,623	(296,963,673)	$(296,963,673)

Year Ended July 31	2023		2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,414,888,689	$5,414,888,689	4,557,972,361	$4,557,972,361
Shares issued to shareholders in payment of distributions declared	6,603,798	6,603,798	236,562	236,562
Shares redeemed	(5,580,504,381)	(5,580,504,381)	(4,500,258,594)	(4,500,258,594)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(159,011,894)	$(159,011,894)	57,950,329	$57,950,329
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,496,038	$2,496,038	(187,489,878)	$(187,489,878)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$257,660,529	$12,923,904
Annual Shareholder Report
13

As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Net unrealized depreciation	$(1,189)
Capital loss carryforwards	$(65,292)
TOTAL	$(66,481)
At July 31, 2023, the cost of investments for federal tax purposes was $6,907,188,079. The net unrealized depreciation of investments for federal tax purposes was $1,189. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $1,189. The difference between book-basis and tax-basis net unrealized depreciation is attributable to the differing treatments for wash sales.
As of July 31, 2023, the Fund had a capital loss carryforward of $65,292 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$65,292	$—	$65,292
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $5,888,549 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Shareholder Report
14

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2023, FSSC received $11,638 of the other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended July 31, 2023, the Fund’s expenses were offset by $74,687 under these arrangements.
7. Credit Risk
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
Annual Shareholder Report
15

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
Annual Shareholder Report
16

12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2023, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Tax-Managed Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
18

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:	$1,000	$1,023.40	$1.00
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,023.80	$1.00
1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
22

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
26

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
29

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
30

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
31

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
32

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
33

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance was at the median of the Performance Peer Group for the one-year period ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
Annual Shareholder Report
34

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the
Annual Shareholder Report
35

Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
36

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
37

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
39

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Hermes Institutional Money Market Management
Fund Established 1974

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	30.8%
Bank Instruments	15.5%
Commercial Paper	14.4%
Other Repurchase Agreements and Repurchase Agreement	39.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.0%[2]
8-30 Days	3.1%
31-90 Days	6.4%
91-180 Days	8.4%
181 Days or more	6.2%
Other Assets and Liabilities—Net[3]	(0.1)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.0% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount			Value
	[1]	NOTES - VARIABLE— 30.8%
		Finance - Banking— 25.7%
$ 5,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 4,995,810
4,000,000		Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	3,995,889
5,000,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	5,002,255
5,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	5,001,316
2,500,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	2,502,973
2,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	1,999,398
1,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	1,500,000
1,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	1,501,308
5,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	5,000,000
4,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	4,000,000
3,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	3,003,351
10,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	10,008,176
3,000,000		Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	3,000,995
7,500,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	7,500,000
3,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	3,003,008
5,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	5,000,000
2,500,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	2,500,000
5,000,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	5,000,000
5,000,000		Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	5,002,843
4,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	4,006,580
7,500,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	7,512,165
4,500,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.440%, 8/3/2023	4,500,000
5,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	5,000,261
1,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	1,000,000
1,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	1,500,000
5,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	5,000,027
10,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	10,000,000
2,500,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	2,500,067
Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 10,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	$ 9,999,321
5,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	4,996,481
5,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	4,996,313
2,500,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	2,502,205
2,500,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	2,500,000
5,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	4,994,793
5,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	4,994,673
5,000,000		Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	5,000,000
5,000,000		Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	4,999,871
2,500,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	2,500,000
5,000,000		Royal Bank of Canada, New York Branch, 5.880% (SOFR +0.580%), 8/1/2023	5,000,000
5,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	5,002,767
5,000,000		State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	5,000,000
2,500,000		Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	2,500,000
6,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	6,001,046
5,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	5,000,000
15,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	15,000,000
2,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	2,000,840
4,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	4,001,717
7,500,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	7,500,000
5,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	5,002,235
6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.720%, 8/3/2023	6,500,000
14,223,753		Taxable Tender Option Bond Trust 2022-MIZ9015TX, (Series 2022-MIZ9015TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	14,223,753
Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.720%, 8/3/2023	$ 5,150,000
3,200,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.720%, 8/3/2023	3,200,000
4,000,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	4,002,420
2,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	2,500,000
2,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	2,502,246
3,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	3,003,199
7,500,000		Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	7,503,855
5,000,000		Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	5,002,320
5,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	5,000,000
2,500,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	2,500,000
		TOTAL	291,116,477
		Finance - Retail— 1.7%
4,500,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	4,500,000
2,500,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	2,499,970
10,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	10,000,000
2,500,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	2,500,457
		TOTAL	19,500,427
		Government Agency— 3.4%
8,000,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	8,000,000
30,000,000		HW Hellman Building, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	30,000,000
		TOTAL	38,000,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $348,573,817)	348,616,904
	[2]	COMMERCIAL PAPER— 14.4%
		Finance - Banking— 9.4%
25,000,000		Anglesea Funding LLC, 5.044% - 5.305%, 8/1/2023 - 8/2/2023	24,997,792
2,500,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	2,452,393
5,000,000		Bank of Montreal, 5.497%, 11/16/2023	4,918,340
5,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	4,739,890
20,500,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	19,518,597
12,500,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	12,256,911
5,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	5,000,000
Annual Shareholder Report
4

Principal Amount			Value
	[2]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 7,500,000		DNB Bank ASA, 5.404%, 11/16/2023	$ 7,378,680
5,000,000		Royal Bank of Canada, 4.049%, 8/23/2023	4,983,025
13,000,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	12,774,480
5,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	4,990,851
3,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	2,863,917
		TOTAL	106,874,876
		Finance - Retail— 3.0%
22,500,000		Chariot Funding LLC, 5.261% - 5.548%, 8/14/2023 - 9/26/2023	22,379,206
7,500,000		Old Line Funding, LLC, 5.143%, 11/3/2023	7,391,740
2,000,000		Old Line Funding, LLC, 5.710%, 12/15/2023	1,957,309
2,500,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	2,458,421
		TOTAL	34,186,676
		Oil & Oil Finance— 0.7%
7,500,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	7,453,805
		Sovereign— 1.3%
10,000,000		BNG Bank N.V., 5.331%, 8/10/2023	9,986,700
5,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	4,924,811
		TOTAL	14,911,511
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $163,491,770)	163,426,868
		CERTIFICATES OF DEPOSIT— 10.6%
		Banking— 0.2%
2,500,000		Bank of America N.A., 5.830%, 6/17/2024	2,496,706
		Finance - Banking— 10.4%
2,500,000		Bank of America N.A., 5.440%, 2/7/2024	2,493,181
12,500,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	12,479,971
3,000,000		Bank of Nova Scotia, Toronto, 5.410%, 11/17/2023	2,998,344
3,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	3,000,729
13,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 2/5/2024 - 6/13/2024	12,976,434
4,500,000		Credit Agricole Corporate and Investment Bank, 5.390%, 8/2/2023	4,500,000
10,000,000		DNB Bank ASA, 5.450%, 11/22/2023	9,996,441
5,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	4,996,609
15,000,000		Mizuho Bank Ltd., 5.390% - 5.420%, 8/18/2023 - 9/1/2023	15,000,000
8,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	8,000,000
5,000,000		Nordea Bank Abp, 5.400%, 11/20/2023	4,996,826
17,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.550%, 9/15/2023 - 9/26/2023	17,500,000
5,000,000		Toronto Dominion Bank, 5.200%, 2/2/2024	4,983,421
Annual Shareholder Report
5

Principal Amount		Value
	CERTIFICATES OF DEPOSIT— continued
	Finance - Banking— continued
$ 5,000,000	Toronto Dominion Bank, 5.250%, 1/25/2024	$ 4,985,462
8,000,000	Toronto Dominion Bank, 6.050%, 7/10/2024	8,005,662
	TOTAL	116,913,080
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $119,500,000)	119,409,786
	TIME DEPOSIT— 4.9%
	Finance - Banking— 4.9%
55,000,000	ABN Amro Bank NV, 5.330%, 8/4/2023 (IDENTIFIED COST $55,000,000)	55,000,000
	OTHER REPURCHASE AGREEMENTS— 15.4%
	Finance - Banking— 15.4%
10,000,000	BMO Capital Markets Corp., 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, treasury notes and U.S. Government Agency securities with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
25,000,000	BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, U.S. Government Agency securities, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
10,000,000	BofA Securities, Inc., 5.35%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,576 on 8/1/2023, in which commercial paper with a market value of $127,518,948 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
15,000,000	BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a $165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 8/10/2023, in which corporate bonds with a market value of $168,325,895 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
25,000,000	BofA Securities, Inc., 5.85%, dated 12/6/2022, interest in a $225,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $226,279,688 on 9/7/2023, in which asset-backed securities and collateralized mortgage obligations with a market value of $229,537,294 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 35,000,000
Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a
$200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 35,000,000
5,000,000	HSBC Securities (USA), Inc., 5.52%, dated 7/31/2023, interest in a $5,000,000 collateralized loan agreement will repurchase securities provided as collateral for $5,000,767 on 8/1/2023, in which corporate bonds with a market value of $5,100,432 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
10,000,000	J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
15,000,000	Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, certificates of deposit, exchange traded funds, medium-term notes, municipal bonds and mutual funds with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
24,000,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $174,000,000)	174,000,000
	REPURCHASE AGREEMENTS— 24.0%
	Finance - Banking— 24.0%
15,000,000	Interest in $900,000,000 joint repurchase agreement 5.50%, dated 7/6/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $900,962,500 on 8/10/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $921,505,810.	15,000,000
50,000,000	Interest in $1,650,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,242,917 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2069 and the market value of those underlying securities was $1,689,159,558.	50,000,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$206,833,000
Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated
7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.
		$ 206,833,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $271,833,000)	271,833,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,132,398,587)[3]	1,132,286,558
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(1,195,182)
	TOTAL NET ASSETS—100%	$1,131,091,376

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Income From Investment Operations:
Net investment income	0.0417[1]	0.0036	0.0006	0.0141	0.0238
Net realized and unrealized gain (loss)	0.0003	(0.0006)	(0.0002)	0.0002	0.0001
Total From Investment Operations	0.0420	0.0030	0.0004	0.0143	0.0239
Less Distributions:
Distributions from net investment income	(0.0416)	(0.0036)	(0.0006)	(0.0141)	(0.0238)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0416)	(0.0036)	(0.0006)	(0.0141)	(0.0238)
Net Asset Value, End of Period	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998
Total Return[3]	4.29%	0.30%	0.04%	1.44%	2.42%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.18%	0.37%	0.07%	1.20%	2.39%
Expense waiver/reimbursement[5]	0.17%	0.18%	0.17%	0.21%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,126,442	$1,085,231	$1,033,664	$1,353,697	$66,410

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9991	$0.9998	$0.9999	$0.9997	$0.9997
Income From Investment Operations:
Net investment income	0.0282[1]	0.0027	0.0001	0.0115	0.0213
Net realized and unrealized gain (loss)	0.0116	(0.0008)	(0.0001)	0.0003	0.0000[2]
Total From Investment Operations	0.0398	0.0019	0.0000[2]	0.0118	0.0213
Less Distributions:
Distributions from net investment income	(0.0392)	(0.0026)	(0.0001)	(0.0116)	(0.0213)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0392)	(0.0026)	(0.0001)	(0.0116)	(0.0213)
Net Asset Value, End of Period	$0.9997	$0.9991	$0.9998	$0.9999	$0.9997
Total Return[3]	4.05%	0.19%	0.00%[4]	1.18%	2.15%
Ratios to Average Net Assets:
Net expenses[5]	0.40%	0.22%	0.20%	0.40%	0.40%
Net investment income	2.83%	0.17%	0.01%	0.98%	2.16%
Expense waiver/reimbursement[6]	0.17%	0.36%	0.38%	0.27%	1.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$20	$420	$1,138	$781	$560

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Income From Investment Operations:
Net investment income	0.0408[1]	0.0031	0.0002	0.0131	0.0228
Net realized and unrealized gain (loss)	0.0003	(0.0006)	(0.0002)	0.0002	0.0001
Total From Investment Operations	0.0411	0.0025	0.0000[2]	0.0133	0.0229
Less Distributions:
Distributions from net investment income	(0.0407)	(0.0031)	(0.0002)	(0.0131)	(0.0228)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0407)	(0.0031)	(0.0002)	(0.0131)	(0.0228)
Net Asset Value, End of Period	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998
Total Return[3]	4.19%	0.26%	0.00%[4]	1.33%	2.32%
Ratios to Average Net Assets:
Net expenses[5]	0.25%	0.19%	0.20%	0.25%	0.25%
Net investment income	4.08%	0.31%	0.02%	1.31%	2.28%
Expense waiver/reimbursement[6]	0.17%	0.24%	0.23%	0.28%	1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$186	$179	$178	$181	$178

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Income From Investment Operations:
Net investment income	0.0392[1]	0.0026	0.0001	0.0122	0.0218
Net realized and unrealized gain (loss)	0.0003	(0.0006)	(0.0002)	0.0001	0.0001
Total From Investment Operations	0.0395	0.0020	(0.0001)	0.0123	0.0219
Less Distributions:
Distributions from net investment income	(0.0391)	(0.0026)	(0.0001)	(0.0121)	(0.0218)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total Distributions	(0.0391)	(0.0026)	(0.0001)	(0.0121)	(0.0218)
Net Asset Value, End of Period	$0.9996	$0.9992	$0.9998	$1.0000	$0.9998
Total Return[3]	4.03%	0.20%	(0.01)%	1.23%	2.21%
Ratios to Average Net Assets:
Net expenses[4]	0.40%	0.24%	0.20%	0.35%	0.35%
Net investment income	3.92%	0.24%	0.01%	1.21%	2.18%
Expense waiver/reimbursement[5]	0.17%	0.33%	0.37%	0.29%	1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,443	$4,550	$4,781	$4,918	$5,216

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$445,833,000
Investment in securities	686,453,558
Investment in securities, at value (identified cost $1,132,398,587)	1,132,286,558
Income receivable	3,493,999
Receivable for shares sold	100
Total Assets	1,135,780,657
Liabilities:
Payable for shares redeemed	3,024
Payable to bank	14,876
Income distribution payable	4,559,985
Payable for investment adviser fee (Note 5)	676
Payable for administrative fee (Note 5)	2,413
Accrued expenses (Note 5)	108,307
Total Liabilities	4,689,281
Net assets for 1,131,535,479 shares outstanding	$1,131,091,376
Net Assets Consist of:
Paid-in capital	$1,131,202,700
Total distributable earnings (loss)	(111,324)
Total Net Assets	$1,131,091,376
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,126,442,006 ÷ 1,126,884,407 shares outstanding, no par value, unlimited shares authorized	$0.9996
Service Shares:
$20,359 ÷ 20,365 shares outstanding, no par value, unlimited shares authorized	$0.9997
Capital Shares:
$186,153 ÷ 186,227 shares outstanding, no par value, unlimited shares authorized	$0.9996
Eagle Shares:
$4,442,858 ÷ 4,444,480 shares outstanding, no par value, unlimited shares authorized	$0.9996
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$47,747,811
Expenses:
Investment adviser fee (Note 5)	2,205,273
Administrative fee (Note 5)	863,005
Custodian fees	55,931
Transfer agent fees	26,416
Directors’/Trustees’ fees (Note 5)	6,469
Auditing fees	22,791
Legal fees	11,617
Portfolio accounting fees	184,607
Other service fees (Notes 2 and 5)	11,253
Share registration costs	136,449
Printing and postage	21,656
Miscellaneous (Note 5)	52,523
TOTAL EXPENSES	3,597,990
Waiver of investment adviser fee (Note 5)	(1,878,754)
Net expenses	1,719,236
Net investment income	46,028,575
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	803
Net change in unrealized depreciation of investments	475,661
Net realized and unrealized gain (loss) on investments	476,464
Change in net assets resulting from operations	$46,505,039
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,028,575	$3,952,061
Net realized gain (loss)	803	2,780
Net change in unrealized appreciation/depreciation	475,661	(674,073)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,505,039	3,280,768
Distributions to Shareholders:
Institutional Shares	(45,854,090)	(3,938,343)
Service Shares	(4,436)	(1,396)
Capital Shares	(7,406)	(562)
Eagle Shares	(168,043)	(11,262)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,033,975)	(3,951,563)
Share Transactions:
Proceeds from sale of shares	483,903,208	272,244,134
Net asset value of shares issued to shareholders in payment of distributions declared	2,789,519	148,948
Cost of shares redeemed	(446,452,358)	(221,103,337)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	40,240,369	51,289,745
Change in net assets	40,711,433	50,618,950
Net Assets:
Beginning of period	1,090,379,943	1,039,760,993
End of period	$1,131,091,376	$1,090,379,943
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Annual Shareholder Report
16

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Annual Shareholder Report
17

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
18

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,878,754 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$393
Capital Shares	182
Eagle Shares	10,678
TOTAL	$11,253
For the year ended July 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
19

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	480,219,173	$479,967,618	263,484,507	$263,336,933
Shares issued to shareholders in payment of distributions declared	2,618,341	2,617,076	137,289	137,190
Shares redeemed	(442,067,101)	(441,842,879)	(211,358,360)	(211,239,946)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	40,770,413	$40,741,815	52,263,436	$52,234,177
Annual Shareholder Report
20

	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,021,333	$3,019,046	8,119,057	$8,114,658
Shares issued to shareholders in payment of distributions declared	783	782	52	52
Shares redeemed	(3,422,296)	(3,419,689)	(8,836,748)	(8,831,908)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(400,180)	$(399,861)	(717,639)	$(717,198)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	7,406	7,402	562	562
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,406	$7,402	562	$562
	Year Ended 7/31/2023		Year Ended 7/31/2022
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	917,020	$916,544	792,916	$792,543
Shares issued to shareholders in payment of distributions declared	164,337	164,259	11,152	11,144
Shares redeemed	(1,190,497)	(1,189,790)	(1,032,026)	(1,031,483)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(109,140)	$(108,987)	(227,958)	$(227,796)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	40,268,499	$40,240,369	51,318,401	$51,289,745
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$46,033,975	$3,951,563

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report
21

As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$705
Net unrealized depreciation	$(112,029)
TOTAL	$(111,324)

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2023, the cost of investments for federal tax purposes was $1,132,398,587. The net unrealized depreciation of investments for federal tax purposes was $112,029. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $83,949 and unrealized depreciation from investments for those securities having an excess of cost over value of $195,978.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $1,878,754 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $10,490 of the other service fees disclosed in Note 2.
Annual Shareholder Report
22

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
Annual Shareholder Report
23

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
Annual Shareholder Report
24

governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENTS
On August 11, 2023, the Trustees approved a Plan of Conversion for the Service Shares of the Fund pursuant to which the Service Shares will be converted into the Fund’s existing Eagle Shares on or about October 27, 2023, resulting in the closure and termination of the Fund’s Service Shares.
Additionally on May 11, 2023, the Trustees approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 73.28% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
25

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES INSTITUTIONAL MONEY MARKET MANAGEMENT:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Money Market Management (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
26

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
27

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
28

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,024.80	$0.75
Service Shares	$1,000	$1,023.70	$2.01
Capital Shares	$1,000	$1,024.30	$1.25
Eagle Shares	$1,000	$1,023.50	$2.01
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.05	$0.75
Service Shares	$1,000	$1,022.81	$2.01
Capital Shares	$1,000	$1,023.55	$1.25
Eagle Shares	$1,000	$1,022.81	$2.01

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.40%
Annual Shareholder Report
29

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
34

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
36

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Money Market Management (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
37

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
38

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
39

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
40

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
41

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
42

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
43

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
44

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
45

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
47

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	30.2%
Other Repurchase Agreements and Repurchase Agreements	28.4%
Variable Rate Instruments	24.1%
Commercial Paper	13.1%
Cash Equivalent[2]	2.9%
Other Assets and Liabilities—Net[3]	1.3%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	75.7%
8-30 Days	3.7%
31-90 Days	5.9%
91-180 Days	7.1%
181 Days or more	6.3%
Other Assets and Liabilities—Net[3]	1.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 33.09% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— 24.1%
		Finance - Banking— 22.5%
$ 145,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 145,000,000
275,000,000		Bank of America N.A., 5.650% (SOFR +0.350%), 8/1/2023	275,000,000
250,000,000		Bank of America N.A., 5.740% (SOFR +0.440%), 8/1/2023	250,000,000
175,000,000	[2]	Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	175,000,000
175,000,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	175,000,000
250,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	250,000,000
165,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	165,000,000
52,500,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	52,500,000
75,000,000		Bank of Nova Scotia, Toronto, 5.610% (SOFR +0.310%), 8/1/2023	75,000,000
175,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	175,000,000
90,000,000		Bank of Nova Scotia, Toronto, 5.710% (SOFR +0.410%), 8/1/2023	89,999,922
50,000,000		Bank of Nova Scotia, Toronto, 5.740% (SOFR +0.440%), 8/1/2023	50,000,000
92,000,000		Bank of Nova Scotia, Toronto, 5.820% (SOFR +0.520%), 8/1/2023	92,023,632
40,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	40,000,000
65,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	65,000,000
55,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	55,000,000
150,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	150,000,000
55,000,000		Bank of Nova Scotia, Toronto, 5.870% (SOFR +0.570%), 8/1/2023	54,999,985
46,500,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	46,499,967
70,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	70,000,000
86,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	86,000,000
150,000,000	[2]	Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	150,000,000
135,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	135,000,000
147,000,000	[2]	Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	147,000,000
142,500,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	142,500,000
197,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	197,000,000
65,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	65,000,000
67,500,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	67,500,000
174,500,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	174,500,000
225,000,000	[2]	Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	225,000,000
317,500,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	317,500,000
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 121,000,000	[2]	Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	$ 121,000,000
60,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	60,000,000
119,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	119,000,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	100,000,000
75,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	75,000,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	100,000,000
490,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 5.310%, 8/3/2023	490,000
130,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	130,000,000
70,000,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	70,001,863
90,000,000	[2]	Mizuho Bank Ltd., 5.690% (SOFR +0.380%), 8/1/2023	90,000,000
140,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	140,000,000
177,500,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	177,500,000
175,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	175,000,000
200,000,000		National Australia Bank Ltd., Melbourne, 5.750% (SOFR +0.450%), 8/1/2023	200,000,000
125,000,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	125,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	300,000,000
220,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	220,000,000
225,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	225,000,000
500,000,000		National Bank of Canada, Montreal, 5.620% (SOFR +0.320%), 8/1/2023	500,000,000
370,000,000	[2]	Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	370,000,000
19,670,000		Osprey Properties Ltd. Partnership, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 5.480%, 8/3/2023	29,435,000
150,000,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	150,000,000
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 170,000,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	$ 170,000,000
112,500,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	112,500,000
175,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	175,000,000
375,000,000	[2]	State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	375,000,000
35,000,000	[2]	Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	35,000,000
300,000,000	[2]	Sumitomo Mitsui Trust Bank Ltd., 5.590% (SOFR +0.290%), 8/1/2023	300,000,000
254,000,000	[2]	Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	254,000,000
120,000,000	[2]	Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	120,000,000
360,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	360,000,000
43,000,000	[2]	Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	43,000,000
171,000,000	[2]	Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	171,000,000
382,500,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	382,500,000
180,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	180,000,000
130,907,193		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	130,907,193
420,500,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	420,500,000
130,000,000	[2]	Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	130,000,000
170,000,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	170,000,000
172,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	172,000,000
195,000,000	[2]	Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	195,000,000
115,000,000	[2]	Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	115,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	24,999,999
200,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	200,000,000
		TOTAL	11,891,527,561
		Finance - Retail— 0.8%
70,000,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	70,000,000
70,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	70,000,000
50,000,000		Old Line Funding, LLC, 5.650% (SOFR +0.340%), 8/1/2023	50,000,000
15,000,000		Old Line Funding, LLC, 5.710% (SOFR +0.400%), 8/1/2023	15,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Retail— continued
$ 75,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	$ 75,000,000
40,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	40,000,000
25,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	25,000,000
67,500,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	67,500,000
		TOTAL	412,500,000
		Government Agency— 0.8%
15,000,000		12th & Yesler Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	15,000,000
10,365,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	10,365,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	4,925,000
7,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	7,550,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	1,995,000
4,900,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	4,900,000
1,555,000		CMR LLC, CMR LLC Project Series 2017, (Federal Home Loan Bank of Indianapolis LOC), 5.550%, 8/3/2023	1,555,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.400%, 8/3/2023	5,415,000
2,850,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	2,850,000
5,035,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 5.400%, 8/3/2023	5,035,000
10,100,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	10,100,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,130,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.540%, 8/3/2023	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.540%, 8/3/2023	13,645,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	5,985,000
6,000,000		Lavonia O. Frick Family Trust, (Federal Home Loan Bank of Atlanta LOC), 5.400%, 8/3/2023	6,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,740,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 30,200,000		Mike P. Sturdivant, Sr. Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	$ 30,200,000
5,875,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	5,875,000
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	35,960,000
5,760,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 5.400%, 8/3/2023	5,760,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	21,000,000
16,270,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	16,270,000
5,025,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 5.200%, 8/3/2023	5,025,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	7,020,000
24,900,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	24,900,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 5.400%, 8/3/2023	11,260,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	4,860,000
8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.540%, 8/3/2023	8,825,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 5.400%, 8/3/2023	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	4,150,000
4,710,000		The Mulberry Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	4,710,000
20,330,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	20,330,000
20,945,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	20,945,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	$ 16,400,000
		TOTAL	430,030,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $12,734,057,561)	12,734,057,561
		CERTIFICATES OF DEPOSIT— 15.1%
		Finance - Banking— 15.1%
109,000,000		Bank of America N.A., 5.440%, 2/7/2024	109,000,000
1,287,000,000		Bank of America N.A., 5.600% - 5.830%, 10/26/2023 - 6/17/2024	1,287,000,000
172,500,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	172,500,000
127,000,000		Bank of Nova Scotia, Toronto, 5.410%, 11/17/2023	127,000,000
127,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	127,000,000
607,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 11/20/2023 - 6/13/2024	607,000,000
885,000,000		Credit Agricole Corporate and Investment Bank, 5.250% - 5.390%, 8/1/2023 - 8/7/2023	885,000,000
500,000,000		DNB Bank ASA, 5.450%, 11/22/2023	500,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	100,000,000
1,428,000,000		Mizuho Bank Ltd., 5.380% - 5.420%, 8/15/2023 - 9/1/2023	1,428,000,000
219,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	219,000,000
400,000,000		Nordea Bank Abp, 5.400%, 11/20/2023	400,000,000
1,206,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.240% - 5.550%, 8/1/2023 - 9/26/2023	1,206,500,000
150,000,000		Toronto Dominion Bank, 5.200%, 2/2/2024	150,000,000
175,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	175,000,000
450,000,000		Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 7/10/2024	450,000,000
40,000,000		Wells Fargo Bank International, 5.420%, 9/11/2023	39,759,815
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $7,982,759,815)	7,982,759,815
		TIME DEPOSITS— 15.1%
		Finance - Banking— 10.4%
2,620,000,000		ABN Amro Bank NV, 5.260% - 5.330%, 8/1/2023 - 8/7/2023	2,620,000,000
1,850,000,000		Australia & New Zealand Banking Group, Melbourne, 5.250% - 5.280%, 8/1/2023 - 8/2/2023	1,850,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 5.320%, 8/1/2023	200,000,000
150,000,000		Cooperatieve Rabobank UA, 5.300%, 8/1/2023	150,000,000
200,000,000		Mizuho Bank Ltd., 5.320%, 8/1/2023	200,000,000
300,000,000		Mizuho Bank Ltd., 5.330%, 8/1/2023	300,000,000
Annual Shareholder Report
7

Principal Amount or Shares			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 150,000,000		Northern Trust Co., Chicago, IL, 5.300%, 8/1/2023	$ 150,000,000
		TOTAL	5,470,000,000
		Sovereign— 4.7%
2,500,000,000		NRW.Bank, 5.240% - 5.310%, 8/1/2023 - 8/7/2023	2,500,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $7,970,000,000)	7,970,000,000
	[3]	COMMERCIAL PAPER— 13.1%
		Finance - Banking— 9.6%
1,251,000,000		Anglesea Funding LLC, 5.044% - 5.452%, 8/1/2023 - 9/25/2023	1,249,951,547
77,460,000		Antalis S.A., (Societe Generale, Paris LIQ), 5.345%, 8/3/2023	77,437,020
72,000,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	70,654,320
125,000,000		Bank of Montreal, 5.015%, 10/11/2023	125,000,000
375,000,000		Bank of Montreal, 5.497%, 11/16/2023	369,036,979
235,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	222,646,833
195,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 5.355%, 8/4/2023	194,913,063
612,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	582,983,032
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 5.394%, 8/31/2023	99,552,500
538,375,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	528,054,341
184,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	184,000,000
277,500,000		DNB Bank ASA, 5.404%, 11/16/2023	273,161,596
34,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 5.305%, 8/2/2023	33,994,995
196,000,000		Longship Funding LLC, 5.285% - 5.326%, 8/2/2023 - 8/7/2023	195,897,253
70,000,000		Nordea Bank Abp, 5.399%, 11/17/2023	68,896,450
83,000,000		Royal Bank of Canada, 4.049%, 8/23/2023	82,802,691
179,250,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	176,107,210
215,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	215,000,000
302,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	288,702,227
		TOTAL	5,038,792,057
		Finance - Retail— 1.5%
618,500,000		Chariot Funding LLC, 5.261% - 5.548%, 8/14/2023 - 9/26/2023	614,801,908
72,500,000		Old Line Funding, LLC, 5.143%, 11/3/2023	71,562,937
67,500,000		Old Line Funding, LLC, 5.710%, 12/15/2023	66,084,750
25,000,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	24,605,500
		TOTAL	777,055,095
Annual Shareholder Report
8

Principal Amount or Shares			Value
	[3]	COMMERCIAL PAPER— continued
		Oil & Oil Finance— 0.5%
$ 282,250,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	$ 281,391,993
		Sovereign— 1.5%
735,000,000		BNG Bank N.V., 5.285% - 5.331%, 8/2/2023 - 8/10/2023	734,334,766
70,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	69,027,778
		TOTAL	803,362,544
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $6,900,601,689)	6,900,601,689
		OTHER REPURCHASE AGREEMENTS— 14.2%
		Finance - Banking— 14.2%
20,000,000		BMO Capital Markets Corp, 5.47%, dated 7/31/2023, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,003,039 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term note and U.S. Government Agency securities with a market value of $20,403,428 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
390,000,000		BMO Capital Markets Corp, 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, U.S. Government Agency securities, sovereign debt and treasury notes and with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	390,000,000
675,000,000		BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	675,000,000
100,000,000		BNP Paribas S.A., 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023 in which asset-backed securities and corporate bonds with a market value of $153,023,254 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
1,000,000,000		Citigroup Global Markets, Inc., 5.43%, dated 7/31/2023, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,196,083 on 8/1/2023, in which treasury bonds and treasury notes with a market value of $1,326,200,057 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 650,000,000
Citigroup Global Markets, Inc., 5.50%, dated 7/6/2023, interest in a
$900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,962,500 on 8/10/2023, in which treasury bonds and treasury notes with a market value of
$921,505,810 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 650,000,000
225,000,000	Credit Agricole S.A., 5.37%, dated 4/20/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,044,750 on 8/4/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,045,774 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
275,000,000	Credit Agricole S.A., 5.37%, dated 4/21/2023, interest in a $350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,052,208 on 8/4/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $357,053,252 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
440,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,096,958 on 8/4/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,098,897 have been received as collateral and held with BNY Mellon as tri-party agent.	440,000,000
100,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
235,000,000	HSBC Securities (USA), Inc, 5.42%, dated 7/31/2023, interest in a $335,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $335,050,436 on 8/1/2023 in which asset-backed securities corporate bonds, medium-term notes and sovereign debt with a market value of $341,700,124 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
225,000,000	ING Financial Markets LLC, 5.39%, dated 7/31/2023, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,033,688 on 8/1/2023 in which common stocks and exchange traded funds with a market value of $229,534,367 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 565,000,000
J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a
$750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 565,000,000
195,000,000	Mizuho Securities USA, Inc, 5.76%, dated 2/9/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $202,016,000 on 9/11/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and commercial paper with a market value of $204,718,080 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
200,000,000	Mizuho Securities USA, Inc, 5.42%, dated 7/31/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,639 on 8/1/2023 in which asset-backed securities and corporate bonds with a market value of $255,038,392 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
65,000,000	Mizuho Securities USA, Inc, 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023 in which common stocks with a market value of $153,023,270 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
350,000,000	Mitsubishi UFG Securities Americas Inc, 5.47%, dated 7/31/2023, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on 8/1/2023 in which asset-backed securities, corporate bonds, common stocks, commercial paper, exchange-traded funds, mutual funds and unit investment trusts with a market value of $408,062,040 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
150,000,000	Pershing LLC, 5.57%, dated 7/14/202, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, convertible bonds, commercial paper, exchange-traded funds, medium-term notes, municipal bonds and mutual funds with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
320,000,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 325,000,000
Societe Generale, Paris, 5.38%, dated 7/31/2023, interest in a
$450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,067,250 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $459,069,163 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 325,000,000
50,000,000	Interest in $150,000,000 joint repurchase agreement 5.38%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,022,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2053 and the market value of those underlying securities was $153,661,399.	50,000,000
100,000,000	Repurchase agreement 5.43%, dated 7/27/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $100,105,583 on 8/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2051 and the market value of those underlying securities was $102,076,964.	100,000,000
140,000,000	Wells Fargo Securities LLC, 5.8%, dated 5/17/2023, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $142,030,000 on 10/12/2023 in which asset-backed securities with a market value of $143,214,120 have been received as collateral and held with BNY Mellon as tri-party agent.	140,000,000
150,000,000	Wells Fargo Securities LLC, 5.96%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,235,000 on 10/25/2023 in which convertible bonds with a market value of $153,128,472 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 5.94%, dated 6/16/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,227,500 on 9/14/2023 in which convertible bonds with a market value of $154,161,423 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Wells Fargo Securities LLC, 5.91%, dated 5/30/2023, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $202,955,000 on 10/3/2023 in which convertible bonds with a market value of $204,904,775 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 220,000,000
Wells Fargo Securities LLC, 5.94%, dated 1/9/2023, interest in a
$220,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $223,267,000 on 10/19/2023 in which convertible bonds and certificates of deposit with a market value of $224,808,241 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 220,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $7,515,000,000)	7,515,000,000
	REPURCHASE AGREEMENTS— 14.2%
	Finance - Banking— 14.2%
6,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $6,000,883,333 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2030 and the market value of those underlying securities was $6,000,883,425.	6,000,000,000
500,000,000	Interest in $2,300,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,338,611 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $2,345,460,138.	500,000,000
978,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	978,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $7,478,000,000)	7,478,000,000
	INVESTMENT COMPANIES— 2.9%
1,000,016,505	Federated Hermes Institutional Money Market Management, Institutional Shares, 5.34%[4]	999,713,001
500,317,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[4]	500,320,089
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,500,033,090)	1,500,033,090
	TOTAL INVESTMENT IN SECURITIES—98.7% (AT AMORTIZED COST)[5]	52,080,452,155
	OTHER ASSETS AND LIABILITIES - NET—1.3%[6]	707,745,973
	TOTAL NET ASSETS—100%	$52,788,198,128
Annual Shareholder Report
13

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$999,713,001	$500,320,089	$1,500,033,090
Purchases at Cost	$—	$—	$—
Proceeds from Sales	$—	$—	$—
Change in Unrealized Appreciation/ Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 7/31/2023	$999,713,001	$500,320,089	$1,500,033,090
Shares Held as of 7/31/2023	1,000,016,505	500,317,389	1,500,333,894
Dividend Income	$62,341,800	$—	$62,341,800

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Denotes a variable rate security with current rate and next reset date shown.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
14

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Notes - Variable	$—	$12,734,057,561	$—	$12,734,057,561
Certificates of Deposit	—	7,982,759,815	—	7,982,759,815
Time Deposits	—	7,970,000,000	—	7,970,000,000
Commercial Paper	—	6,900,601,689	—	6,900,601,689
Other Repurchase Agreements	—	7,515,000,000	—	7,515,000,000
Repurchase Agreements	—	7,478,000,000	—	7,478,000,000
Investment Company	1,500,033,090	—	—	1,500,033,090
TOTAL SECURITIES	$1,500,033,090	$50,580,419,065	$—	$52,080,452,155

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.038	0.002	0.000[1]	0.010	0.020
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.038	0.002	0.000[1]	0.010	0.020
Less Distributions:
Distributions from net investment income	(0.038)	(0.002)	(0.000)[1]	(0.010)	(0.020)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.038)	(0.002)	(0.000)[1]	(0.010)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.89%	0.20%	0.01%	1.01%	2.03%
Ratios to Average Net Assets:
Net expenses[3]	0.51%	0.32%	0.23%	0.53%	0.54%
Net investment income	3.70%	0.18%	0.01%	1.01%	2.06%
Expense waiver/reimbursement[4]	0.09%	0.33%	0.41%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$536,771	$711,893	$1,034,830	$1,603,414	$1,678,950

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.032	0.001	0.000[1]	0.006	0.014
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.032	0.001	0.000[1]	0.006	0.014
Less Distributions:
Distributions from net investment income	(0.032)	(0.001)	(0.000)[1]	(0.006)	(0.014)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.032)	(0.001)	(0.000)[1]	(0.006)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.24%	0.08%	0.01%	0.56%	1.42%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	0.45%	0.23%	0.97%	1.13%
Net investment income	3.23%	0.09%	0.01%	0.54%	1.42%
Expense waiver/reimbursement[4]	0.14%	0.82%	1.09%	0.32%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,737	$41,244	$38,762	$48,615	$44,257

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.041	0.003	0.000[1]	0.013	0.023
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.041	0.003	0.000[1]	0.013	0.023
Less Distributions:
Distributions from net investment income	(0.041)	(0.003)	(0.000)[1]	(0.013)	(0.023)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.041)	(0.003)	(0.000)[1]	(0.013)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.20%	0.33%	0.04%	1.33%	2.36%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.19%	0.20%	0.20%	0.20%
Net investment income	4.42%	0.36%	0.04%	1.33%	2.36%
Expense waiver/reimbursement[4]	0.09%	0.12%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,262,167	$13,928,308	$11,788,470	$18,814,127	$16,862,096

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2019[1]
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.041	0.003	0.000[2]	0.013	0.013
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	—
Total From Investment Operations	0.041	0.003	0.000[2]	0.013	0.013
Less Distributions:
Distributions from net investment income	(0.041)	(0.003)	(0.000)[2]	(0.013)	(0.013)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.041)	(0.003)	(0.000)[2]	(0.013)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.20%	0.33%	0.04%	1.33%	1.31%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.19%	0.20%	0.20%	0.20%[5]
Net investment income	4.42%	0.75%	0.04%	1.32%	2.39%[5]
Expense waiver/reimbursement[6]	0.09%	0.10%	0.10%	0.10%	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,288,901	$1,026,476	$187,921	$376,278	$276,284

1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.039	0.002	0.000[1]	0.011	0.021
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.039	0.002	0.000[1]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.039)	(0.002)	(0.000)[1]	(0.011)	(0.021)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.039)	(0.002)	(0.000)[1]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.94%	0.24%	0.01%	1.09%	2.10%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.28%	0.23%	0.45%	0.45%
Net investment income	4.07%	0.23%	0.01%	1.06%	2.09%
Expense waiver/reimbursement[4]	0.09%	0.28%	0.32%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,868,424	$1,479,712	$1,711,361	$3,016,273	$2,757,262

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.034	0.001	0.000[1]	0.007	0.016
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.034	0.001	0.000[1]	0.007	0.016
Less Distributions:
Distributions from net investment income	(0.034)	(0.001)	(0.000)[1]	(0.007)	(0.016)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.034)	(0.001)	(0.000)[1]	(0.007)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.48%	0.12%	0.01%	0.72%	1.65%
Ratios to Average Net Assets:
Net expenses[3]	0.90%	0.40%	0.22%	0.81%	0.90%
Net investment income	3.35%	0.12%	0.01%	0.71%	1.64%
Expense waiver/reimbursement[4]	0.09%	0.60%	0.78%	0.19%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,061,640	$1,301,550	$1,275,933	$1,125,251	$1,043,702

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.033	0.001	0.000[1]	0.006	0.015
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.033	0.001	0.000[1]	0.006	0.015
Less Distributions:
Distributions from net investment income	(0.033)	(0.001)	(0.000)[1]	(0.006)	(0.015)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.033)	(0.001)	(0.000)[1]	(0.006)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.34%	0.09%	0.01%	0.62%	1.51%
Ratios to Average Net Assets:
Net expenses[3]	1.04%	0.42%	0.22%	0.92%	1.03%
Net investment income	3.45%	0.10%	0.01%	0.63%	1.49%
Expense waiver/reimbursement[4]	0.19%	0.84%	1.03%	0.34%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,195	$42,283	$42,076	$33,265	$32,789

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.040	0.003	0.000[1]	0.012	0.022
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.040	0.003	0.000[1]	0.012	0.022
Less Distributions:
Distributions from net investment income	(0.040)	(0.003)	(0.000)[1]	(0.012)	(0.022)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.040)	(0.003)	(0.000)[1]	(0.012)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.10%	0.29%	0.01%	1.23%	2.26%
Ratios to Average Net Assets:
Net expenses[3]	0.30%	0.23%	0.23%	0.30%	0.30%
Net investment income	4.20%	0.27%	0.01%	1.20%	2.25%
Expense waiver/reimbursement[4]	0.09%	0.18%	0.18%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$600,915	$310,975	$329,279	$548,708	$670,114

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.036	0.002	0.000[1]	0.009	0.018
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.036	0.002	0.000[1]	0.009	0.018
Less Distributions:
Distributions from net investment income	(0.036)	(0.002)	(0.000)[1]	(0.009)	(0.018)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.036)	(0.002)	(0.000)[1]	(0.009)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.69%	0.17%	0.01%	0.87%	1.85%
Ratios to Average Net Assets:
Net expenses[3]	0.69%	0.33%	0.23%	0.66%	0.70%
Net investment income	3.97%	0.12%	0.01%	0.86%	1.90%
Expense waiver/reimbursement[4]	0.09%	0.47%	0.57%	0.14%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,449	$18,172	$2,670,993	$3,667,951	$3,502,863

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$14,993,000,000
Investment in securities, including $1,500,033,090 of investment in affiliated holdings*	37,087,452,155
Investment in securities, at amortized cost and fair value	52,080,452,155
Cash	464,886,587
Income receivable	153,254,112
Income receivable from affiliated holdings	6,654,651
Receivable for shares sold	239,923,910
Total Assets	52,945,171,415
Liabilities:
Payable for investments purchased	6,100,000
Payable for shares redeemed	140,093,262
Income distribution payable	6,879,979
Payable for investment adviser fee (Note 5)	147,271
Payable for administrative fee (Note 5)	111,984
Payable for distribution services fee (Note 5)	376,895
Payable for other service fees (Notes 2 and 5)	1,192,889
Accrued expenses (Note 5)	2,071,007
Total Liabilities	156,973,287
Net assets for 52,791,772,191 shares outstanding	$52,788,198,128
Net Assets Consist of:
Paid-in capital	$52,791,763,375
Total distributable earnings (loss)	(3,565,247)
Total Net Assets	$52,788,198,128
Annual Shareholder Report
25

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$536,770,609 ÷ 536,806,937 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$48,737,214 ÷ 48,740,522 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$44,262,167,235 ÷ 44,265,164,249 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$3,288,900,706 ÷ 3,289,122,934 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,868,423,748 ÷ 2,868,617,940 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,061,639,862 ÷ 1,061,711,890 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$72,195,058 ÷ 72,199,959 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$600,915,118 ÷ 600,955,891 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$48,448,578 ÷ 48,451,869 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$1,616,536,625
Dividends received from affiliated holdings*	62,341,800
TOTAL INCOME	1,678,878,425
Expenses:
Investment adviser fee (Note 5)	71,539,477
Administrative fee (Note 5)	28,540,514
Custodian fees	1,104,719
Transfer agent fees (Note 2)	2,183,534
Directors’/Trustees’ fees (Note 5)	151,001
Auditing fees	25,159
Legal fees	11,617
Portfolio accounting fees	267,884
Distribution services fee (Note 5)	4,521,588
Other service fees (Notes 2 and 5)	10,329,986
Share registration costs	2,515,451
Printing and postage	649,512
Miscellaneous (Note 5)	175,437
TOTAL EXPENSES	122,015,879
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(33,104,910)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(86,491)
TOTAL WAIVERS AND REIMBURSEMENTS	(33,191,401)
Net expenses	88,824,478
Net investment income	1,590,053,947
Net realized loss on investments	(3,561,476)
Change in net assets resulting from operations	$1,586,492,471

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,590,053,947	$53,190,187
Net realized gain (loss)	(3,561,476)	143,440
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,586,492,471	53,333,627
Distributions to Shareholders:
Automated Shares	(24,227,826)	(2,585,791)
Class R Shares	(1,415,396)	(33,725)
Wealth Shares	(1,314,807,011)	(39,560,633)
Advisor Shares	(105,829,942)	(2,214,414)
Service Shares	(82,982,235)	(3,354,482)
Cash II Shares	(37,391,710)	(1,568,320)
Cash Series Shares	(1,786,237)	(37,265)
Capital Shares	(20,426,106)	(832,858)
Trust Shares	(1,355,868)	(2,998,443)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,590,222,331)	(53,185,931)
Share Transactions:
Proceeds from sale of shares	77,865,463,389	19,988,592,929
Net asset value of shares issued to shareholders in payment of distributions declared	1,518,646,831	49,057,880
Cost of shares redeemed	(45,452,793,697)	(20,256,811,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,931,316,523	(219,160,319)
Change in net assets	33,927,586,663	(219,012,623)
Net Assets:
Beginning of period	18,860,611,465	19,079,624,088
End of period	$52,788,198,128	$18,860,611,465
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Annual Shareholder Report
29

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
30

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $33,191,401 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$397,859	$—
Class R Shares	104,479	(2,153)
Wealth Shares	420,937	(56)
Advisor Shares	34,536	—
Service Shares	31,745	—
Cash II Shares	1,139,299	(9,654)
Cash Series Shares	46,469	(996)
Capital Shares	7,737	—
Trust Shares	473	(2)
TOTAL	$2,183,534	$(12,861)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $63,766 of other service fees for the year ended July 31, 2023. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report
31

For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,638,118
Class R Shares	107,699
Service Shares	5,100,847
Cash II Shares	2,787,404
Cash Series Shares	129,237
Capital Shares	486,227
Trust Shares	80,454
TOTAL	$10,329,986
For the year ended July 31, 2023, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Annual Shareholder Report
32

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	877,004,828	$877,004,828	1,528,635,804	$1,528,635,804
Shares issued to shareholders in payment of distributions declared	23,720,180	23,720,180	2,577,947	2,577,947
Shares redeemed	(1,075,804,759)	(1,075,804,759)	(1,854,156,282)	(1,854,156,282)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(175,079,751)	$(175,079,751)	(322,942,531)	$(322,942,531)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	34,129,153	$34,129,153	17,000,468	$17,000,468
Shares issued to shareholders in payment of distributions declared	1,409,332	1,409,332	33,614	33,614
Shares redeemed	(28,042,086)	(28,042,086)	(14,551,648)	(14,551,648)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	7,496,399	$7,496,399	2,482,434	$2,482,434
	Year Ended 7/31/2023		Year Ended 7/31/2022
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	64,964,614,365	$64,964,614,365	13,906,013,345	$13,906,013,345
Shares issued to shareholders in payment of distributions declared	1,250,686,292	1,250,686,292	35,833,910	35,833,910
Shares redeemed	(35,878,329,216)	(35,878,329,216)	(11,802,119,110)	(11,802,119,110)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	30,336,971,441	$30,336,971,441	2,139,728,145	$2,139,728,145
Annual Shareholder Report
33

	Year Ended 7/31/2023		Year Ended 7/31/2022
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	6,152,436,887	$6,152,436,887	1,349,386,951	$1,349,386,951
Shares issued to shareholders in payment of distributions declared	105,829,739	105,829,739	2,214,267	2,214,267
Shares redeemed	(3,995,611,046)	(3,995,611,046)	(513,054,969)	(513,054,969)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	2,262,655,580	$2,262,655,580	838,546,249	$838,546,249
	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,235,413,542	$4,235,413,542	1,344,417,523	$1,344,417,523
Shares issued to shareholders in payment of distributions declared	78,436,333	78,436,333	3,061,138	3,061,138
Shares redeemed	(2,924,931,444)	(2,924,931,444)	(1,579,139,032)	(1,579,139,032)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,388,918,431	$1,388,918,431	(231,660,371)	$(231,660,371)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	495,313,546	$495,313,546	610,894,665	$610,894,665
Shares issued to shareholders in payment of distributions declared	36,553,414	36,553,414	1,557,950	1,557,950
Shares redeemed	(771,694,021)	(771,694,021)	(586,846,085)	(586,846,085)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(239,827,061)	$(239,827,061)	25,606,530	$25,606,530
	Year Ended 7/31/2023		Year Ended 7/31/2022
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	128,212,272	$128,212,272	61,276,990	$61,276,990
Shares issued to shareholders in payment of distributions declared	1,736,731	1,736,731	36,978	36,978
Shares redeemed	(100,031,296)	(100,031,296)	(61,108,129)	(61,108,129)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	29,917,707	$29,917,707	205,839	$205,839
Annual Shareholder Report
34

	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	873,403,036	$873,403,036	299,364,846	$299,364,846
Shares issued to shareholders in payment of distributions declared	18,933,076	18,933,076	743,705	743,705
Shares redeemed	(602,352,249)	(602,352,249)	(318,414,947)	(318,414,947)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	289,983,863	$289,983,863	(18,306,396)	$(18,306,396)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	104,935,760	$104,935,760	871,602,337	$871,602,337
Shares issued to shareholders in payment of distributions declared	1,341,734	1,341,734	2,998,371	2,998,371
Shares redeemed	(75,997,580)	(75,997,580)	(3,527,420,926)	(3,527,420,926)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	30,279,914	$30,279,914	(2,652,820,218)	$(2,652,820,218)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	33,931,316,523	$33,931,316,523	(219,160,319)	$(219,160,319)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$1,590,158,584	$53,185,931
Long-term capital gains	$63,747	$—
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(3,771)
Capital loss carryforwards	$(3,561,476)
TOTAL	$(3,565,247)
Annual Shareholder Report
35

As of July 31, 2023, the Fund had a capital loss carryforward of $3,561,476 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$3,561,476	$—	$3,561,476
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $32,182,353 of its fee and voluntarily reimbursed $12,861 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2023, the Adviser reimbursed $922,557.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
36

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$219,356	$(21,935)
Cash II Shares	3,906,604	—
Cash Series Shares	310,168	(51,695)
Trust Shares	85,460	—
TOTAL	$4,521,588	$(73,630)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2023, FSC retained $218,405 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $46,822 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”),
Annual Shareholder Report
37

respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
Annual Shareholder Report
38

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
Annual Shareholder Report
39

governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
Annual Shareholder Report
40

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prime Cash Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
41

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
42

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
43

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,023.30	$2.56
Class R Shares	$1,000	$1,020.00	$5.66
Wealth Shares	$1,000	$1,024.70	$1.00
Advisor Shares	$1,000	$1,024.70	$1.00
Service Shares	$1,000	$1,023.40	$2.26
Cash II Shares	$1,000	$1,021.20	$4.51
Cash Series Shares	$1,000	$1,020.50	$5.21
Capital Shares	$1,000	$1,024.20	$1.51
Trust Shares	$1,000	$1,022.30	$3.46
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.27	$2.56
Class R Shares	$1,000	$1,019.19	$5.66
Wealth Shares	$1,000	$1,023.80	$1.00
Advisor Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.56	$2.26
Cash II Shares	$1,000	$1,020.33	$4.51
Cash Series Shares	$1,000	$1,019.64	$5.21
Capital Shares	$1,000	$1,023.31	$1.51
Trust Shares	$1,000	$1,021.37	$3.46

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.51%
Class R Shares	1.13%
Wealth Shares	0.20%
Advisor Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.04%
Capital Shares	0.30%
Trust Shares	0.69%
Annual Shareholder Report
44

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
45

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
46

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
47

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
48

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
49

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
50

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
51

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
52

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
53

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
54

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
55

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
56

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
57

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Annual Shareholder Report
58

Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report
59

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Annual Shareholder Report
60

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
61

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
62

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	30.2%
Other Repurchase Agreements and Repurchase Agreements	28.4%
Variable Rate Instruments	24.1%
Commercial Paper	13.1%
Cash Equivalent[2]	2.9%
Other Assets and Liabilities—Net[3]	1.3%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	75.7%
8-30 Days	3.7%
31-90 Days	5.9%
91-180 Days	7.1%
181 Days or more	6.3%
Other Assets and Liabilities—Net[3]	1.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 33.09% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— 24.1%
		Finance - Banking— 22.5%
$ 145,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 145,000,000
275,000,000		Bank of America N.A., 5.650% (SOFR +0.350%), 8/1/2023	275,000,000
250,000,000		Bank of America N.A., 5.740% (SOFR +0.440%), 8/1/2023	250,000,000
175,000,000	[2]	Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	175,000,000
175,000,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	175,000,000
250,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	250,000,000
165,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	165,000,000
52,500,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	52,500,000
75,000,000		Bank of Nova Scotia, Toronto, 5.610% (SOFR +0.310%), 8/1/2023	75,000,000
175,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	175,000,000
90,000,000		Bank of Nova Scotia, Toronto, 5.710% (SOFR +0.410%), 8/1/2023	89,999,922
50,000,000		Bank of Nova Scotia, Toronto, 5.740% (SOFR +0.440%), 8/1/2023	50,000,000
92,000,000		Bank of Nova Scotia, Toronto, 5.820% (SOFR +0.520%), 8/1/2023	92,023,632
40,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	40,000,000
65,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	65,000,000
55,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	55,000,000
150,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	150,000,000
55,000,000		Bank of Nova Scotia, Toronto, 5.870% (SOFR +0.570%), 8/1/2023	54,999,985
46,500,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	46,499,967
70,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	70,000,000
86,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	86,000,000
150,000,000	[2]	Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	150,000,000
135,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	135,000,000
147,000,000	[2]	Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	147,000,000
142,500,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	142,500,000
197,000,000		Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	197,000,000
65,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	65,000,000
67,500,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	67,500,000
174,500,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	174,500,000
225,000,000	[2]	Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	225,000,000
317,500,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	317,500,000
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 121,000,000	[2]	Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	$ 121,000,000
60,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	60,000,000
119,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	119,000,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	100,000,000
75,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	75,000,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	100,000,000
490,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 5.310%, 8/3/2023	490,000
130,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	130,000,000
70,000,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	70,001,863
90,000,000	[2]	Mizuho Bank Ltd., 5.690% (SOFR +0.380%), 8/1/2023	90,000,000
140,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	140,000,000
177,500,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	177,500,000
175,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	175,000,000
200,000,000		National Australia Bank Ltd., Melbourne, 5.750% (SOFR +0.450%), 8/1/2023	200,000,000
125,000,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	125,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	300,000,000
220,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	220,000,000
225,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	225,000,000
500,000,000		National Bank of Canada, Montreal, 5.620% (SOFR +0.320%), 8/1/2023	500,000,000
370,000,000	[2]	Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	370,000,000
19,670,000		Osprey Properties Ltd. Partnership, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 5.480%, 8/3/2023	29,435,000
150,000,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	150,000,000
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 170,000,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	$ 170,000,000
112,500,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	112,500,000
175,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	175,000,000
375,000,000	[2]	State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	375,000,000
35,000,000	[2]	Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	35,000,000
300,000,000	[2]	Sumitomo Mitsui Trust Bank Ltd., 5.590% (SOFR +0.290%), 8/1/2023	300,000,000
254,000,000	[2]	Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	254,000,000
120,000,000	[2]	Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	120,000,000
360,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	360,000,000
43,000,000	[2]	Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	43,000,000
171,000,000	[2]	Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	171,000,000
382,500,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	382,500,000
180,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	180,000,000
130,907,193		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	130,907,193
420,500,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	420,500,000
130,000,000	[2]	Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	130,000,000
170,000,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	170,000,000
172,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	172,000,000
195,000,000	[2]	Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	195,000,000
115,000,000	[2]	Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	115,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	24,999,999
200,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	200,000,000
		TOTAL	11,891,527,561
		Finance - Retail— 0.8%
70,000,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	70,000,000
70,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	70,000,000
50,000,000		Old Line Funding, LLC, 5.650% (SOFR +0.340%), 8/1/2023	50,000,000
15,000,000		Old Line Funding, LLC, 5.710% (SOFR +0.400%), 8/1/2023	15,000,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Retail— continued
$ 75,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	$ 75,000,000
40,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	40,000,000
25,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	25,000,000
67,500,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	67,500,000
		TOTAL	412,500,000
		Government Agency— 0.8%
15,000,000		12th & Yesler Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	15,000,000
10,365,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	10,365,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	4,925,000
7,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	7,550,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	1,995,000
4,900,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	4,900,000
1,555,000		CMR LLC, CMR LLC Project Series 2017, (Federal Home Loan Bank of Indianapolis LOC), 5.550%, 8/3/2023	1,555,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.400%, 8/3/2023	5,415,000
2,850,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	2,850,000
5,035,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 5.400%, 8/3/2023	5,035,000
10,100,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	10,100,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,130,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.540%, 8/3/2023	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.540%, 8/3/2023	13,645,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	5,985,000
6,000,000		Lavonia O. Frick Family Trust, (Federal Home Loan Bank of Atlanta LOC), 5.400%, 8/3/2023	6,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,740,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 30,200,000		Mike P. Sturdivant, Sr. Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	$ 30,200,000
5,875,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	5,875,000
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	35,960,000
5,760,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 5.400%, 8/3/2023	5,760,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	21,000,000
16,270,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	16,270,000
5,025,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 5.200%, 8/3/2023	5,025,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	7,020,000
24,900,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	24,900,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 5.400%, 8/3/2023	11,260,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	4,860,000
8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.540%, 8/3/2023	8,825,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 5.400%, 8/3/2023	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	4,150,000
4,710,000		The Mulberry Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	4,710,000
20,330,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	20,330,000
20,945,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	20,945,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	$ 16,400,000
		TOTAL	430,030,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $12,734,057,561)	12,734,057,561
		CERTIFICATES OF DEPOSIT— 15.1%
		Finance - Banking— 15.1%
109,000,000		Bank of America N.A., 5.440%, 2/7/2024	109,000,000
1,287,000,000		Bank of America N.A., 5.600% - 5.830%, 10/26/2023 - 6/17/2024	1,287,000,000
172,500,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	172,500,000
127,000,000		Bank of Nova Scotia, Toronto, 5.410%, 11/17/2023	127,000,000
127,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	127,000,000
607,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 11/20/2023 - 6/13/2024	607,000,000
885,000,000		Credit Agricole Corporate and Investment Bank, 5.250% - 5.390%, 8/1/2023 - 8/7/2023	885,000,000
500,000,000		DNB Bank ASA, 5.450%, 11/22/2023	500,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	100,000,000
1,428,000,000		Mizuho Bank Ltd., 5.380% - 5.420%, 8/15/2023 - 9/1/2023	1,428,000,000
219,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	219,000,000
400,000,000		Nordea Bank Abp, 5.400%, 11/20/2023	400,000,000
1,206,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.240% - 5.550%, 8/1/2023 - 9/26/2023	1,206,500,000
150,000,000		Toronto Dominion Bank, 5.200%, 2/2/2024	150,000,000
175,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	175,000,000
450,000,000		Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 7/10/2024	450,000,000
40,000,000		Wells Fargo Bank International, 5.420%, 9/11/2023	39,759,815
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $7,982,759,815)	7,982,759,815
		TIME DEPOSITS— 15.1%
		Finance - Banking— 10.4%
2,620,000,000		ABN Amro Bank NV, 5.260% - 5.330%, 8/1/2023 - 8/7/2023	2,620,000,000
1,850,000,000		Australia & New Zealand Banking Group, Melbourne, 5.250% - 5.280%, 8/1/2023 - 8/2/2023	1,850,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 5.320%, 8/1/2023	200,000,000
150,000,000		Cooperatieve Rabobank UA, 5.300%, 8/1/2023	150,000,000
200,000,000		Mizuho Bank Ltd., 5.320%, 8/1/2023	200,000,000
300,000,000		Mizuho Bank Ltd., 5.330%, 8/1/2023	300,000,000
Annual Shareholder Report
7

Principal Amount or Shares			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 150,000,000		Northern Trust Co., Chicago, IL, 5.300%, 8/1/2023	$ 150,000,000
		TOTAL	5,470,000,000
		Sovereign— 4.7%
2,500,000,000		NRW.Bank, 5.240% - 5.310%, 8/1/2023 - 8/7/2023	2,500,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $7,970,000,000)	7,970,000,000
	[3]	COMMERCIAL PAPER— 13.1%
		Finance - Banking— 9.6%
1,251,000,000		Anglesea Funding LLC, 5.044% - 5.452%, 8/1/2023 - 9/25/2023	1,249,951,547
77,460,000		Antalis S.A., (Societe Generale, Paris LIQ), 5.345%, 8/3/2023	77,437,020
72,000,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	70,654,320
125,000,000		Bank of Montreal, 5.015%, 10/11/2023	125,000,000
375,000,000		Bank of Montreal, 5.497%, 11/16/2023	369,036,979
235,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	222,646,833
195,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 5.355%, 8/4/2023	194,913,063
612,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	582,983,032
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 5.394%, 8/31/2023	99,552,500
538,375,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	528,054,341
184,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	184,000,000
277,500,000		DNB Bank ASA, 5.404%, 11/16/2023	273,161,596
34,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 5.305%, 8/2/2023	33,994,995
196,000,000		Longship Funding LLC, 5.285% - 5.326%, 8/2/2023 - 8/7/2023	195,897,253
70,000,000		Nordea Bank Abp, 5.399%, 11/17/2023	68,896,450
83,000,000		Royal Bank of Canada, 4.049%, 8/23/2023	82,802,691
179,250,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	176,107,210
215,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	215,000,000
302,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	288,702,227
		TOTAL	5,038,792,057
		Finance - Retail— 1.5%
618,500,000		Chariot Funding LLC, 5.261% - 5.548%, 8/14/2023 - 9/26/2023	614,801,908
72,500,000		Old Line Funding, LLC, 5.143%, 11/3/2023	71,562,937
67,500,000		Old Line Funding, LLC, 5.710%, 12/15/2023	66,084,750
25,000,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	24,605,500
		TOTAL	777,055,095
Annual Shareholder Report
8

Principal Amount or Shares			Value
	[3]	COMMERCIAL PAPER— continued
		Oil & Oil Finance— 0.5%
$ 282,250,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	$ 281,391,993
		Sovereign— 1.5%
735,000,000		BNG Bank N.V., 5.285% - 5.331%, 8/2/2023 - 8/10/2023	734,334,766
70,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	69,027,778
		TOTAL	803,362,544
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $6,900,601,689)	6,900,601,689
		OTHER REPURCHASE AGREEMENTS— 14.2%
		Finance - Banking— 14.2%
20,000,000		BMO Capital Markets Corp, 5.47%, dated 7/31/2023, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,003,039 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term note and U.S. Government Agency securities with a market value of $20,403,428 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
390,000,000		BMO Capital Markets Corp, 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, U.S. Government Agency securities, sovereign debt and treasury notes and with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	390,000,000
675,000,000		BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	675,000,000
100,000,000		BNP Paribas S.A., 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023 in which asset-backed securities and corporate bonds with a market value of $153,023,254 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
1,000,000,000		Citigroup Global Markets, Inc., 5.43%, dated 7/31/2023, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,196,083 on 8/1/2023, in which treasury bonds and treasury notes with a market value of $1,326,200,057 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 650,000,000
Citigroup Global Markets, Inc., 5.50%, dated 7/6/2023, interest in a
$900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,962,500 on 8/10/2023, in which treasury bonds and treasury notes with a market value of
$921,505,810 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 650,000,000
225,000,000	Credit Agricole S.A., 5.37%, dated 4/20/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,044,750 on 8/4/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,045,774 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
275,000,000	Credit Agricole S.A., 5.37%, dated 4/21/2023, interest in a $350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,052,208 on 8/4/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $357,053,252 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
440,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,096,958 on 8/4/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,098,897 have been received as collateral and held with BNY Mellon as tri-party agent.	440,000,000
100,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
235,000,000	HSBC Securities (USA), Inc, 5.42%, dated 7/31/2023, interest in a $335,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $335,050,436 on 8/1/2023 in which asset-backed securities corporate bonds, medium-term notes and sovereign debt with a market value of $341,700,124 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
225,000,000	ING Financial Markets LLC, 5.39%, dated 7/31/2023, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,033,688 on 8/1/2023 in which common stocks and exchange traded funds with a market value of $229,534,367 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 565,000,000
J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a
$750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 565,000,000
195,000,000	Mizuho Securities USA, Inc, 5.76%, dated 2/9/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $202,016,000 on 9/11/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds and commercial paper with a market value of $204,718,080 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
200,000,000	Mizuho Securities USA, Inc, 5.42%, dated 7/31/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,639 on 8/1/2023 in which asset-backed securities and corporate bonds with a market value of $255,038,392 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
65,000,000	Mizuho Securities USA, Inc, 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023 in which common stocks with a market value of $153,023,270 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
350,000,000	Mitsubishi UFG Securities Americas Inc, 5.47%, dated 7/31/2023, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on 8/1/2023 in which asset-backed securities, corporate bonds, common stocks, commercial paper, exchange-traded funds, mutual funds and unit investment trusts with a market value of $408,062,040 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
150,000,000	Pershing LLC, 5.57%, dated 7/14/202, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, convertible bonds, commercial paper, exchange-traded funds, medium-term notes, municipal bonds and mutual funds with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
320,000,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 325,000,000
Societe Generale, Paris, 5.38%, dated 7/31/2023, interest in a
$450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,067,250 on 8/1/2023 in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $459,069,163 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 325,000,000
50,000,000	Interest in $150,000,000 joint repurchase agreement 5.38%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,022,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2053 and the market value of those underlying securities was $153,661,399.	50,000,000
100,000,000	Repurchase agreement 5.43%, dated 7/27/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $100,105,583 on 8/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2051 and the market value of those underlying securities was $102,076,964.	100,000,000
140,000,000	Wells Fargo Securities LLC, 5.8%, dated 5/17/2023, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $142,030,000 on 10/12/2023 in which asset-backed securities with a market value of $143,214,120 have been received as collateral and held with BNY Mellon as tri-party agent.	140,000,000
150,000,000	Wells Fargo Securities LLC, 5.96%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,235,000 on 10/25/2023 in which convertible bonds with a market value of $153,128,472 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 5.94%, dated 6/16/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,227,500 on 9/14/2023 in which convertible bonds with a market value of $154,161,423 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Wells Fargo Securities LLC, 5.91%, dated 5/30/2023, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $202,955,000 on 10/3/2023 in which convertible bonds with a market value of $204,904,775 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 220,000,000
Wells Fargo Securities LLC, 5.94%, dated 1/9/2023, interest in a
$220,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $223,267,000 on 10/19/2023 in which convertible bonds and certificates of deposit with a market value of $224,808,241 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 220,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $7,515,000,000)	7,515,000,000
	REPURCHASE AGREEMENTS— 14.2%
	Finance - Banking— 14.2%
6,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $6,000,883,333 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2030 and the market value of those underlying securities was $6,000,883,425.	6,000,000,000
500,000,000	Interest in $2,300,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,338,611 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $2,345,460,138.	500,000,000
978,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	978,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $7,478,000,000)	7,478,000,000
	INVESTMENT COMPANIES— 2.9%
1,000,016,505	Federated Hermes Institutional Money Market Management, Institutional Shares, 5.34%[4]	999,713,001
500,317,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[4]	500,320,089
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,500,033,090)	1,500,033,090
	TOTAL INVESTMENT IN SECURITIES—98.7% (AT AMORTIZED COST)[5]	52,080,452,155
	OTHER ASSETS AND LIABILITIES - NET—1.3%[6]	707,745,973
	TOTAL NET ASSETS—100%	$52,788,198,128
Annual Shareholder Report
13

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$999,713,001	$500,320,089	$1,500,033,090
Purchases at Cost	$—	$—	$—
Proceeds from Sales	$—	$—	$—
Change in Unrealized Appreciation/ Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 7/31/2023	$999,713,001	$500,320,089	$1,500,033,090
Shares Held as of 7/31/2023	1,000,016,505	500,317,389	1,500,333,894
Dividend Income	$62,341,800	$—	$62,341,800

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Denotes a variable rate security with current rate and next reset date shown.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
14

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Notes - Variable	$—	$12,734,057,561	$—	$12,734,057,561
Certificates of Deposit	—	7,982,759,815	—	7,982,759,815
Time Deposits	—	7,970,000,000	—	7,970,000,000
Commercial Paper	—	6,900,601,689	—	6,900,601,689
Other Repurchase Agreements	—	7,515,000,000	—	7,515,000,000
Repurchase Agreements	—	7,478,000,000	—	7,478,000,000
Investment Company	1,500,033,090	—	—	1,500,033,090
TOTAL SECURITIES	$1,500,033,090	$50,580,419,065	$—	$52,080,452,155

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.041	0.003	0.000[1]	0.013	0.023
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.041	0.003	0.000[1]	0.013	0.023
Less Distributions:
Distributions from net investment income	(0.041)	(0.003)	(0.000)[1]	(0.013)	(0.023)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.041)	(0.003)	(0.000)[1]	(0.013)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.20%	0.33%	0.04%	1.33%	2.36%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.19%	0.20%	0.20%	0.20%
Net investment income	4.42%	0.36%	0.04%	1.33%	2.36%
Expense waiver/reimbursement[4]	0.09%	0.12%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,262,167	$13,928,308	$11,788,470	$18,814,127	$16,862,096

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately.
Annual Shareholder Report
16

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$14,993,000,000
Investment in securities, including $1,500,033,090 of investment in affiliated holdings*	37,087,452,155
Investment in securities, at amortized cost and fair value	52,080,452,155
Cash	464,886,587
Income receivable	153,254,112
Income receivable from affiliated holdings	6,654,651
Receivable for shares sold	239,923,910
Total Assets	52,945,171,415
Liabilities:
Payable for investments purchased	6,100,000
Payable for shares redeemed	140,093,262
Income distribution payable	6,879,979
Payable for investment adviser fee (Note 5)	147,271
Payable for administrative fee (Note 5)	111,984
Payable for distribution services fee (Note 5)	376,895
Payable for other service fees (Notes 2 and 5)	1,192,889
Accrued expenses (Note 5)	2,071,007
Total Liabilities	156,973,287
Net assets for 52,791,772,191 shares outstanding	$52,788,198,128
Net Assets Consist of:
Paid-in capital	$52,791,763,375
Total distributable earnings (loss)	(3,565,247)
Total Net Assets	$52,788,198,128
Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$536,770,609 ÷ 536,806,937 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$48,737,214 ÷ 48,740,522 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$44,262,167,235 ÷ 44,265,164,249 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$3,288,900,706 ÷ 3,289,122,934 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,868,423,748 ÷ 2,868,617,940 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,061,639,862 ÷ 1,061,711,890 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$72,195,058 ÷ 72,199,959 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$600,915,118 ÷ 600,955,891 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$48,448,578 ÷ 48,451,869 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$1,616,536,625
Dividends received from affiliated holdings*	62,341,800
TOTAL INCOME	1,678,878,425
Expenses:
Investment adviser fee (Note 5)	71,539,477
Administrative fee (Note 5)	28,540,514
Custodian fees	1,104,719
Transfer agent fees (Note 2)	2,183,534
Directors’/Trustees’ fees (Note 5)	151,001
Auditing fees	25,159
Legal fees	11,617
Portfolio accounting fees	267,884
Distribution services fee (Note 5)	4,521,588
Other service fees (Notes 2 and 5)	10,329,986
Share registration costs	2,515,451
Printing and postage	649,512
Miscellaneous (Note 5)	175,437
TOTAL EXPENSES	122,015,879
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(33,104,910)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(86,491)
TOTAL WAIVERS AND REIMBURSEMENTS	(33,191,401)
Net expenses	88,824,478
Net investment income	1,590,053,947
Net realized loss on investments	(3,561,476)
Change in net assets resulting from operations	$1,586,492,471

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,590,053,947	$53,190,187
Net realized gain (loss)	(3,561,476)	143,440
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,586,492,471	53,333,627
Distributions to Shareholders:
Automated Shares	(24,227,826)	(2,585,791)
Class R Shares	(1,415,396)	(33,725)
Wealth Shares	(1,314,807,011)	(39,560,633)
Advisor Shares	(105,829,942)	(2,214,414)
Service Shares	(82,982,235)	(3,354,482)
Cash II Shares	(37,391,710)	(1,568,320)
Cash Series Shares	(1,786,237)	(37,265)
Capital Shares	(20,426,106)	(832,858)
Trust Shares	(1,355,868)	(2,998,443)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,590,222,331)	(53,185,931)
Share Transactions:
Proceeds from sale of shares	77,865,463,389	19,988,592,929
Net asset value of shares issued to shareholders in payment of distributions declared	1,518,646,831	49,057,880
Cost of shares redeemed	(45,452,793,697)	(20,256,811,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,931,316,523	(219,160,319)
Change in net assets	33,927,586,663	(219,012,623)
Net Assets:
Beginning of period	18,860,611,465	19,079,624,088
End of period	$52,788,198,128	$18,860,611,465
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Annual Shareholder Report
21

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
22

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $33,191,401 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$397,859	$—
Class R Shares	104,479	(2,153)
Wealth Shares	420,937	(56)
Advisor Shares	34,536	—
Service Shares	31,745	—
Cash II Shares	1,139,299	(9,654)
Cash Series Shares	46,469	(996)
Capital Shares	7,737	—
Trust Shares	473	(2)
TOTAL	$2,183,534	$(12,861)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $63,766 of other service fees for the year ended July 31, 2023. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Shareholder Report
23

For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,638,118
Class R Shares	107,699
Service Shares	5,100,847
Cash II Shares	2,787,404
Cash Series Shares	129,237
Capital Shares	486,227
Trust Shares	80,454
TOTAL	$10,329,986
For the year ended July 31, 2023, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Annual Shareholder Report
24

resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	877,004,828	$877,004,828	1,528,635,804	$1,528,635,804
Shares issued to shareholders in payment of distributions declared	23,720,180	23,720,180	2,577,947	2,577,947
Shares redeemed	(1,075,804,759)	(1,075,804,759)	(1,854,156,282)	(1,854,156,282)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(175,079,751)	$(175,079,751)	(322,942,531)	$(322,942,531)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	34,129,153	$34,129,153	17,000,468	$17,000,468
Shares issued to shareholders in payment of distributions declared	1,409,332	1,409,332	33,614	33,614
Shares redeemed	(28,042,086)	(28,042,086)	(14,551,648)	(14,551,648)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	7,496,399	$7,496,399	2,482,434	$2,482,434
	Year Ended 7/31/2023		Year Ended 7/31/2022
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	64,964,614,365	$64,964,614,365	13,906,013,345	$13,906,013,345
Shares issued to shareholders in payment of distributions declared	1,250,686,292	1,250,686,292	35,833,910	35,833,910
Shares redeemed	(35,878,329,216)	(35,878,329,216)	(11,802,119,110)	(11,802,119,110)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	30,336,971,441	$30,336,971,441	2,139,728,145	$2,139,728,145
Annual Shareholder Report
25

	Year Ended 7/31/2023		Year Ended 7/31/2022
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	6,152,436,887	$6,152,436,887	1,349,386,951	$1,349,386,951
Shares issued to shareholders in payment of distributions declared	105,829,739	105,829,739	2,214,267	2,214,267
Shares redeemed	(3,995,611,046)	(3,995,611,046)	(513,054,969)	(513,054,969)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	2,262,655,580	$2,262,655,580	838,546,249	$838,546,249
	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,235,413,542	$4,235,413,542	1,344,417,523	$1,344,417,523
Shares issued to shareholders in payment of distributions declared	78,436,333	78,436,333	3,061,138	3,061,138
Shares redeemed	(2,924,931,444)	(2,924,931,444)	(1,579,139,032)	(1,579,139,032)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,388,918,431	$1,388,918,431	(231,660,371)	$(231,660,371)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	495,313,546	$495,313,546	610,894,665	$610,894,665
Shares issued to shareholders in payment of distributions declared	36,553,414	36,553,414	1,557,950	1,557,950
Shares redeemed	(771,694,021)	(771,694,021)	(586,846,085)	(586,846,085)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(239,827,061)	$(239,827,061)	25,606,530	$25,606,530
	Year Ended 7/31/2023		Year Ended 7/31/2022
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	128,212,272	$128,212,272	61,276,990	$61,276,990
Shares issued to shareholders in payment of distributions declared	1,736,731	1,736,731	36,978	36,978
Shares redeemed	(100,031,296)	(100,031,296)	(61,108,129)	(61,108,129)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	29,917,707	$29,917,707	205,839	$205,839
Annual Shareholder Report
26

	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	873,403,036	$873,403,036	299,364,846	$299,364,846
Shares issued to shareholders in payment of distributions declared	18,933,076	18,933,076	743,705	743,705
Shares redeemed	(602,352,249)	(602,352,249)	(318,414,947)	(318,414,947)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	289,983,863	$289,983,863	(18,306,396)	$(18,306,396)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	104,935,760	$104,935,760	871,602,337	$871,602,337
Shares issued to shareholders in payment of distributions declared	1,341,734	1,341,734	2,998,371	2,998,371
Shares redeemed	(75,997,580)	(75,997,580)	(3,527,420,926)	(3,527,420,926)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	30,279,914	$30,279,914	(2,652,820,218)	$(2,652,820,218)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	33,931,316,523	$33,931,316,523	(219,160,319)	$(219,160,319)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$1,590,158,584	$53,185,931
Long-term capital gains	$63,747	$—
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(3,771)
Capital loss carryforwards	$(3,561,476)
TOTAL	$(3,565,247)
Annual Shareholder Report
27

As of July 31, 2023, the Fund had a capital loss carryforward of $3,561,476 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$3,561,476	$—	$3,561,476
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $32,182,353 of its fee and voluntarily reimbursed $12,861 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2023, the Adviser reimbursed $922,557.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
28

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$219,356	$(21,935)
Cash II Shares	3,906,604	—
Cash Series Shares	310,168	(51,695)
Trust Shares	85,460	—
TOTAL	$4,521,588	$(73,630)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2023, FSC retained $218,405 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $46,822 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”),
Annual Shareholder Report
29

respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
Annual Shareholder Report
30

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
Annual Shareholder Report
31

governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
Annual Shareholder Report
32

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prime Cash Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
33

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
34

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Actual	$1,000.00	$1,024.70	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.80	$1.00
Annual Shareholder Report
35

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
38

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
39

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
40

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
41

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
42

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
43

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
44

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
45

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
46

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
47

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
48

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Annual Shareholder Report
49

Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report
50

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Annual Shareholder Report
51

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
52

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
53

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453566 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital * | POPXX
* Effective close of business on August 18, 2023, Capital Shares will be liquidated.

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.1%
Variable Rate Instruments	28.7%
Bank Instruments	23.4%
Commercial Paper	17.5%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	75.6%
8-30 Days	3.8%
31-90 Days	5.8%
91-180 Days	9.0%
181 Days or more	6.5%
Other Assets and Liabilities—Net[3]	(0.7)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount			Value
	[1]	NOTES - VARIABLE— 28.7%
		Finance - Banking— 25.4%
$ 50,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 49,958,101
71,000,000		Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	70,927,032
69,500,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	69,531,344
55,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	55,014,473
40,000,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	40,047,572
60,000,000		Bank of Montreal, 6.000% (SOFR +0.700%), 8/1/2023	60,000,000
25,000,000		Bank of Nova Scotia, Toronto, 5.610% (SOFR +0.310%), 8/1/2023	24,978,121
73,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	72,978,042
10,000,000		Bank of Nova Scotia, Toronto, 5.710% (SOFR +0.410%), 8/1/2023	9,999,505
50,000,000		Bank of Nova Scotia, Toronto, 5.740% (SOFR +0.440%), 8/1/2023	50,017,279
35,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	35,000,000
43,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	43,500,000
20,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	20,000,000
23,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	23,520,496
22,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	22,000,000
10,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	10,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	50,055,847
100,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	100,081,760
50,000,000		Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	50,016,577
100,000,000	[2]	Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	100,100,252
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	30,000,000
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	30,000,000
95,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.700% (SOFR +0.400%), 8/1/2023	95,000,009
70,000,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	70,000,000
69,500,000		Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	69,539,523
175,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	175,283,855
75,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	75,123,367
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.440%, 8/3/2023	9,900,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	25,001,304
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	50,000,274
Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 125,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.830% (SOFR +0.530%), 8/1/2023	$ 125,013,781
30,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	30,000,000
45,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	45,000,000
20,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	20,000,109
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.200%, 8/2/2023	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	7,595,000
11,180,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	11,180,000
60,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	60,000,000
40,000,000		Iowa Student Loan Liquidity Corp., Series 2023-1, Weekly VRDNs, (Royal Bank of Canada LOC), 5.370%, 8/3/2023	40,000,000
24,345,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	24,345,648
10,000,000		Mizuho Bank Ltd., 5.690% (SOFR +0.380%), 8/1/2023	10,000,000
50,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	49,996,607
67,500,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	67,452,494
70,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	69,948,389
22,500,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	22,519,841
96,500,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	96,500,000
75,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	74,921,895
70,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	69,925,416
125,000,000		Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	125,000,000
34,000,000		Nuveen Floating Rate Income Fund, Series A, (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 8/3/2023	34,000,000
2,415,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2023	2,415,000
50,000,000		Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,999,955
50,000,000	[2]	Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,998,713
35,000,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	35,000,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 95,000,000		Royal Bank of Canada, New York Branch, 5.880% (SOFR +0.580%), 8/1/2023	$ 95,000,000
70,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	70,038,734
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	18,965,000
120,000,000		State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	120,000,000
12,000,000		Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	12,000,000
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.590% (SOFR +0.290%), 8/1/2023	200,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	100,017,437
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	25,000,000
125,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	125,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	30,012,600
75,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	75,032,188
110,000,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	110,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	65,029,053
100,699,637		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	100,699,637
2,881,821		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,881,821
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,207,606
75,000,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	75,045,369
17,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	17,500,000
27,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	27,524,709
50,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	50,053,312
147,500,000		Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	147,575,824
200,000,000		Wells Fargo Bank, N.A., 5.900% (SOFR +0.600%), 8/1/2023	199,960,818
30,000,000		Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	30,013,919
45,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	45,000,000
22,500,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	22,500,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 5.450%, 8/3/2023	$ 5,870,000
		TOTAL	4,498,015,608
		Finance - Retail— 1.8%
25,000,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	25,000,000
50,000,000		Fairway Finance Co. LLC, 5.780% (SOFR +0.480%), 8/1/2023	50,027,282
20,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	19,999,763
10,000,000		Old Line Funding, LLC, 5.650% (SOFR +0.340%), 8/1/2023	9,999,202
39,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	39,000,000
100,000,000		Thunder Bay Funding, LLC, 5.500% (SOFR +0.440%), 8/1/2023	100,000,000
10,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	9,996,393
25,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	24,999,083
30,000,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	30,005,483
		TOTAL	309,027,206
		Government Agency— 1.5%
15,535,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	15,535,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	34,645,000
2,000,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	2,000,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,705,000
1,900,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	1,900,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	6,380,000
17,030,000		Mohr Green Associates, LP, Series 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	22,610,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 9,080,000		Park Stanton Place, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	$ 9,080,000
8,000,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	8,000,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,980,000
3,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,975,000
		TOTAL	268,680,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,074,939,667)	5,075,722,814
	[3]	COMMERCIAL PAPER— 17.5%
		Finance - Banking— 11.6%
275,000,000		Anglesea Funding LLC, 5.044% - 5.346%, 8/1/2023 - 8/7/2023	274,903,639
25,000,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	24,523,927
119,500,000		Bank of Montreal, 5.497%, 11/16/2023	117,548,326
75,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	71,098,350
375,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	357,095,695
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 5.394%, 8/31/2023	99,552,500
210,000,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	205,910,339
60,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	60,000,000
85,000,000		DNB Bank ASA, 5.404%, 11/16/2023	83,625,040
110,017,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas SA COL), 5.320%, 8/1/2023	110,017,000
64,500,000		Royal Bank of Canada, 4.049%, 8/23/2023	64,281,019
Annual Shareholder Report
6

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 206,500,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	$ 202,919,020
80,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	79,853,621
60,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	57,278,350
250,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.468%, 9/22/2023	248,042,778
		TOTAL	2,056,649,604
		Finance - Retail— 2.6%
50,000,000		Barton Capital SA, 5.449%, 8/4/2023	49,977,500
329,500,000		Chariot Funding LLC, 5.261% - 5.590%, 8/14/2023 - 11/1/2023	326,357,841
40,000,000		Old Line Funding, LLC, 5.143%, 11/3/2023	39,422,611
30,000,000		Old Line Funding, LLC, 5.710%, 12/15/2023	29,359,639
12,500,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	12,292,105
		TOTAL	457,409,696
		Insurance— 1.0%
175,000,000		UnitedHealth Group, Inc., 5.333%, 8/1/2023	175,000,000
		Oil & Oil Finance— 1.2%
220,000,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	219,630,439
		Sovereign— 1.1%
155,000,000		BNG Bank N.V., 5.315% - 5.331%, 8/7/2023 - 8/10/2023	154,807,200
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	29,548,866
		TOTAL	184,356,066
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,093,957,907)	3,093,045,805
		CERTIFICATES OF DEPOSIT— 13.6%
		Finance - Banking— 13.6%
40,000,000		Bank of America N.A., 5.440%, 2/7/2024	39,890,900
37,500,000		Bank of America N.A., 5.830%, 6/17/2024	37,450,594
165,000,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	164,739,281
60,000,000		Bank of Nova Scotia, Toronto, 5.400% - 5.410%, 11/15/2023 - 11/17/2023	59,966,417
45,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	45,010,935
155,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 2/5/2024 - 6/13/2024	154,783,983
260,000,000		Credit Agricole Corporate and Investment Bank, 5.250% - 5.390%, 8/1/2023 - 8/3/2023	260,000,000
189,500,000		DNB Bank ASA, 5.450%, 11/22/2023	189,432,557
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	49,966,088
402,500,000		Mizuho Bank Ltd., 5.380% - 5.420%, 8/15/2023 - 9/1/2023	402,500,000
95,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	95,000,000
Annual Shareholder Report
7

Principal Amount		Value
	CERTIFICATES OF DEPOSIT— continued
	Finance - Banking— continued
$ 95,000,000	Nordea Bank Abp, 5.400%, 11/20/2023	$ 94,939,695
502,000,000	Sumitomo Mitsui Trust Bank Ltd., 5.240% - 5.600%, 8/1/2023 - 11/3/2023	502,008,630
70,000,000	Toronto Dominion Bank, 5.200%, 2/2/2024	69,767,893
70,000,000	Toronto Dominion Bank, 5.250%, 1/25/2024	69,796,473
165,000,000	Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 7/10/2024	165,009,620
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,401,500,000)	2,400,263,066
	TIME DEPOSITS— 9.8%
	Finance - Banking— 7.3%
895,000,000	ABN Amro Bank NV, 5.260% - 5.330%, 8/1/2023 - 8/4/2023	895,000,000
200,000,000	Australia & New Zealand Banking Group, Melbourne, 5.250%, 8/1/2023	200,000,000
200,000,000	Mizuho Bank Ltd., 5.330%, 8/1/2023	200,000,000
	TOTAL	1,295,000,000
	Sovereign— 2.5%
450,000,000	NRW.Bank, 5.275% - 5.310%, 8/2/2023 - 8/7/2023	450,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $1,745,000,000)	1,745,000,000
	OTHER REPURCHASE AGREEMENTS— 22.1%
	Finance - Banking— 22.1%
25,000,000	BMO Capital Markets Corp., 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
359,701,000	BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	359,701,000
50,000,000	BNP Paribas S.A., 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $153,023,254 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $101,485,000 on 11/1/2023, in which American depositary receipts, convertible bonds,
exchange-traded funds and medium-term notes with a market value of $102,470,306 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 100,000,000
115,000,000	BofA Securities, Inc., 5.35%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,576 on 8/1/2023, in which commercial paper with a market value of $127,518,948 has been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
150,000,000	BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a $165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 8/10/2023, in which corporate bonds with a market value of $168,325,895 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	BofA Securities, Inc., 5.85%, dated 12/6/2022, interest in a $225,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $226,279,688 on 9/7/2023, in which asset-backed securities, collateralized mortgage obligations, commercial paper and municipal bonds with a market value of $229,537,294 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	BofA Securities, Inc., 5.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $253,712,500 on 11/1/2023, in which American depositary receipts, convertible bonds and medium-term notes with a market value of $256,175,764 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Citigroup Global Markets, Inc., 5.43%, dated 7/31/2023, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,196,083 on 8/1/2023, in which treasury bonds and treasury notes with a market value of $1,326,200,057 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
235,000,000	Citigroup Global Markets, Inc., 5.50%, dated 7/6/2023, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,962,500 on 8/10/2023, in which treasury bonds with a market value of $921,505,810 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
75,000,000	Credit Agricole S.A., 5.37%, dated 4/20/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,044,750 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,045,774 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000
Credit Agricole S.A., 5.37%, dated 4/21/2023, interest in a
$350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,052,208 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of
$357,053,252 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 75,000,000
210,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,096,958 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,098,897 have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2023, interest in a $310,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $310,046,672 on 8/1/2023, in which corporate bonds, medium-term notes and sovereign debt with a market value of $316,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
120,701,000	ING Financial Markets LLC, 5.39%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,715 on 8/1/2023, in which corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $127,519,090 have been received as collateral and held with BNY Mellon as tri-party agent.	120,701,000
175,000,000	J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
50,000,000	Mizuho Securities USA LLC, 5.42%, dated 7/31/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,639 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $255,038,392 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Mizuho Securities USA LLC, 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which common stocks with a market value of $153,023,270 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 34,701,000
Mitsubishi UFG Securities Americas, Inc., 5.47%, dated 7/31/2023, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on
8/1/2023, in which asset-backed securities, common stocks,
commercial paper, corporate bonds, exchange-traded funds,
mutual funds and a unit investment trust with a market value of
$408,062,040 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 34,701,000
500,000,000	Mitsubishi UFG Securities Americas, Inc., 5.30%, dated 7/31/2023, interest in a $1,650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,650,242,917 on 8/1/2023, in which U.S. Government Agency securities with a market value of $1,689,159,558 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
135,000,000	Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government Agency securities with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 5.38%, dated 7/31/2023, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,067,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $459,069,163 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
301,701,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	301,701,000
125,000,000	Wells Fargo Securities LLC, 5.96%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,862,500 on 10/25/2023, in which convertible bonds with a market value of $127,607,153 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,911,804,000)	3,911,804,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS— 9.0%
	Finance - Banking— 9.0%
$1,000,000,000
Repurchase agreement 5.30%, dated 7/31/2023 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $1,000,147,222 on 8/1/2023. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $1,000,147,277.
		$ 1,000,000,000
85,701,000	Interest in $150,000,000 joint repurchase agreement 5.38%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,022,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2053 and the market value of those underlying securities was $153,661,399.	85,701,000
513,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	513,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,598,701,000)	1,598,701,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $17,825,902,574)[4]	17,824,536,685
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(120,601,475)
	TOTAL NET ASSETS—100%	$17,703,935,210

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At July 31, 2023, these restricted securities amounted to $150,098,965, which represented 0.9% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Annual Shareholder Report
12

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0413[1]	0.0037[1]	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0417	0.0029	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Total Return[2]	4.25%	0.29%	0.05%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.16%	0.15%	0.15%	0.15%
Net investment income	4.17%	0.38%	0.08%	1.37%	2.41%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,694,479	$14,232,133	$15,298,656	$23,611,390	$21,146,776

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9997	$1.0005	$1.0007	$1.0004	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0389[1]	0.0019[1]	0.0001	0.0112	0.0218
Net realized and unrealized gain (loss)	0.0003	(0.0002)	(0.0002)	0.0003	0.0002
Total From Investment Operations	0.0392	0.0017	(0.0001)	0.0115	0.0220
Less Distributions:
Distributions from net investment income	(0.0388)	(0.0025)	(0.0001)	(0.0112)	(0.0218)
Net Asset Value, End of Period	$1.0001	$0.9997	$1.0005	$1.0007	$1.0004
Total Return[2]	3.99%	0.17%	(0.01)%	1.15%	2.22%
Ratios to Average Net Assets:
Net expenses[3]	0.43%	0.26%	0.24%	0.40%	0.37%
Net investment income	3.82%	0.18%	0.01%	1.22%	2.21%
Expense waiver/reimbursement[4]	0.10%	0.25%	0.28%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,456	$12,713	$32,413	$83,818	$93,979

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023[1]	2022[1]	2021	2020	2019
Net Asset Value, Beginning of Period	$1.0012	$1.0005	$1.0008	$1.0004	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0408[2]	0.0001[2]	0.0006	0.0131	0.0234
Net realized and unrealized gain (loss)	(0.0002)	0.0038	(0.0005)	0.0004	0.0002
Total From Investment Operations	0.0406	0.0039	0.0001	0.0135	0.0236
Less Distributions:
Distributions from net investment income	(0.0408)	(0.0032)	(0.0004)	(0.0131)	(0.0234)
Net Asset Value, End of Period	$1.0010	$1.0012	$1.0005	$1.0008	$1.0004
Total Return[3]	4.14%	0.39%	0.01%	1.35%	2.39%
Ratios to Average Net Assets:
Net expenses[4]	0.23%	0.16%	0.20%	0.20%	0.20%
Net investment income	4.00%	0.01%	0.05%	1.19%	2.31%
Expense waiver/reimbursement[5]	0.00%	0.17%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]	$0[6]	$4,501	$23,527	$14,374

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,510,505,000
Investment in securities	12,314,031,685
Investment in securities, at value (identified cost $17,825,902,574)	17,824,536,685
Cash	295,217
Income receivable	49,377,047
Receivable for shares sold	300
Total Assets	17,874,209,249
Liabilities:
Payable for investments purchased	105,490,000
Income distribution payable	64,305,124
Payable for investment adviser fee (Note 5)	46,750
Payable for administrative fee (Note 5)	37,755
Payable for other service fees (Notes 2 and 5)	1,987
Accrued expenses (Note 5)	392,423
Total Liabilities	170,274,039
Net assets for 17,700,510,830 shares outstanding	$17,703,935,210
Net Assets Consist of:
Paid-in capital	$17,706,702,421
Total distributable earnings (loss)	(2,767,211)
Total Net Assets	$17,703,935,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$17,694,479,093 ÷ 17,691,055,975 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$9,456,017 ÷ 9,454,755 shares outstanding, no par value, unlimited shares authorized	$1.0001
Capital Shares:[1]
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0010

1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$678,390,195
Expenses:
Investment adviser fee (Note 5)	31,167,638
Administrative fee (Note 5)	12,178,462
Custodian fees	474,207
Transfer agent fees	69,664
Directors’/Trustees’ fees (Note 5)	79,652
Auditing fees	26,365
Legal fees	11,617
Portfolio accounting fees	212,366
Other service fees (Notes 2 and 5)	27,682
Share registration costs	212,229
Printing and postage	23,272
Miscellaneous (Note 5)	96,110
TOTAL EXPENSES	44,579,264
Waiver of investment adviser fee (Note 5)	(15,737,102)
Net expenses	28,842,162
Net investment income	649,548,033
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	6,541,277
Net realized and unrealized gain (loss) on investments	6,556,542
Change in net assets resulting from operations	$656,104,575
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$649,548,033	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	6,541,277	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	656,104,575	41,320,555
Distributions to Shareholders:
Institutional Shares	(649,195,047)	(50,220,717)
Service Shares	(426,273)	(41,365)
Capital Shares	(4)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(649,621,324)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	28,884,149,698	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	118,901,284	8,299,365
Cost of shares redeemed	(25,550,445,108)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,452,605,874	(1,081,782,389)
Change in net assets	3,459,089,125	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$17,703,935,210	$14,244,846,085
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Annual Shareholder Report
20

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Annual Shareholder Report
21

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
22

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $15,737,102 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$27,682
For the year ended July 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
23

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,648,286,991	$28,649,705,120	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	118,642,194	118,655,465	8,283,360	8,282,176
Shares redeemed	(25,311,215,185)	(25,312,491,758)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,455,714,000	$3,455,868,827	(1,056,270,864)	$(1,057,602,479)
Annual Shareholder Report
24

	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	234,441,238	$234,444,578	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	245,807	245,819	17,154	17,151
Shares redeemed	(237,949,220)	(237,953,350)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,262,175)	$(3,262,953)	(19,680,489)	$(19,679,381)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,452,451,825	$3,452,605,874	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$649,621,324	$50,262,130
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(15,864)
Net unrealized depreciation	$(1,365,889)
Capital loss carryforwards	$(1,385,458)
TOTAL	$(2,767,211)
At July 31, 2023, the cost of investments for federal tax purposes was $17,825,902,574. The net unrealized depreciation of investments for federal tax purposes was $1,365,889. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,449,396 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,815,285.
Annual Shareholder Report
25

As of July 31, 2023, the Fund had a capital loss carryforward of $1,385,458 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,385,458	$—	$1,385,458
The Fund used capital loss carryforwards of $15,265 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $15,737,102 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $260 of the other service fees disclosed in Note 2.
Annual Shareholder Report
26

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024 (with respect to the Capital Shares October 1, 2023); or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
Annual Shareholder Report
27

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively
Annual Shareholder Report
28

affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENTS
On August 11, 2023, the Trustees approved the closure and liquidation of the Fund’s Capital Shares, effective close of business August 18, 2023.
Additionally, on May 11, 2023, the Trustees approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 74.55% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
30

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023 by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
31

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
32

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,024.60	$0.90
Service Shares	$1,000	$1,023.30	$2.16
Capital Shares	$1,000	$1,024.50	$1.15
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.90	$0.90
Service Shares	$1,000	$1,022.66	$2.16
Capital Shares	$1,000	$1,023.65	$1.15

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.18%
Service Shares	0.43%
Capital Shares	0.23%
Annual Shareholder Report
33

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
38

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
39

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since July 1991. Ms. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
40

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
41

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
42

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
43

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
44

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
45

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
46

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
47

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
48

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
49

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
50

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
51

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450523 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.1%
Variable Rate Instruments	28.7%
Bank Instruments	23.4%
Commercial Paper	17.5%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	75.6%
8-30 Days	3.8%
31-90 Days	5.8%
91-180 Days	9.0%
181 Days or more	6.5%
Other Assets and Liabilities—Net[3]	(0.7)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount			Value
	[1]	NOTES - VARIABLE— 28.7%
		Finance - Banking— 25.4%
$ 50,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 49,958,101
71,000,000		Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	70,927,032
69,500,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	69,531,344
55,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	55,014,473
40,000,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	40,047,572
60,000,000		Bank of Montreal, 6.000% (SOFR +0.700%), 8/1/2023	60,000,000
25,000,000		Bank of Nova Scotia, Toronto, 5.610% (SOFR +0.310%), 8/1/2023	24,978,121
73,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	72,978,042
10,000,000		Bank of Nova Scotia, Toronto, 5.710% (SOFR +0.410%), 8/1/2023	9,999,505
50,000,000		Bank of Nova Scotia, Toronto, 5.740% (SOFR +0.440%), 8/1/2023	50,017,279
35,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	35,000,000
43,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	43,500,000
20,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	20,000,000
23,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	23,520,496
22,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	22,000,000
10,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	10,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	50,055,847
100,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	100,081,760
50,000,000		Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	50,016,577
100,000,000	[2]	Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	100,100,252
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	30,000,000
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	30,000,000
95,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.700% (SOFR +0.400%), 8/1/2023	95,000,009
70,000,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	70,000,000
69,500,000		Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	69,539,523
175,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	175,283,855
75,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	75,123,367
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.440%, 8/3/2023	9,900,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	25,001,304
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	50,000,274
Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 125,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.830% (SOFR +0.530%), 8/1/2023	$ 125,013,781
30,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	30,000,000
45,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	45,000,000
20,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	20,000,109
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.200%, 8/2/2023	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	7,595,000
11,180,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	11,180,000
60,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	60,000,000
40,000,000		Iowa Student Loan Liquidity Corp., Series 2023-1, Weekly VRDNs, (Royal Bank of Canada LOC), 5.370%, 8/3/2023	40,000,000
24,345,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	24,345,648
10,000,000		Mizuho Bank Ltd., 5.690% (SOFR +0.380%), 8/1/2023	10,000,000
50,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	49,996,607
67,500,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	67,452,494
70,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	69,948,389
22,500,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	22,519,841
96,500,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	96,500,000
75,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	74,921,895
70,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	69,925,416
125,000,000		Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	125,000,000
34,000,000		Nuveen Floating Rate Income Fund, Series A, (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 8/3/2023	34,000,000
2,415,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2023	2,415,000
50,000,000		Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,999,955
50,000,000	[2]	Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,998,713
35,000,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	35,000,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 95,000,000		Royal Bank of Canada, New York Branch, 5.880% (SOFR +0.580%), 8/1/2023	$ 95,000,000
70,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	70,038,734
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	18,965,000
120,000,000		State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	120,000,000
12,000,000		Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	12,000,000
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.590% (SOFR +0.290%), 8/1/2023	200,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	100,017,437
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	25,000,000
125,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	125,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	30,012,600
75,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	75,032,188
110,000,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	110,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	65,029,053
100,699,637		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	100,699,637
2,881,821		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,881,821
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,207,606
75,000,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	75,045,369
17,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	17,500,000
27,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	27,524,709
50,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	50,053,312
147,500,000		Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	147,575,824
200,000,000		Wells Fargo Bank, N.A., 5.900% (SOFR +0.600%), 8/1/2023	199,960,818
30,000,000		Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	30,013,919
45,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	45,000,000
22,500,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	22,500,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 5.450%, 8/3/2023	$ 5,870,000
		TOTAL	4,498,015,608
		Finance - Retail— 1.8%
25,000,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	25,000,000
50,000,000		Fairway Finance Co. LLC, 5.780% (SOFR +0.480%), 8/1/2023	50,027,282
20,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	19,999,763
10,000,000		Old Line Funding, LLC, 5.650% (SOFR +0.340%), 8/1/2023	9,999,202
39,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	39,000,000
100,000,000		Thunder Bay Funding, LLC, 5.500% (SOFR +0.440%), 8/1/2023	100,000,000
10,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	9,996,393
25,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	24,999,083
30,000,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	30,005,483
		TOTAL	309,027,206
		Government Agency— 1.5%
15,535,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	15,535,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	34,645,000
2,000,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	2,000,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,705,000
1,900,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	1,900,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	6,380,000
17,030,000		Mohr Green Associates, LP, Series 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	22,610,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 9,080,000		Park Stanton Place, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	$ 9,080,000
8,000,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	8,000,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,980,000
3,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,975,000
		TOTAL	268,680,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,074,939,667)	5,075,722,814
	[3]	COMMERCIAL PAPER— 17.5%
		Finance - Banking— 11.6%
275,000,000		Anglesea Funding LLC, 5.044% - 5.346%, 8/1/2023 - 8/7/2023	274,903,639
25,000,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	24,523,927
119,500,000		Bank of Montreal, 5.497%, 11/16/2023	117,548,326
75,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	71,098,350
375,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	357,095,695
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 5.394%, 8/31/2023	99,552,500
210,000,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	205,910,339
60,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	60,000,000
85,000,000		DNB Bank ASA, 5.404%, 11/16/2023	83,625,040
110,017,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas SA COL), 5.320%, 8/1/2023	110,017,000
64,500,000		Royal Bank of Canada, 4.049%, 8/23/2023	64,281,019
Annual Shareholder Report
6

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 206,500,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	$ 202,919,020
80,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	79,853,621
60,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	57,278,350
250,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.468%, 9/22/2023	248,042,778
		TOTAL	2,056,649,604
		Finance - Retail— 2.6%
50,000,000		Barton Capital SA, 5.449%, 8/4/2023	49,977,500
329,500,000		Chariot Funding LLC, 5.261% - 5.590%, 8/14/2023 - 11/1/2023	326,357,841
40,000,000		Old Line Funding, LLC, 5.143%, 11/3/2023	39,422,611
30,000,000		Old Line Funding, LLC, 5.710%, 12/15/2023	29,359,639
12,500,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	12,292,105
		TOTAL	457,409,696
		Insurance— 1.0%
175,000,000		UnitedHealth Group, Inc., 5.333%, 8/1/2023	175,000,000
		Oil & Oil Finance— 1.2%
220,000,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	219,630,439
		Sovereign— 1.1%
155,000,000		BNG Bank N.V., 5.315% - 5.331%, 8/7/2023 - 8/10/2023	154,807,200
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	29,548,866
		TOTAL	184,356,066
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,093,957,907)	3,093,045,805
		CERTIFICATES OF DEPOSIT— 13.6%
		Finance - Banking— 13.6%
40,000,000		Bank of America N.A., 5.440%, 2/7/2024	39,890,900
37,500,000		Bank of America N.A., 5.830%, 6/17/2024	37,450,594
165,000,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	164,739,281
60,000,000		Bank of Nova Scotia, Toronto, 5.400% - 5.410%, 11/15/2023 - 11/17/2023	59,966,417
45,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	45,010,935
155,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 2/5/2024 - 6/13/2024	154,783,983
260,000,000		Credit Agricole Corporate and Investment Bank, 5.250% - 5.390%, 8/1/2023 - 8/3/2023	260,000,000
189,500,000		DNB Bank ASA, 5.450%, 11/22/2023	189,432,557
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	49,966,088
402,500,000		Mizuho Bank Ltd., 5.380% - 5.420%, 8/15/2023 - 9/1/2023	402,500,000
95,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	95,000,000
Annual Shareholder Report
7

Principal Amount		Value
	CERTIFICATES OF DEPOSIT— continued
	Finance - Banking— continued
$ 95,000,000	Nordea Bank Abp, 5.400%, 11/20/2023	$ 94,939,695
502,000,000	Sumitomo Mitsui Trust Bank Ltd., 5.240% - 5.600%, 8/1/2023 - 11/3/2023	502,008,630
70,000,000	Toronto Dominion Bank, 5.200%, 2/2/2024	69,767,893
70,000,000	Toronto Dominion Bank, 5.250%, 1/25/2024	69,796,473
165,000,000	Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 7/10/2024	165,009,620
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,401,500,000)	2,400,263,066
	TIME DEPOSITS— 9.8%
	Finance - Banking— 7.3%
895,000,000	ABN Amro Bank NV, 5.260% - 5.330%, 8/1/2023 - 8/4/2023	895,000,000
200,000,000	Australia & New Zealand Banking Group, Melbourne, 5.250%, 8/1/2023	200,000,000
200,000,000	Mizuho Bank Ltd., 5.330%, 8/1/2023	200,000,000
	TOTAL	1,295,000,000
	Sovereign— 2.5%
450,000,000	NRW.Bank, 5.275% - 5.310%, 8/2/2023 - 8/7/2023	450,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $1,745,000,000)	1,745,000,000
	OTHER REPURCHASE AGREEMENTS— 22.1%
	Finance - Banking— 22.1%
25,000,000	BMO Capital Markets Corp., 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
359,701,000	BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	359,701,000
50,000,000	BNP Paribas S.A., 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $153,023,254 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $101,485,000 on 11/1/2023, in which American depositary receipts, convertible bonds,
exchange-traded funds and medium-term notes with a market value of $102,470,306 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 100,000,000
115,000,000	BofA Securities, Inc., 5.35%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,576 on 8/1/2023, in which commercial paper with a market value of $127,518,948 has been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
150,000,000	BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a $165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 8/10/2023, in which corporate bonds with a market value of $168,325,895 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	BofA Securities, Inc., 5.85%, dated 12/6/2022, interest in a $225,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $226,279,688 on 9/7/2023, in which asset-backed securities, collateralized mortgage obligations, commercial paper and municipal bonds with a market value of $229,537,294 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	BofA Securities, Inc., 5.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $253,712,500 on 11/1/2023, in which American depositary receipts, convertible bonds and medium-term notes with a market value of $256,175,764 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Citigroup Global Markets, Inc., 5.43%, dated 7/31/2023, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,196,083 on 8/1/2023, in which treasury bonds and treasury notes with a market value of $1,326,200,057 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
235,000,000	Citigroup Global Markets, Inc., 5.50%, dated 7/6/2023, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,962,500 on 8/10/2023, in which treasury bonds with a market value of $921,505,810 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
75,000,000	Credit Agricole S.A., 5.37%, dated 4/20/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,044,750 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,045,774 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000
Credit Agricole S.A., 5.37%, dated 4/21/2023, interest in a
$350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,052,208 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of
$357,053,252 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 75,000,000
210,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,096,958 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,098,897 have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2023, interest in a $310,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $310,046,672 on 8/1/2023, in which corporate bonds, medium-term notes and sovereign debt with a market value of $316,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
120,701,000	ING Financial Markets LLC, 5.39%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,715 on 8/1/2023, in which corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $127,519,090 have been received as collateral and held with BNY Mellon as tri-party agent.	120,701,000
175,000,000	J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
50,000,000	Mizuho Securities USA LLC, 5.42%, dated 7/31/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,639 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $255,038,392 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Mizuho Securities USA LLC, 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which common stocks with a market value of $153,023,270 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 34,701,000
Mitsubishi UFG Securities Americas, Inc., 5.47%, dated 7/31/2023, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on
8/1/2023, in which asset-backed securities, common stocks,
commercial paper, corporate bonds, exchange-traded funds,
mutual funds and a unit investment trust with a market value of
$408,062,040 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 34,701,000
500,000,000	Mitsubishi UFG Securities Americas, Inc., 5.30%, dated 7/31/2023, interest in a $1,650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,650,242,917 on 8/1/2023, in which U.S. Government Agency securities with a market value of $1,689,159,558 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
135,000,000	Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government Agency securities with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 5.38%, dated 7/31/2023, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,067,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $459,069,163 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
301,701,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	301,701,000
125,000,000	Wells Fargo Securities LLC, 5.96%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,862,500 on 10/25/2023, in which convertible bonds with a market value of $127,607,153 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,911,804,000)	3,911,804,000
Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS— 9.0%
	Finance - Banking— 9.0%
$1,000,000,000
Repurchase agreement 5.30%, dated 7/31/2023 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $1,000,147,222 on 8/1/2023. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $1,000,147,277.
		$ 1,000,000,000
85,701,000	Interest in $150,000,000 joint repurchase agreement 5.38%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,022,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2053 and the market value of those underlying securities was $153,661,399.	85,701,000
513,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	513,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,598,701,000)	1,598,701,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $17,825,902,574)[4]	17,824,536,685
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(120,601,475)
	TOTAL NET ASSETS—100%	$17,703,935,210

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At July 31, 2023, these restricted securities amounted to $150,098,965, which represented 0.9% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Annual Shareholder Report
12

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0413[1]	0.0037[1]	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0417	0.0029	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Total Return[2]	4.25%	0.29%	0.05%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.16%	0.15%	0.15%	0.15%
Net investment income	4.17%	0.38%	0.08%	1.37%	2.41%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,694,479	$14,232,133	$15,298,656	$23,611,390	$21,146,776

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Annual Shareholder Report
14

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,510,505,000
Investment in securities	12,314,031,685
Investment in securities, at value (identified cost $17,825,902,574)	17,824,536,685
Cash	295,217
Income receivable	49,377,047
Receivable for shares sold	300
Total Assets	17,874,209,249
Liabilities:
Payable for investments purchased	105,490,000
Income distribution payable	64,305,124
Payable for investment adviser fee (Note 5)	46,750
Payable for administrative fee (Note 5)	37,755
Payable for other service fees (Notes 2 and 5)	1,987
Accrued expenses (Note 5)	392,423
Total Liabilities	170,274,039
Net assets for 17,700,510,830 shares outstanding	$17,703,935,210
Net Assets Consist of:
Paid-in capital	$17,706,702,421
Total distributable earnings (loss)	(2,767,211)
Total Net Assets	$17,703,935,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$17,694,479,093 ÷ 17,691,055,975 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$9,456,017 ÷ 9,454,755 shares outstanding, no par value, unlimited shares authorized	$1.0001
Capital Shares:[1]
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0010

1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$678,390,195
Expenses:
Investment adviser fee (Note 5)	31,167,638
Administrative fee (Note 5)	12,178,462
Custodian fees	474,207
Transfer agent fees	69,664
Directors’/Trustees’ fees (Note 5)	79,652
Auditing fees	26,365
Legal fees	11,617
Portfolio accounting fees	212,366
Other service fees (Notes 2 and 5)	27,682
Share registration costs	212,229
Printing and postage	23,272
Miscellaneous (Note 5)	96,110
TOTAL EXPENSES	44,579,264
Waiver of investment adviser fee (Note 5)	(15,737,102)
Net expenses	28,842,162
Net investment income	649,548,033
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	6,541,277
Net realized and unrealized gain (loss) on investments	6,556,542
Change in net assets resulting from operations	$656,104,575
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$649,548,033	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	6,541,277	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	656,104,575	41,320,555
Distributions to Shareholders:
Institutional Shares	(649,195,047)	(50,220,717)
Service Shares	(426,273)	(41,365)
Capital Shares	(4)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(649,621,324)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	28,884,149,698	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	118,901,284	8,299,365
Cost of shares redeemed	(25,550,445,108)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,452,605,874	(1,081,782,389)
Change in net assets	3,459,089,125	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$17,703,935,210	$14,244,846,085
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Annual Shareholder Report
18

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Annual Shareholder Report
19

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
20

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $15,737,102 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$27,682
For the year ended July 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
21

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,648,286,991	$28,649,705,120	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	118,642,194	118,655,465	8,283,360	8,282,176
Shares redeemed	(25,311,215,185)	(25,312,491,758)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,455,714,000	$3,455,868,827	(1,056,270,864)	$(1,057,602,479)
Annual Shareholder Report
22

	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	234,441,238	$234,444,578	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	245,807	245,819	17,154	17,151
Shares redeemed	(237,949,220)	(237,953,350)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,262,175)	$(3,262,953)	(19,680,489)	$(19,679,381)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,452,451,825	$3,452,605,874	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$649,621,324	$50,262,130
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(15,864)
Net unrealized depreciation	$(1,365,889)
Capital loss carryforwards	$(1,385,458)
TOTAL	$(2,767,211)
At July 31, 2023, the cost of investments for federal tax purposes was $17,825,902,574. The net unrealized depreciation of investments for federal tax purposes was $1,365,889. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,449,396 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,815,285.
Annual Shareholder Report
23

As of July 31, 2023, the Fund had a capital loss carryforward of $1,385,458 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,385,458	$—	$1,385,458
The Fund used capital loss carryforwards of $15,265 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $15,737,102 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $260 of the other service fees disclosed in Note 2.
Annual Shareholder Report
24

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024 (with respect to the Capital Shares October 1, 2023); or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
Annual Shareholder Report
25

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively
Annual Shareholder Report
26

affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENTS
On August 11, 2023, the Trustees approved the closure and liquidation of the Fund’s Capital Shares, effective close of business August 18, 2023.
Additionally, on May 11, 2023, the Trustees approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 74.55% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
28

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023 by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
29

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Actual	$1,000.00	$1,024.60	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.90	$0.90
Annual Shareholder Report
30

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
33

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
35

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since July 1991. Ms. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
37

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
38

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
39

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
40

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
41

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
42

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
43

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
44

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
45

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
46

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
47

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
48

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454500 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	31.2%
Variable Rate Instruments	28.4%
Bank Instruments	23.2%
Commercial Paper	17.3%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
July 31, 2023
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.1%
12,704,233,668	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 5.32%[1] (IDENTIFIED COST $12,711,517,982)	$12,706,774,515
	OTHER REPURCHASE AGREEMENTS— 0.4%
	Finance - Banking— 0.4%
$ 50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2023, interest in a $310,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $310,046,672 on 8/1/2023, in which corporate bonds, medium-term notes and sovereign securities with a market value of $316,200,000 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $12,761,517,982)[2]	12,756,774,515
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	67,442,947
	TOTAL NET ASSETS—100%	$12,824,217,462
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2022	$10,294,155,651
Purchases at Cost	$12,578,551,900
Proceeds from Sales	$(10,170,453,600)
Change in Unrealized Appreciation/Depreciation	$3,395,030
Net Realized Gain/(Loss)	$1,125,534
Value as of 7/31/2023	$12,706,774,515
Shares Held as of 7/31/2023	12,704,233,668
Dividend Income	$474,185,907
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2023, POF represents 99.1% of the Fund’s net
Annual Shareholder Report

assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$12,706,774,515	$—	$—	$12,706,774,515
Repurchase Agreement	—	50,000,000	—	50,000,000
TOTAL SECURITIES	$12,706,774,515	$50,000,000	$—	$12,756,774,515
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0413	0.0036	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0417	0.0028	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Distributions from net realized gain	—	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0413)	(0.0037)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$0.9999	$0.9995	$1.0004	$1.0006	$1.0003
Total Return[2]	4.25%	0.28%	0.06%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	—%	—%	0.00%[4]	—%
Net investment income	4.18%	0.35%	0.08%	1.36%	2.41%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,250,590	$9,946,892	$12,120,572	$15,937,441	$13,599,422

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Represents less than 0.01%.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9995	$1.0003	$1.0006	$1.0003	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0388	0.0025	0.0002	0.0111	0.0214
Net realized and unrealized gain (loss)	0.0004	(0.0007)	(0.0003)	0.0003	0.0001
Total From Investment Operations	0.0392	0.0018	(0.0001)	0.0114	0.0215
Less Distributions:
Distributions from net investment income	(0.0388)	(0.0025)	(0.0002)	(0.0111)	(0.0214)
Distributions from net realized gain	—	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0388)	(0.0026)	(0.0002)	(0.0111)	(0.0214)
Net Asset Value, End of Period	$0.9999	$0.9995	$1.0003	$1.0006	$1.0003
Total Return[2]	3.99%	0.18%	(0.01)%	1.14%	2.18%
Ratios to Average Net Assets:
Net expenses[3]	0.25%	0.09%	0.08%	0.25%	0.25%
Net investment income	4.01%	0.19%	0.01%	1.04%	2.20%
Expense waiver/reimbursement[4]	0.29%	0.45%	0.46%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$567,683	$372,511	$701,955	$1,687,886	$1,055,438

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9994	$1.0003	$1.0006	$1.0003	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0402	0.0028	0.0003	0.0126	0.0230
Net realized and unrealized gain (loss)	0.0005	(0.0006)	(0.0003)	0.0003	(0.0000)[1]
Total From Investment Operations	0.0407	0.0022	—	0.0129	0.0230
Less Distributions:
Distributions from net investment income	(0.0403)	(0.0030)	(0.0003)	(0.0126)	(0.0229)
Distributions from net realized gain	—	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0403)	(0.0031)	(0.0003)	(0.0126)	(0.0229)
Net Asset Value, End of Period	$0.9998	$0.9994	$1.0003	$1.0006	$1.0003
Total Return[2]	4.15%	0.23%	0.00%[3]	1.29%	2.33%
Ratios to Average Net Assets:
Net expenses[4]	0.10%	0.05%	0.06%	0.10%	0.10%
Net investment income	3.90%	0.19%	0.02%	1.24%	2.31%
Expense waiver/reimbursement[5]	0.29%	0.34%	0.33%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,944	$8,942	$20,922	$19,074	$16,566

1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in securities, at value including $12,706,774,515 of investments in affiliated holdings* (identified cost $12,761,517,982, including $12,711,517,982 of identified cost in affiliated holdings)	$12,756,774,515
Cash	890,050
Income receivable	7,527
Income receivable from affiliated holdings	56,368,697
Receivable for shares sold	72,936,110
Total Assets	12,886,976,899
Liabilities:
Payable for shares redeemed	28,338,312
Income distribution payable	33,985,673
Payable to investment adviser (Note 5)	18,092
Payable for administrative fee (Note 5)	27,227
Payable for other service fees (Notes 2 and 5)	99,272
Accrued expenses (Note 5)	290,861
Total Liabilities	62,759,437
Net assets for 12,825,728,030 shares outstanding	$12,824,217,462
Net Assets Consist of:
Paid-in capital	$12,829,272,288
Total distributable earnings (loss)	(5,054,826)
Total Net Assets	$12,824,217,462
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$12,250,590,283 ÷ 12,252,032,441 shares outstanding, no par value, unlimited shares authorized	$0.9999
Service Shares:
$567,683,016 ÷ 567,750,503 shares outstanding, no par value, unlimited shares authorized	$0.9999
Capital Shares:
$5,944,163 ÷ 5,945,086 shares outstanding, no par value, unlimited shares authorized	$0.9998

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Dividends received from affiliated holdings*	$474,185,907
Interest	2,126,387
TOTAL INCOME	476,312,294
Expenses:
Investment adviser fee (Note 5)	22,762,449
Administrative fee (Note 5)	8,892,426
Custodian fees	321,883
Transfer agent fees	106,722
Directors’/Trustees’ fees (Note 5)	56,389
Auditing fees	26,365
Legal fees	11,618
Portfolio accounting fees	219,300
Other service fees (Notes 2 and 5)	1,118,741
Share registration costs	333,824
Printing and postage	39,952
Miscellaneous (Note 5)	161,267
TOTAL EXPENSES	34,050,936
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(22,762,449)
Reimbursement of other operating expenses (Notes 2 and 5)	(10,098,822)
TOTAL WAIVER AND REIMBURSEMENTS	(32,861,271)
Net expenses	1,189,665
Net investment income	475,122,629
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in affiliated holdings*	1,125,534
Net change in unrealized depreciation of investments in affiliated holdings*	3,395,030
Net realized and unrealized gain (loss) on investments	4,520,564
Change in net assets resulting from operations	$479,643,193

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$475,122,629	$34,665,085
Net realized gain (loss)	1,125,534	(1,328,799)
Net change in unrealized appreciation/depreciation	3,395,030	(6,111,897)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	479,643,193	27,224,389
Distributions to Shareholders:
Institutional Shares	(456,986,602)	(34,900,178)
Service Shares	(17,839,842)	(972,903)
Capital Shares	(297,852)	(35,840)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(475,124,296)	(35,908,921)
Share Transactions:
Proceeds from sale of shares	41,835,474,572	38,690,164,420
Net asset value of shares issued to shareholders in payment of distributions declared	169,328,107	10,482,549
Cost of shares redeemed	(39,513,449,330)	(41,207,066,452)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,491,353,349	(2,506,419,483)
Change in net assets	2,495,872,246	(2,515,104,015)
Net Assets:
Beginning of period	10,328,345,216	12,843,449,231
End of period	$12,824,217,462	$10,328,345,216
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of
Annual Shareholder Report

premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing
Annual Shareholder Report

services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $32,861,271 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,111,099
Capital Shares	7,642
TOTAL	$1,118,741
For the year ended July 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if
Annual Shareholder Report

any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	41,150,980,564	$41,141,014,548	38,562,278,787	$38,557,456,148
Shares issued to shareholders in payment of distributions declared	151,505,640	151,478,912	9,493,387	9,489,444
Shares redeemed	(39,002,504,601)	(38,993,166,012)	(40,735,979,904)	(40,732,381,207)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,299,981,603	$2,299,327,448	(2,164,207,730)	$(2,165,435,615)
Annual Shareholder Report

	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	691,989,213	$691,857,989	127,450,141	$127,416,583
Shares issued to shareholders in payment of distributions declared	17,554,792	17,551,569	957,705	957,294
Shares redeemed	(514,497,010)	(514,381,513)	(457,418,370)	(457,394,097)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	195,046,995	$195,028,045	(329,010,524)	$(329,020,220)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,603,475	$2,602,035	5,292,088	$5,291,689
Shares issued to shareholders in payment of distributions declared	297,715	297,626	35,826	35,811
Shares redeemed	(5,902,912)	(5,901,805)	(17,295,855)	(17,291,148)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,001,722)	$(3,002,144)	(11,967,941)	$(11,963,648)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,492,026,876	$2,491,353,349	(2,505,186,195)	$(2,506,419,483)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$475,124,296	$34,608,506
Long-term capital gains	$—	$1,300,415
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(108,094)
Net unrealized depreciation	$(4,743,467)
Capital loss carryforwards	$(203,265)
TOTAL	$(5,054,826)
At July 31, 2023, the cost of investments for federal tax purposes was $12,761,517,982. The net unrealized depreciation of investments for federal tax purposes was $4,743,467. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $4,743,467.
Annual Shareholder Report

As of July 31, 2023, the Fund had a capital loss carryforward of $203,265 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$203,265	$—	$203,265
The Fund used capital loss carryforwards of $1,125,534 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the year ended July 31, 2023, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily reimbursed $10,098,822 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Other Service Fees
For the year ended July 31, 2023, FSSC did not reimburse other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the
Annual Shareholder Report

Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health
Annual Shareholder Report

crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Subsequent Event
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 74.67% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Value Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,024.60	$—[2]
Service Shares	$1,000	$1,023.40	$1.25[3]
Capital Shares	$1,000	$1,024.10	$0.50[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.79	$—[2]
Service Shares	$1,000	$1,023.55	$1.25[3]
Capital Shares	$1,000	$1,024.30	$0.50[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%
Service Shares	0.25%
Capital Shares	0.10%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.26, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.51, respectively.

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 25 through 54.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.1%
Variable Rate Instruments	28.7%
Bank Instruments	23.4%
Commercial Paper	17.5%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	75.6%
8-30 Days	3.8%
31-90 Days	5.8%
91-180 Days	9.0%
181 Days or more	6.5%
Other Assets and Liabilities—Net[3]	(0.7)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments
July 31, 2023
Principal Amount			Value
	[1]	NOTES - VARIABLE— 28.7%
		Finance - Banking— 25.4%
$ 50,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 49,958,101
71,000,000		Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	70,927,032
69,500,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	69,531,344
55,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	55,014,473
40,000,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	40,047,572
60,000,000		Bank of Montreal, 6.000% (SOFR +0.700%), 8/1/2023	60,000,000
25,000,000		Bank of Nova Scotia, Toronto, 5.610% (SOFR +0.310%), 8/1/2023	24,978,121
73,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	72,978,042
10,000,000		Bank of Nova Scotia, Toronto, 5.710% (SOFR +0.410%), 8/1/2023	9,999,505
50,000,000		Bank of Nova Scotia, Toronto, 5.740% (SOFR +0.440%), 8/1/2023	50,017,279
35,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	35,000,000
43,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	43,500,000
20,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	20,000,000
23,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	23,520,496
22,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	22,000,000
10,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	10,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	50,055,847
100,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	100,081,760
50,000,000		Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	50,016,577
100,000,000	[2]	Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	100,100,252
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	30,000,000
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	30,000,000
95,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.700% (SOFR +0.400%), 8/1/2023	95,000,009
70,000,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	70,000,000
69,500,000		Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	69,539,523
175,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	175,283,855
75,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	75,123,367
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.440%, 8/3/2023	9,900,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	25,001,304
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	50,000,274
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 125,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.830% (SOFR +0.530%), 8/1/2023	$ 125,013,781
30,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	30,000,000
45,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	45,000,000
20,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	20,000,109
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.200%, 8/2/2023	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	7,595,000
11,180,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	11,180,000
60,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	60,000,000
40,000,000		Iowa Student Loan Liquidity Corp., Series 2023-1, Weekly VRDNs, (Royal Bank of Canada LOC), 5.370%, 8/3/2023	40,000,000
24,345,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	24,345,648
10,000,000		Mizuho Bank Ltd., 5.690% (SOFR +0.380%), 8/1/2023	10,000,000
50,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	49,996,607
67,500,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	67,452,494
70,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	69,948,389
22,500,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	22,519,841
96,500,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	96,500,000
75,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	74,921,895
70,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	69,925,416
125,000,000		Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	125,000,000
34,000,000		Nuveen Floating Rate Income Fund, Series A, (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 8/3/2023	34,000,000
2,415,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2023	2,415,000
50,000,000		Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,999,955
50,000,000	[2]	Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,998,713
35,000,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	35,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 95,000,000		Royal Bank of Canada, New York Branch, 5.880% (SOFR +0.580%), 8/1/2023	$ 95,000,000
70,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	70,038,734
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	18,965,000
120,000,000		State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	120,000,000
12,000,000		Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	12,000,000
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.590% (SOFR +0.290%), 8/1/2023	200,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	100,017,437
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	25,000,000
125,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	125,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	30,012,600
75,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	75,032,188
110,000,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	110,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	65,029,053
100,699,637		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	100,699,637
2,881,821		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,881,821
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,207,606
75,000,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	75,045,369
17,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	17,500,000
27,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	27,524,709
50,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	50,053,312
147,500,000		Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	147,575,824
200,000,000		Wells Fargo Bank, N.A., 5.900% (SOFR +0.600%), 8/1/2023	199,960,818
30,000,000		Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	30,013,919
45,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	45,000,000
22,500,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	22,500,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 5.450%, 8/3/2023	$ 5,870,000
		TOTAL	4,498,015,608
		Finance - Retail— 1.8%
25,000,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	25,000,000
50,000,000		Fairway Finance Co. LLC, 5.780% (SOFR +0.480%), 8/1/2023	50,027,282
20,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	19,999,763
10,000,000		Old Line Funding, LLC, 5.650% (SOFR +0.340%), 8/1/2023	9,999,202
39,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	39,000,000
100,000,000		Thunder Bay Funding, LLC, 5.500% (SOFR +0.440%), 8/1/2023	100,000,000
10,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	9,996,393
25,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	24,999,083
30,000,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	30,005,483
		TOTAL	309,027,206
		Government Agency— 1.5%
15,535,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	15,535,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	34,645,000
2,000,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	2,000,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,705,000
1,900,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	1,900,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	6,380,000
17,030,000		Mohr Green Associates, LP, Series 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	22,610,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 9,080,000		Park Stanton Place, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	$ 9,080,000
8,000,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	8,000,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,980,000
3,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,975,000
		TOTAL	268,680,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,074,939,667)	5,075,722,814
	[3]	COMMERCIAL PAPER— 17.5%
		Finance - Banking— 11.6%
275,000,000		Anglesea Funding LLC, 5.044% - 5.346%, 8/1/2023 - 8/7/2023	274,903,639
25,000,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	24,523,927
119,500,000		Bank of Montreal, 5.497%, 11/16/2023	117,548,326
75,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	71,098,350
375,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	357,095,695
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 5.394%, 8/31/2023	99,552,500
210,000,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	205,910,339
60,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	60,000,000
85,000,000		DNB Bank ASA, 5.404%, 11/16/2023	83,625,040
110,017,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas SA COL), 5.320%, 8/1/2023	110,017,000
64,500,000		Royal Bank of Canada, 4.049%, 8/23/2023	64,281,019
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 206,500,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	$ 202,919,020
80,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	79,853,621
60,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	57,278,350
250,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.468%, 9/22/2023	248,042,778
		TOTAL	2,056,649,604
		Finance - Retail— 2.6%
50,000,000		Barton Capital SA, 5.449%, 8/4/2023	49,977,500
329,500,000		Chariot Funding LLC, 5.261% - 5.590%, 8/14/2023 - 11/1/2023	326,357,841
40,000,000		Old Line Funding, LLC, 5.143%, 11/3/2023	39,422,611
30,000,000		Old Line Funding, LLC, 5.710%, 12/15/2023	29,359,639
12,500,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	12,292,105
		TOTAL	457,409,696
		Insurance— 1.0%
175,000,000		UnitedHealth Group, Inc., 5.333%, 8/1/2023	175,000,000
		Oil & Oil Finance— 1.2%
220,000,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	219,630,439
		Sovereign— 1.1%
155,000,000		BNG Bank N.V., 5.315% - 5.331%, 8/7/2023 - 8/10/2023	154,807,200
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	29,548,866
		TOTAL	184,356,066
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,093,957,907)	3,093,045,805
		CERTIFICATES OF DEPOSIT— 13.6%
		Finance - Banking— 13.6%
40,000,000		Bank of America N.A., 5.440%, 2/7/2024	39,890,900
37,500,000		Bank of America N.A., 5.830%, 6/17/2024	37,450,594
165,000,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	164,739,281
60,000,000		Bank of Nova Scotia, Toronto, 5.400% - 5.410%, 11/15/2023 - 11/17/2023	59,966,417
45,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	45,010,935
155,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 2/5/2024 - 6/13/2024	154,783,983
260,000,000		Credit Agricole Corporate and Investment Bank, 5.250% - 5.390%, 8/1/2023 - 8/3/2023	260,000,000
189,500,000		DNB Bank ASA, 5.450%, 11/22/2023	189,432,557
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	49,966,088
402,500,000		Mizuho Bank Ltd., 5.380% - 5.420%, 8/15/2023 - 9/1/2023	402,500,000
95,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	95,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	CERTIFICATES OF DEPOSIT— continued
	Finance - Banking— continued
$ 95,000,000	Nordea Bank Abp, 5.400%, 11/20/2023	$ 94,939,695
502,000,000	Sumitomo Mitsui Trust Bank Ltd., 5.240% - 5.600%, 8/1/2023 - 11/3/2023	502,008,630
70,000,000	Toronto Dominion Bank, 5.200%, 2/2/2024	69,767,893
70,000,000	Toronto Dominion Bank, 5.250%, 1/25/2024	69,796,473
165,000,000	Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 7/10/2024	165,009,620
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,401,500,000)	2,400,263,066
	TIME DEPOSITS— 9.8%
	Finance - Banking— 7.3%
895,000,000	ABN Amro Bank NV, 5.260% - 5.330%, 8/1/2023 - 8/4/2023	895,000,000
200,000,000	Australia & New Zealand Banking Group, Melbourne, 5.250%, 8/1/2023	200,000,000
200,000,000	Mizuho Bank Ltd., 5.330%, 8/1/2023	200,000,000
	TOTAL	1,295,000,000
	Sovereign— 2.5%
450,000,000	NRW.Bank, 5.275% - 5.310%, 8/2/2023 - 8/7/2023	450,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $1,745,000,000)	1,745,000,000
	OTHER REPURCHASE AGREEMENTS— 22.1%
	Finance - Banking— 22.1%
25,000,000	BMO Capital Markets Corp., 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
359,701,000	BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	359,701,000
50,000,000	BNP Paribas S.A., 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $153,023,254 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $101,485,000 on 11/1/2023, in which American depositary receipts, convertible bonds,
exchange-traded funds and medium-term notes with a market value of $102,470,306 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 100,000,000
115,000,000	BofA Securities, Inc., 5.35%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,576 on 8/1/2023, in which commercial paper with a market value of $127,518,948 has been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
150,000,000	BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a $165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 8/10/2023, in which corporate bonds with a market value of $168,325,895 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	BofA Securities, Inc., 5.85%, dated 12/6/2022, interest in a $225,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $226,279,688 on 9/7/2023, in which asset-backed securities, collateralized mortgage obligations, commercial paper and municipal bonds with a market value of $229,537,294 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	BofA Securities, Inc., 5.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $253,712,500 on 11/1/2023, in which American depositary receipts, convertible bonds and medium-term notes with a market value of $256,175,764 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Citigroup Global Markets, Inc., 5.43%, dated 7/31/2023, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,196,083 on 8/1/2023, in which treasury bonds and treasury notes with a market value of $1,326,200,057 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
235,000,000	Citigroup Global Markets, Inc., 5.50%, dated 7/6/2023, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,962,500 on 8/10/2023, in which treasury bonds with a market value of $921,505,810 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
75,000,000	Credit Agricole S.A., 5.37%, dated 4/20/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,044,750 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,045,774 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000
Credit Agricole S.A., 5.37%, dated 4/21/2023, interest in a
$350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,052,208 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of
$357,053,252 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 75,000,000
210,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,096,958 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,098,897 have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2023, interest in a $310,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $310,046,672 on 8/1/2023, in which corporate bonds, medium-term notes and sovereign debt with a market value of $316,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
120,701,000	ING Financial Markets LLC, 5.39%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,715 on 8/1/2023, in which corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $127,519,090 have been received as collateral and held with BNY Mellon as tri-party agent.	120,701,000
175,000,000	J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
50,000,000	Mizuho Securities USA LLC, 5.42%, dated 7/31/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,639 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $255,038,392 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Mizuho Securities USA LLC, 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which common stocks with a market value of $153,023,270 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 34,701,000
Mitsubishi UFG Securities Americas, Inc., 5.47%, dated 7/31/2023, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on
8/1/2023, in which asset-backed securities, common stocks,
commercial paper, corporate bonds, exchange-traded funds,
mutual funds and a unit investment trust with a market value of
$408,062,040 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 34,701,000
500,000,000	Mitsubishi UFG Securities Americas, Inc., 5.30%, dated 7/31/2023, interest in a $1,650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,650,242,917 on 8/1/2023, in which U.S. Government Agency securities with a market value of $1,689,159,558 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
135,000,000	Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government Agency securities with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 5.38%, dated 7/31/2023, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,067,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $459,069,163 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
301,701,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	301,701,000
125,000,000	Wells Fargo Securities LLC, 5.96%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,862,500 on 10/25/2023, in which convertible bonds with a market value of $127,607,153 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,911,804,000)	3,911,804,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS— 9.0%
	Finance - Banking— 9.0%
$1,000,000,000
Repurchase agreement 5.30%, dated 7/31/2023 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $1,000,147,222 on 8/1/2023. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $1,000,147,277.
		$ 1,000,000,000
85,701,000	Interest in $150,000,000 joint repurchase agreement 5.38%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,022,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2053 and the market value of those underlying securities was $153,661,399.	85,701,000
513,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	513,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,598,701,000)	1,598,701,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $17,825,902,574)[4]	17,824,536,685
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(120,601,475)
	TOTAL NET ASSETS—100%	$17,703,935,210

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At July 31, 2023, these restricted securities amounted to $150,098,965, which represented 0.9% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0413[1]	0.0037[1]	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0417	0.0029	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Total Return[2]	4.25%	0.29%	0.05%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.16%	0.15%	0.15%	0.15%
Net investment income	4.17%	0.38%	0.08%	1.37%	2.41%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,694,479	$14,232,133	$15,298,656	$23,611,390	$21,146,776

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,510,505,000
Investment in securities	12,314,031,685
Investment in securities, at value (identified cost $17,825,902,574)	17,824,536,685
Cash	295,217
Income receivable	49,377,047
Receivable for shares sold	300
Total Assets	17,874,209,249
Liabilities:
Payable for investments purchased	105,490,000
Income distribution payable	64,305,124
Payable for investment adviser fee (Note 5)	46,750
Payable for administrative fee (Note 5)	37,755
Payable for other service fees (Notes 2 and 5)	1,987
Accrued expenses (Note 5)	392,423
Total Liabilities	170,274,039
Net assets for 17,700,510,830 shares outstanding	$17,703,935,210
Net Assets Consist of:
Paid-in capital	$17,706,702,421
Total distributable earnings (loss)	(2,767,211)
Total Net Assets	$17,703,935,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$17,694,479,093 ÷ 17,691,055,975 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$9,456,017 ÷ 9,454,755 shares outstanding, no par value, unlimited shares authorized	$1.0001
Capital Shares:[1]
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0010

1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$678,390,195
Expenses:
Investment adviser fee (Note 5)	31,167,638
Administrative fee (Note 5)	12,178,462
Custodian fees	474,207
Transfer agent fees	69,664
Directors’/Trustees’ fees (Note 5)	79,652
Auditing fees	26,365
Legal fees	11,617
Portfolio accounting fees	212,366
Other service fees (Notes 2 and 5)	27,682
Share registration costs	212,229
Printing and postage	23,272
Miscellaneous (Note 5)	96,110
TOTAL EXPENSES	44,579,264
Waiver of investment adviser fee (Note 5)	(15,737,102)
Net expenses	28,842,162
Net investment income	649,548,033
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	6,541,277
Net realized and unrealized gain (loss) on investments	6,556,542
Change in net assets resulting from operations	$656,104,575
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$649,548,033	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	6,541,277	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	656,104,575	41,320,555
Distributions to Shareholders:
Institutional Shares	(649,195,047)	(50,220,717)
Service Shares	(426,273)	(41,365)
Capital Shares	(4)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(649,621,324)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	28,884,149,698	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	118,901,284	8,299,365
Cost of shares redeemed	(25,550,445,108)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,452,605,874	(1,081,782,389)
Change in net assets	3,459,089,125	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$17,703,935,210	$14,244,846,085
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $15,737,102 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$27,682
For the year ended July 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,648,286,991	$28,649,705,120	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	118,642,194	118,655,465	8,283,360	8,282,176
Shares redeemed	(25,311,215,185)	(25,312,491,758)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,455,714,000	$3,455,868,827	(1,056,270,864)	$(1,057,602,479)
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	234,441,238	$234,444,578	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	245,807	245,819	17,154	17,151
Shares redeemed	(237,949,220)	(237,953,350)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,262,175)	$(3,262,953)	(19,680,489)	$(19,679,381)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,452,451,825	$3,452,605,874	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$649,621,324	$50,262,130
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(15,864)
Net unrealized depreciation	$(1,365,889)
Capital loss carryforwards	$(1,385,458)
TOTAL	$(2,767,211)
At July 31, 2023, the cost of investments for federal tax purposes was $17,825,902,574. The net unrealized depreciation of investments for federal tax purposes was $1,365,889. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,449,396 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,815,285.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

As of July 31, 2023, the Fund had a capital loss carryforward of $1,385,458 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,385,458	$—	$1,385,458
The Fund used capital loss carryforwards of $15,265 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $15,737,102 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $260 of the other service fees disclosed in Note 2.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024 (with respect to the Capital Shares October 1, 2023); or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENTS
On August 11, 2023, the Trustees approved the closure and liquidation of the Fund’s Capital Shares, effective close of business August 18, 2023.
Additionally, on May 11, 2023, the Trustees approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 74.55% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023 by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Actual	$1,000.00	$1,024.60	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.90	$0.90
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2022, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Institutional | PVOXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	31.2%
Variable Rate Instruments	28.4%
Bank Instruments	23.2%
Commercial Paper	17.3%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.1%
12,704,233,668	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 5.32%[1] (IDENTIFIED COST $12,711,517,982)	$12,706,774,515
	OTHER REPURCHASE AGREEMENTS— 0.4%
	Finance - Banking— 0.4%
$ 50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2023, interest in a $310,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $310,046,672 on 8/1/2023, in which corporate bonds, medium-term notes and sovereign securities with a market value of $316,200,000 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $12,761,517,982)[2]	12,756,774,515
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	67,442,947
	TOTAL NET ASSETS—100%	$12,824,217,462
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2022	$10,294,155,651
Purchases at Cost	$12,578,551,900
Proceeds from Sales	$(10,170,453,600)
Change in Unrealized Appreciation/Depreciation	$3,395,030
Net Realized Gain/(Loss)	$1,125,534
Value as of 7/31/2023	$12,706,774,515
Shares Held as of 7/31/2023	12,704,233,668
Dividend Income	$474,185,907
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At July 31, 2023, POF represents 99.1% of the Fund’s net
Annual Shareholder Report
2

assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$12,706,774,515	$—	$—	$12,706,774,515
Repurchase Agreement	—	50,000,000	—	50,000,000
TOTAL SECURITIES	$12,706,774,515	$50,000,000	$—	$12,756,774,515
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0413	0.0036	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0417	0.0028	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Distributions from net realized gain	—	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0413)	(0.0037)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$0.9999	$0.9995	$1.0004	$1.0006	$1.0003
Total Return[2]	4.25%	0.28%	0.06%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	—%	—%	0.00%[4]	—%
Net investment income	4.18%	0.35%	0.08%	1.36%	2.41%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,250,590	$9,946,892	$12,120,572	$15,937,441	$13,599,422

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Represents less than 0.01%.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Annual Shareholder Report
4

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in securities, at value including $12,706,774,515 of investments in affiliated holdings* (identified cost $12,761,517,982, including $12,711,517,982 of identified cost in affiliated holdings)	$12,756,774,515
Cash	890,050
Income receivable	7,527
Income receivable from affiliated holdings	56,368,697
Receivable for shares sold	72,936,110
Total Assets	12,886,976,899
Liabilities:
Payable for shares redeemed	28,338,312
Income distribution payable	33,985,673
Payable to investment adviser (Note 5)	18,092
Payable for administrative fee (Note 5)	27,227
Payable for other service fees (Notes 2 and 5)	99,272
Accrued expenses (Note 5)	290,861
Total Liabilities	62,759,437
Net assets for 12,825,728,030 shares outstanding	$12,824,217,462
Net Assets Consist of:
Paid-in capital	$12,829,272,288
Total distributable earnings (loss)	(5,054,826)
Total Net Assets	$12,824,217,462
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$12,250,590,283 ÷ 12,252,032,441 shares outstanding, no par value, unlimited shares authorized	$0.9999
Service Shares:
$567,683,016 ÷ 567,750,503 shares outstanding, no par value, unlimited shares authorized	$0.9999
Capital Shares:
$5,944,163 ÷ 5,945,086 shares outstanding, no par value, unlimited shares authorized	$0.9998

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Dividends received from affiliated holdings*	$474,185,907
Interest	2,126,387
TOTAL INCOME	476,312,294
Expenses:
Investment adviser fee (Note 5)	22,762,449
Administrative fee (Note 5)	8,892,426
Custodian fees	321,883
Transfer agent fees	106,722
Directors’/Trustees’ fees (Note 5)	56,389
Auditing fees	26,365
Legal fees	11,618
Portfolio accounting fees	219,300
Other service fees (Notes 2 and 5)	1,118,741
Share registration costs	333,824
Printing and postage	39,952
Miscellaneous (Note 5)	161,267
TOTAL EXPENSES	34,050,936
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(22,762,449)
Reimbursement of other operating expenses (Notes 2 and 5)	(10,098,822)
TOTAL WAIVER AND REIMBURSEMENTS	(32,861,271)
Net expenses	1,189,665
Net investment income	475,122,629
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in affiliated holdings*	1,125,534
Net change in unrealized depreciation of investments in affiliated holdings*	3,395,030
Net realized and unrealized gain (loss) on investments	4,520,564
Change in net assets resulting from operations	$479,643,193

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$475,122,629	$34,665,085
Net realized gain (loss)	1,125,534	(1,328,799)
Net change in unrealized appreciation/depreciation	3,395,030	(6,111,897)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	479,643,193	27,224,389
Distributions to Shareholders:
Institutional Shares	(456,986,602)	(34,900,178)
Service Shares	(17,839,842)	(972,903)
Capital Shares	(297,852)	(35,840)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(475,124,296)	(35,908,921)
Share Transactions:
Proceeds from sale of shares	41,835,474,572	38,690,164,420
Net asset value of shares issued to shareholders in payment of distributions declared	169,328,107	10,482,549
Cost of shares redeemed	(39,513,449,330)	(41,207,066,452)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,491,353,349	(2,506,419,483)
Change in net assets	2,495,872,246	(2,515,104,015)
Net Assets:
Beginning of period	10,328,345,216	12,843,449,231
End of period	$12,824,217,462	$10,328,345,216
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of
Annual Shareholder Report
8

premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing
Annual Shareholder Report
9

services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
10

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $32,861,271 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,111,099
Capital Shares	7,642
TOTAL	$1,118,741
For the year ended July 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if
Annual Shareholder Report
11

any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	41,150,980,564	$41,141,014,548	38,562,278,787	$38,557,456,148
Shares issued to shareholders in payment of distributions declared	151,505,640	151,478,912	9,493,387	9,489,444
Shares redeemed	(39,002,504,601)	(38,993,166,012)	(40,735,979,904)	(40,732,381,207)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,299,981,603	$2,299,327,448	(2,164,207,730)	$(2,165,435,615)
Annual Shareholder Report
12

	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	691,989,213	$691,857,989	127,450,141	$127,416,583
Shares issued to shareholders in payment of distributions declared	17,554,792	17,551,569	957,705	957,294
Shares redeemed	(514,497,010)	(514,381,513)	(457,418,370)	(457,394,097)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	195,046,995	$195,028,045	(329,010,524)	$(329,020,220)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,603,475	$2,602,035	5,292,088	$5,291,689
Shares issued to shareholders in payment of distributions declared	297,715	297,626	35,826	35,811
Shares redeemed	(5,902,912)	(5,901,805)	(17,295,855)	(17,291,148)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,001,722)	$(3,002,144)	(11,967,941)	$(11,963,648)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,492,026,876	$2,491,353,349	(2,505,186,195)	$(2,506,419,483)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$475,124,296	$34,608,506
Long-term capital gains	$—	$1,300,415
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(108,094)
Net unrealized depreciation	$(4,743,467)
Capital loss carryforwards	$(203,265)
TOTAL	$(5,054,826)
At July 31, 2023, the cost of investments for federal tax purposes was $12,761,517,982. The net unrealized depreciation of investments for federal tax purposes was $4,743,467. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $4,743,467.
Annual Shareholder Report
13

As of July 31, 2023, the Fund had a capital loss carryforward of $203,265 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$203,265	$—	$203,265
The Fund used capital loss carryforwards of $1,125,534 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the year ended July 31, 2023, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily reimbursed $10,098,822 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report
14

Other Service Fees
For the year ended July 31, 2023, FSSC did not reimburse other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the
Annual Shareholder Report
15

Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health
Annual Shareholder Report
16

crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Subsequent Event
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 74.67% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Value Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
18

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,024.60	$—[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$—[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.00 and $1.00, respectively.

Annual Shareholder Report
21

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 23 through 52.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
22

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.1%
Variable Rate Instruments	28.7%
Bank Instruments	23.4%
Commercial Paper	17.5%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	75.6%
8-30 Days	3.8%
31-90 Days	5.8%
91-180 Days	9.0%
181 Days or more	6.5%
Other Assets and Liabilities—Net[3]	(0.7)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
23

Portfolio of Investments
July 31, 2023
Principal Amount			Value
	[1]	NOTES - VARIABLE— 28.7%
		Finance - Banking— 25.4%
$ 50,000,000		Australia & New Zealand Banking Group, Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	$ 49,958,101
71,000,000		Bank of Montreal, 5.550% (SOFR +0.250%), 8/1/2023	70,927,032
69,500,000		Bank of Montreal, 5.750% (SOFR +0.450%), 8/1/2023	69,531,344
55,000,000		Bank of Montreal, 5.900% (SOFR +0.600%), 8/1/2023	55,014,473
40,000,000		Bank of Montreal, 5.980% (SOFR +0.680%), 8/1/2023	40,047,572
60,000,000		Bank of Montreal, 6.000% (SOFR +0.700%), 8/1/2023	60,000,000
25,000,000		Bank of Nova Scotia, Toronto, 5.610% (SOFR +0.310%), 8/1/2023	24,978,121
73,000,000		Bank of Nova Scotia, Toronto, 5.680% (SOFR +0.380%), 8/1/2023	72,978,042
10,000,000		Bank of Nova Scotia, Toronto, 5.710% (SOFR +0.410%), 8/1/2023	9,999,505
50,000,000		Bank of Nova Scotia, Toronto, 5.740% (SOFR +0.440%), 8/1/2023	50,017,279
35,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	35,000,000
43,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	43,500,000
20,000,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	20,000,000
23,500,000		Bank of Nova Scotia, Toronto, 5.850% (SOFR +0.550%), 8/1/2023	23,520,496
22,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	22,000,000
10,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	10,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	50,055,847
100,000,000		Bank of Nova Scotia, Toronto, 5.900% (SOFR +0.600%), 8/1/2023	100,081,760
50,000,000		Bank of Nova Scotia, Toronto, 5.950% (SOFR +0.650%), 8/1/2023	50,016,577
100,000,000	[2]	Bank of Nova Scotia, Toronto, 5.960% (SOFR +0.660%), 8/1/2023	100,100,252
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.450% (SOFR +0.150%), 8/1/2023	30,000,000
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.620% (SOFR +0.320%), 8/1/2023	30,000,000
95,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.700% (SOFR +0.400%), 8/1/2023	95,000,009
70,000,000		BPCE S.A., 5.630% (SOFR +0.330%), 8/1/2023	70,000,000
69,500,000		Canadian Imperial Bank of Commerce, 5.760% (SOFR +0.460%), 8/1/2023	69,539,523
175,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	175,283,855
75,000,000		Canadian Imperial Bank of Commerce, 5.950% (SOFR +0.650%), 8/1/2023	75,123,367
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.440%, 8/3/2023	9,900,000
25,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.760% (SOFR +0.460%), 8/1/2023	25,001,304
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	50,000,274
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
24

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 125,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.830% (SOFR +0.530%), 8/1/2023	$ 125,013,781
30,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.520% (SOFR +0.220%), 8/1/2023	30,000,000
45,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.530% (SOFR +0.230%), 8/1/2023	45,000,000
20,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.780% (SOFR +0.480%), 8/1/2023	20,000,109
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, Series 2000B, (U.S. Bank, N.A. LOC), 5.200%, 8/2/2023	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	7,595,000
11,180,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	11,180,000
60,000,000		ING (U.S.) Funding LLC, 5.460% (SOFR +0.150%), 8/1/2023	60,000,000
40,000,000		Iowa Student Loan Liquidity Corp., Series 2023-1, Weekly VRDNs, (Royal Bank of Canada LOC), 5.370%, 8/3/2023	40,000,000
24,345,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 5.610% (SOFR +0.310%), 8/1/2023	24,345,648
10,000,000		Mizuho Bank Ltd., 5.690% (SOFR +0.380%), 8/1/2023	10,000,000
50,000,000		National Australia Bank Ltd., Melbourne, 5.510% (SOFR +0.210%), 8/1/2023	49,996,607
67,500,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	67,452,494
70,000,000		National Australia Bank Ltd., Melbourne, 5.550% (SOFR +0.250%), 8/1/2023	69,948,389
22,500,000		National Australia Bank Ltd., Melbourne, 5.840% (SOFR +0.540%), 8/1/2023	22,519,841
96,500,000		National Australia Bank Ltd., Melbourne, 5.860% (SOFR +0.560%), 8/1/2023	96,500,000
75,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	74,921,895
70,000,000		National Bank of Canada, Montreal, 5.550% (SOFR +0.250%), 8/1/2023	69,925,416
125,000,000		Nordea Bank Abp, 5.720% (SOFR +0.420%), 8/1/2023	125,000,000
34,000,000		Nuveen Floating Rate Income Fund, Series A, (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 8/3/2023	34,000,000
2,415,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 5.400%, 8/3/2023	2,415,000
50,000,000		Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,999,955
50,000,000	[2]	Ridgefield Funding Co. LLC, Series A, (BNP Paribas S.A. COL), 5.590% (SOFR +0.290%), 8/1/2023	49,998,713
35,000,000		Royal Bank of Canada, New York Branch, 5.870% (SOFR +0.570%), 8/1/2023	35,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
25

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 95,000,000		Royal Bank of Canada, New York Branch, 5.880% (SOFR +0.580%), 8/1/2023	$ 95,000,000
70,000,000		Royal Bank of Canada, New York Branch, 5.900% (SOFR +0.600%), 8/1/2023	70,038,734
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.420%, 8/3/2023	18,965,000
120,000,000		State Street Bank and Trust Co., 5.460% (SOFR +0.150%), 8/1/2023	120,000,000
12,000,000		Sumitomo Mitsui Banking Corp., 5.680% (SOFR +0.380%), 8/1/2023	12,000,000
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.590% (SOFR +0.290%), 8/1/2023	200,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.610% (SOFR +0.310%), 8/1/2023	100,017,437
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.680% (SOFR +0.380%), 8/1/2023	25,000,000
125,000,000		Svenska Handelsbanken, Stockholm, 5.460% (SOFR +0.150%), 8/1/2023	125,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	30,012,600
75,000,000		Svenska Handelsbanken, Stockholm, 5.710% (SOFR +0.400%), 8/1/2023	75,032,188
110,000,000		Svenska Handelsbanken, Stockholm, 5.730% (SOFR +0.420%), 8/1/2023	110,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 5.760% (SOFR +0.450%), 8/1/2023	65,029,053
100,699,637		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 5.720%, 8/1/2023	100,699,637
2,881,821		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,881,821
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2023	2,207,606
75,000,000		Toronto Dominion Bank, 5.810% (SOFR +0.500%), 8/1/2023	75,045,369
17,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	17,500,000
27,500,000		Toronto Dominion Bank, 5.890% (SOFR +0.580%), 8/1/2023	27,524,709
50,000,000		Toronto Dominion Bank, 5.990% (SOFR +0.680%), 8/1/2023	50,053,312
147,500,000		Wells Fargo Bank, N.A., 5.750% (SOFR +0.450%), 8/1/2023	147,575,824
200,000,000		Wells Fargo Bank, N.A., 5.900% (SOFR +0.600%), 8/1/2023	199,960,818
30,000,000		Wells Fargo Bank, N.A., 5.950% (SOFR +0.650%), 8/1/2023	30,013,919
45,000,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	45,000,000
22,500,000		Westpac Banking Corp. Ltd., Sydney, 5.840% (SOFR +0.540%), 8/1/2023	22,500,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
26

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 5.450%, 8/3/2023	$ 5,870,000
		TOTAL	4,498,015,608
		Finance - Retail— 1.8%
25,000,000		Fairway Finance Co. LLC, 5.470% (SOFR +0.170%), 8/1/2023	25,000,000
50,000,000		Fairway Finance Co. LLC, 5.780% (SOFR +0.480%), 8/1/2023	50,027,282
20,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	19,999,763
10,000,000		Old Line Funding, LLC, 5.650% (SOFR +0.340%), 8/1/2023	9,999,202
39,000,000		Sheffield Receivables Co. LLC, 5.620% (SOFR +0.320%), 8/1/2023	39,000,000
100,000,000		Thunder Bay Funding, LLC, 5.500% (SOFR +0.440%), 8/1/2023	100,000,000
10,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	9,996,393
25,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.310%), 8/1/2023	24,999,083
30,000,000		Thunder Bay Funding, LLC, 5.830% (SOFR +0.520%), 8/1/2023	30,005,483
		TOTAL	309,027,206
		Government Agency— 1.5%
15,535,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	15,535,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	34,645,000
2,000,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	2,000,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,705,000
1,900,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	1,900,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/2/2023	6,380,000
17,030,000		Mohr Green Associates, LP, Series 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	22,610,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
27

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 9,080,000		Park Stanton Place, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	$ 9,080,000
8,000,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/2/2023	8,000,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	6,980,000
3,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 5.460%, 8/3/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/3/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.400%, 8/2/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.400%, 8/3/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/3/2023	5,975,000
		TOTAL	268,680,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,074,939,667)	5,075,722,814
	[3]	COMMERCIAL PAPER— 17.5%
		Finance - Banking— 11.6%
275,000,000		Anglesea Funding LLC, 5.044% - 5.346%, 8/1/2023 - 8/7/2023	274,903,639
25,000,000		Australia & New Zealand Banking Group, Melbourne, 5.499%, 12/5/2023	24,523,927
119,500,000		Bank of Montreal, 5.497%, 11/16/2023	117,548,326
75,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	71,098,350
375,000,000		Canadian Imperial Bank of Commerce, 5.560% - 6.000%, 4/18/2024 - 7/1/2024	357,095,695
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 5.394%, 8/31/2023	99,552,500
210,000,000		Citigroup Global Markets, Inc., 5.687% - 5.707%, 11/30/2023 - 12/6/2023	205,910,339
60,000,000		Credit Agricole Corporate and Investment Bank, 5.372%, 8/1/2023	60,000,000
85,000,000		DNB Bank ASA, 5.404%, 11/16/2023	83,625,040
110,017,000		Ridgefield Funding Co. LLC Series A, (BNP Paribas SA COL), 5.320%, 8/1/2023	110,017,000
64,500,000		Royal Bank of Canada, 4.049%, 8/23/2023	64,281,019
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
28

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 206,500,000		Svenska Handelsbanken, Stockholm, 5.494% - 5.593%, 11/21/2023 - 11/28/2023	$ 202,919,020
80,000,000		Toronto Dominion Bank, 5.350%, 2/6/2024	79,853,621
60,000,000		Toronto Dominion Bank, 5.800%, 5/16/2024	57,278,350
250,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.468%, 9/22/2023	248,042,778
		TOTAL	2,056,649,604
		Finance - Retail— 2.6%
50,000,000		Barton Capital SA, 5.449%, 8/4/2023	49,977,500
329,500,000		Chariot Funding LLC, 5.261% - 5.590%, 8/14/2023 - 11/1/2023	326,357,841
40,000,000		Old Line Funding, LLC, 5.143%, 11/3/2023	39,422,611
30,000,000		Old Line Funding, LLC, 5.710%, 12/15/2023	29,359,639
12,500,000		Thunder Bay Funding, LLC, 5.404%, 11/17/2023	12,292,105
		TOTAL	457,409,696
		Insurance— 1.0%
175,000,000		UnitedHealth Group, Inc., 5.333%, 8/1/2023	175,000,000
		Oil & Oil Finance— 1.2%
220,000,000		TotalEnergies Capital, 5.023% - 5.703%, 8/1/2023 - 11/27/2023	219,630,439
		Sovereign— 1.1%
155,000,000		BNG Bank N.V., 5.315% - 5.331%, 8/7/2023 - 8/10/2023	154,807,200
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	29,548,866
		TOTAL	184,356,066
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,093,957,907)	3,093,045,805
		CERTIFICATES OF DEPOSIT— 13.6%
		Finance - Banking— 13.6%
40,000,000		Bank of America N.A., 5.440%, 2/7/2024	39,890,900
37,500,000		Bank of America N.A., 5.830%, 6/17/2024	37,450,594
165,000,000		Bank of Montreal, 5.470% - 5.820%, 1/8/2024 - 5/28/2024	164,739,281
60,000,000		Bank of Nova Scotia, Toronto, 5.400% - 5.410%, 11/15/2023 - 11/17/2023	59,966,417
45,000,000		BMO Harris Bank, N.A., 5.730%, 12/13/2023	45,010,935
155,000,000		Canadian Imperial Bank of Commerce, 5.250% - 5.800%, 2/5/2024 - 6/13/2024	154,783,983
260,000,000		Credit Agricole Corporate and Investment Bank, 5.250% - 5.390%, 8/1/2023 - 8/3/2023	260,000,000
189,500,000		DNB Bank ASA, 5.450%, 11/22/2023	189,432,557
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 11/17/2023	49,966,088
402,500,000		Mizuho Bank Ltd., 5.380% - 5.420%, 8/15/2023 - 9/1/2023	402,500,000
95,000,000		MUFG Bank Ltd., 5.550%, 9/12/2023	95,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
29

Principal Amount		Value
	CERTIFICATES OF DEPOSIT— continued
	Finance - Banking— continued
$ 95,000,000	Nordea Bank Abp, 5.400%, 11/20/2023	$ 94,939,695
502,000,000	Sumitomo Mitsui Trust Bank Ltd., 5.240% - 5.600%, 8/1/2023 - 11/3/2023	502,008,630
70,000,000	Toronto Dominion Bank, 5.200%, 2/2/2024	69,767,893
70,000,000	Toronto Dominion Bank, 5.250%, 1/25/2024	69,796,473
165,000,000	Toronto Dominion Bank, 5.440% - 6.050%, 2/13/2024 - 7/10/2024	165,009,620
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,401,500,000)	2,400,263,066
	TIME DEPOSITS— 9.8%
	Finance - Banking— 7.3%
895,000,000	ABN Amro Bank NV, 5.260% - 5.330%, 8/1/2023 - 8/4/2023	895,000,000
200,000,000	Australia & New Zealand Banking Group, Melbourne, 5.250%, 8/1/2023	200,000,000
200,000,000	Mizuho Bank Ltd., 5.330%, 8/1/2023	200,000,000
	TOTAL	1,295,000,000
	Sovereign— 2.5%
450,000,000	NRW.Bank, 5.275% - 5.310%, 8/2/2023 - 8/7/2023	450,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $1,745,000,000)	1,745,000,000
	OTHER REPURCHASE AGREEMENTS— 22.1%
	Finance - Banking— 22.1%
25,000,000	BMO Capital Markets Corp., 5.42%, dated 7/31/2023, interest in a $425,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $425,063,986 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $433,680,962 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
359,701,000	BNP Paribas S.A., 5.40%, dated 7/31/2023, interest in a $1,075,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,075,161,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Government Agency securities, medium-term notes, sovereign debt and treasury notes with a market value of $1,097,015,812 have been received as collateral and held with BNY Mellon as tri-party agent.	359,701,000
50,000,000	BNP Paribas S.A., 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $153,023,254 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
30

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $101,485,000 on 11/1/2023, in which American depositary receipts, convertible bonds,
exchange-traded funds and medium-term notes with a market value of $102,470,306 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 100,000,000
115,000,000	BofA Securities, Inc., 5.35%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,576 on 8/1/2023, in which commercial paper with a market value of $127,518,948 has been received as collateral and held with BNY Mellon as tri-party agent.	115,000,000
150,000,000	BofA Securities, Inc., 5.41%, dated 12/13/2022, interest in a $165,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $165,173,571 on 8/10/2023, in which corporate bonds with a market value of $168,325,895 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	BofA Securities, Inc., 5.85%, dated 12/6/2022, interest in a $225,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $226,279,688 on 9/7/2023, in which asset-backed securities, collateralized mortgage obligations, commercial paper and municipal bonds with a market value of $229,537,294 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	BofA Securities, Inc., 5.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $253,712,500 on 11/1/2023, in which American depositary receipts, convertible bonds and medium-term notes with a market value of $256,175,764 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Citigroup Global Markets, Inc., 5.43%, dated 7/31/2023, interest in a $1,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,300,196,083 on 8/1/2023, in which treasury bonds and treasury notes with a market value of $1,326,200,057 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
235,000,000	Citigroup Global Markets, Inc., 5.50%, dated 7/6/2023, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,962,500 on 8/10/2023, in which treasury bonds with a market value of $921,505,810 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
75,000,000	Credit Agricole S.A., 5.37%, dated 4/20/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,044,750 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,045,774 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
31

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 75,000,000
Credit Agricole S.A., 5.37%, dated 4/21/2023, interest in a
$350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,052,208 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of
$357,053,252 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 75,000,000
210,000,000	Credit Agricole S.A., 5.37%, dated 2/17/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,096,958 on 8/4/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $663,098,897 have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 2/17/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $211,172,145 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2023, interest in a $310,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $310,046,672 on 8/1/2023, in which corporate bonds, medium-term notes and sovereign debt with a market value of $316,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
120,701,000	ING Financial Markets LLC, 5.39%, dated 7/31/2023, interest in a $125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $125,018,715 on 8/1/2023, in which corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $127,519,090 have been received as collateral and held with BNY Mellon as tri-party agent.	120,701,000
175,000,000	J.P. Morgan Securities LLC, 5.57%, dated 7/17/2023, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $753,481,250 on 8/16/2023, in which corporate bonds with a market value of $765,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
50,000,000	Mizuho Securities USA LLC, 5.42%, dated 7/31/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,037,639 on 8/1/2023, in which asset-backed securities and corporate bonds with a market value of $255,038,392 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Mizuho Securities USA LLC, 5.47%, dated 7/31/2023, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,792 on 8/1/2023, in which common stocks with a market value of $153,023,270 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
32

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 34,701,000
Mitsubishi UFG Securities Americas, Inc., 5.47%, dated 7/31/2023, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on
8/1/2023, in which asset-backed securities, common stocks,
commercial paper, corporate bonds, exchange-traded funds,
mutual funds and a unit investment trust with a market value of
$408,062,040 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 34,701,000
500,000,000	Mitsubishi UFG Securities Americas, Inc., 5.30%, dated 7/31/2023, interest in a $1,650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,650,242,917 on 8/1/2023, in which U.S. Government Agency securities with a market value of $1,689,159,558 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
135,000,000	Pershing LLC, 5.57%, dated 7/14/2022, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and U.S. Government Agency securities with a market value of $306,048,424 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 5.38%, dated 7/31/2023, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,067,250 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $459,069,163 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
301,701,000	Societe Generale, Paris, 5.47%, dated 7/31/2023, interest in a $650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $650,098,764 on 8/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,196,426 have been received as collateral and held with BNY Mellon as tri-party agent.	301,701,000
125,000,000	Wells Fargo Securities LLC, 5.96%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,862,500 on 10/25/2023, in which convertible bonds with a market value of $127,607,153 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,911,804,000)	3,911,804,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
33

Principal Amount		Value
	REPURCHASE AGREEMENTS— 9.0%
	Finance - Banking— 9.0%
$1,000,000,000
Repurchase agreement 5.30%, dated 7/31/2023 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $1,000,147,222 on 8/1/2023. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $1,000,147,277.
		$ 1,000,000,000
85,701,000	Interest in $150,000,000 joint repurchase agreement 5.38%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,022,417 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2053 and the market value of those underlying securities was $153,661,399.	85,701,000
513,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,441,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $3,060,450,501.	513,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $1,598,701,000)	1,598,701,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $17,825,902,574)[4]	17,824,536,685
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(120,601,475)
	TOTAL NET ASSETS—100%	$17,703,935,210

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At July 31, 2023, these restricted securities amounted to $150,098,965, which represented 0.9% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
34

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
35

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0413[1]	0.0037[1]	0.0008	0.0136	0.0239
Net realized and unrealized gain (loss)	0.0004	(0.0008)	(0.0002)	0.0003	0.0001
Total From Investment Operations	0.0417	0.0029	0.0006	0.0139	0.0240
Less Distributions:
Distributions from net investment income	(0.0413)	(0.0036)	(0.0008)	(0.0136)	(0.0239)
Net Asset Value, End of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Total Return[2]	4.25%	0.29%	0.05%	1.39%	2.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.16%	0.15%	0.15%	0.15%
Net investment income	4.17%	0.38%	0.08%	1.37%	2.41%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.13%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,694,479	$14,232,133	$15,298,656	$23,611,390	$21,146,776

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
36

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,510,505,000
Investment in securities	12,314,031,685
Investment in securities, at value (identified cost $17,825,902,574)	17,824,536,685
Cash	295,217
Income receivable	49,377,047
Receivable for shares sold	300
Total Assets	17,874,209,249
Liabilities:
Payable for investments purchased	105,490,000
Income distribution payable	64,305,124
Payable for investment adviser fee (Note 5)	46,750
Payable for administrative fee (Note 5)	37,755
Payable for other service fees (Notes 2 and 5)	1,987
Accrued expenses (Note 5)	392,423
Total Liabilities	170,274,039
Net assets for 17,700,510,830 shares outstanding	$17,703,935,210
Net Assets Consist of:
Paid-in capital	$17,706,702,421
Total distributable earnings (loss)	(2,767,211)
Total Net Assets	$17,703,935,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$17,694,479,093 ÷ 17,691,055,975 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$9,456,017 ÷ 9,454,755 shares outstanding, no par value, unlimited shares authorized	$1.0001
Capital Shares:[1]
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0010

1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
37

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$678,390,195
Expenses:
Investment adviser fee (Note 5)	31,167,638
Administrative fee (Note 5)	12,178,462
Custodian fees	474,207
Transfer agent fees	69,664
Directors’/Trustees’ fees (Note 5)	79,652
Auditing fees	26,365
Legal fees	11,617
Portfolio accounting fees	212,366
Other service fees (Notes 2 and 5)	27,682
Share registration costs	212,229
Printing and postage	23,272
Miscellaneous (Note 5)	96,110
TOTAL EXPENSES	44,579,264
Waiver of investment adviser fee (Note 5)	(15,737,102)
Net expenses	28,842,162
Net investment income	649,548,033
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	6,541,277
Net realized and unrealized gain (loss) on investments	6,556,542
Change in net assets resulting from operations	$656,104,575
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
38

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$649,548,033	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	6,541,277	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	656,104,575	41,320,555
Distributions to Shareholders:
Institutional Shares	(649,195,047)	(50,220,717)
Service Shares	(426,273)	(41,365)
Capital Shares	(4)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(649,621,324)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	28,884,149,698	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	118,901,284	8,299,365
Cost of shares redeemed	(25,550,445,108)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,452,605,874	(1,081,782,389)
Change in net assets	3,459,089,125	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$17,703,935,210	$14,244,846,085
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
39

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
40

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
41

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
42

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $15,737,102 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$27,682
For the year ended July 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
43

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,648,286,991	$28,649,705,120	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	118,642,194	118,655,465	8,283,360	8,282,176
Shares redeemed	(25,311,215,185)	(25,312,491,758)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,455,714,000	$3,455,868,827	(1,056,270,864)	$(1,057,602,479)
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
44

	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	234,441,238	$234,444,578	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	245,807	245,819	17,154	17,151
Shares redeemed	(237,949,220)	(237,953,350)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,262,175)	$(3,262,953)	(19,680,489)	$(19,679,381)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,452,451,825	$3,452,605,874	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$649,621,324	$50,262,130
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(15,864)
Net unrealized depreciation	$(1,365,889)
Capital loss carryforwards	$(1,385,458)
TOTAL	$(2,767,211)
At July 31, 2023, the cost of investments for federal tax purposes was $17,825,902,574. The net unrealized depreciation of investments for federal tax purposes was $1,365,889. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,449,396 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,815,285.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
45

As of July 31, 2023, the Fund had a capital loss carryforward of $1,385,458 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,385,458	$—	$1,385,458
The Fund used capital loss carryforwards of $15,265 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $15,737,102 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC received $260 of the other service fees disclosed in Note 2.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
46

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024 (with respect to the Capital Shares October 1, 2023); or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
47

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2023, the Fund had no outstanding loans. During the year ended July 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
Pursuant to rules adopted by the SEC in July 2023, the Fund, beginning on October 2, 2023, may impose discretionary liquidity fees on redemptions subject to a determination by the Trustees that such a liquidity fee is in the Fund’s best interest. If the Trustees, including a majority of independent Trustees, determines that imposing a liquidity fee is in the Fund’s best interests, the Fund may impose discretionary liquidity fees up to 2% of the value of shares redeemed. Also, effective October 2, 2023, the Fund will no longer be permitted to impose a redemption gate or be required to impose a liquidity fee if the Fund’s weekly liquid assets fall below certain thresholds.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
48

affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENTS
On August 11, 2023, the Trustees approved the closure and liquidation of the Fund’s Capital Shares, effective close of business August 18, 2023.
Additionally, on May 11, 2023, the Trustees approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 74.55% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
49

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
50

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023 by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
51

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Actual	$1,000.00	$1,024.60	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.90	$0.90
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
52

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
53

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
54

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
55

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
56

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
57

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
58

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
59

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
60

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
61

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
62

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
63

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
64

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
65

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2022, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
66

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
67

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
68

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
69

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
70

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454506 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Select | TOLXX	Automated | TOAXX
	Institutional | TOIXX	Advisor | TOVXX
	Service | TOSXX	Administrative | TODXX
	Cash Management | TOMXX	Capital | TOCXX
	Trust | TOTXX	Premier | TOPXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	86.1%
U.S. Treasury Securities	13.0%
Other Assets and Liabilities—Net[2]	0.9%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	94.9%
8-30 Days	0.0%
31-90 Days	0.6%
91-180 Days	3.6%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.9%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount			Value
		U.S. TREASURIES— 13.0%
		U.S. Treasury Bills—3.8%
$ 606,000,000	[1]	United States Treasury Bill, 5.215%, 12/28/2023	$ 592,919,912
366,000,000	[1]	United States Treasury Bill, 5.230%, 9/12/2023	363,766,789
185,000,000	[1]	United States Treasury Bill, 5.250%, 1/18/2024	180,413,541
600,000,000	[1]	United States Treasury Bill, 5.340%, 11/9/2023	591,100,000
508,000,000	[1]	United States Treasury Bills, 5.220% - 5.230%, 10/31/2023	501,287,890
		TOTAL	2,229,488,132
		U.S. Treasury Notes—9.2%
250,000,000	[2]	United States Treasury Floating Rate Notes, 5.266% (91-day T-Bill -0.075%), 8/1/2023	249,999,991
679,600,000	[2]	United States Treasury Floating Rate Notes, 5.326% (91-day T-Bill -0.015%), 8/1/2023	679,723,392
1,323,000,000	[2]	United States Treasury Floating Rate Notes, 5.378% (91-day T-Bill +0.037%), 8/1/2023	1,322,627,967
310,000,000	[2]	United States Treasury Floating Rate Notes, 5.476% (91-day T-Bill +0.125%), 8/1/2023	310,000,000
685,000,000	[2]	United States Treasury Floating Rate Notes, 5.481% (91-day T-Bill +0.140%), 8/1/2023	684,606,597
700,000,000	[2]	United States Treasury Floating Rate Notes, 5.510% (91-day T-Bill +0.169%), 8/1/2023	700,146,325
1,202,000,000	[2]	United States Treasury Floating Rate Notes, 5.541% (91-day T-Bill +0.200%), 8/1/2023	1,202,231,053
237,000,000		United States Treasury Note, 0.375%, 10/31/2023	234,779,939
		TOTAL	5,384,115,264
		TOTAL U.S. TREASURIES	7,613,603,396
		REPURCHASE AGREEMENTS— 86.1%
300,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,294,444 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $2,040,300,364.	300,000,000
350,000,000		Repurchase agreement 5.27%, dated 7/31/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $350,051,236 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $357,052,280.	350,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 100,000,000
Repurchase agreement 5.27%, dated 7/31/2023 under which
Natixis Financial Products LLC will repurchase securities provided as collateral for $100,014,639 on 8/1/2023. The securities
provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $102,014,944.
		$ 100,000,000
1,400,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,400,206,111 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2030 and the market value of those underlying securities was $1,428,210,239.	1,400,000,000
450,000,000	Repurchase agreement 5.28%, dated 7/31/2023 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $450,066,000 on 8/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 1/31/2030 and the market value of that underlying security was $459,067,343.	450,000,000
2,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,294,444 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2032 and the market value of those underlying securities was $2,040,000,002.	2,000,000,000
1,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,147,222 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Government Agency securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,873,945.	1,000,000,000
500,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $500,073,611 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Government Agency securities with various maturities to 9/30/2029 and the market value of those underlying securities was $510,444,124.	500,000,000
319,957,500	Repurchase agreement 5.31%, dated 7/31/2023 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $320,004,694 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Government Agency securities with various maturities to 8/15/2045 and the market value of those underlying securities was $326,406,929.	319,957,500
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 114,218,750
Repurchase agreement 5.31%, dated 7/31/2023 under which
Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $114,235,597 on 8/1/2023. The
securities provided as collateral at the end of the period held with
State Street Bank & Trust Co. as custodian were U.S. Government
Agency securities with various maturities to 8/15/2045 and the market value of those underlying securities was $116,549,885.
		$ 114,218,750
250,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Citibank, N.A. will repurchase securities provided as collateral for $250,036,806 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $255,037,573.	250,000,000
710,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $710,104,528 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2030 and the market value of those underlying securities was $724,306,694.	710,000,000
56,608,000	Repurchase agreement 5.23%, dated 7/31/2023 under which Bofa Securities, Inc. will repurchase a security provided as collateral for $56,616,224 on 8/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2028 and the market value of that underlying security was $57,748,623.	56,608,000
1,400,000,000	Repurchase agreement 5.28%, dated 7/31/2023 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,400,205,333 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $1,428,209,462.	1,400,000,000
2,075,000,000	Interest in $3,236,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,236,476,411 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $3,301,206,008.	2,075,000,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.31%, dated 7/26/2023 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,008,260,000 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $1,028,425,203.	300,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 395,000,000
Repurchase agreement 5.28%, dated 7/31/2023 under which
Natwest Markets Securities, Inc. will repurchase securities
provided as collateral for $395,057,933 on 8/1/2023. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2032 and the market value of those underlying securities was $402,900,010.
		$ 395,000,000
250,000,000	Repurchase agreement 5.28%, dated 7/31/2023 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $250,036,667 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2032 and the market value of those underlying securities was $255,037,450.	250,000,000
1,300,000,000	Interest in $1,500,000,000 joint repurchase agreement 5.31%, dated 7/26/2023 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,512,390,000 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $1,531,128,432.	1,300,000,000
950,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 5/2/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,013,672,222 on 8/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2027 and the market value of those underlying securities was $1,024,218,267.	950,000,000
16,500,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $16,502,429,167 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $16,502,429,203.	16,500,000,000
4,000,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,590,000 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2026 and the market value of those underlying securities was $4,080,000,061.	4,000,000,000
1,375,000,000	Interest in $2,750,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,750,404,861 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $2,805,413,046.	1,375,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 5,000,000,000
Repurchase agreement 5.31%, dated 7/31/2023 under which
Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,737,500 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various
maturities to 11/15/2052 and the market value of those underlying securities was $5,100,000,008.
		$ 5,000,000,000
500,000,000	Repurchase agreement 5.31%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,073,750 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $510,075,296.	500,000,000
1,800,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 7/26/2023 under which Societe Generale, New York will repurchase securities provided as collateral for $2,002,065,000 on 8/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $2,041,805,434.	1,800,000,000
1,500,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,220,833 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Government Agency securities with various maturities to 1/15/2033 and the market value of those underlying securities was $1,534,724,124.	1,500,000,000
5,000,000,000	Repurchase agreement 5.30%, dated 7/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,736,111 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Government Agency securities with various maturities to 7/15/2033 and the market value of those underlying securities was $5,101,041,201.	5,000,000,000
450,002,500	Repurchase agreement 5.30%, dated 7/31/2023 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,068,750 on 8/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Government Agency securities with various maturities to 8/31/2026 and the market value of those underlying securities was $459,401,438.	450,002,500
	TOTAL REPURCHASE AGREEMENTS	50,345,786,750
	TOTAL INVESTMENT IN SECURITIES—99.1% (AT AMORTIZED COST)[3]	57,959,390,146
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	520,674,351
	TOTAL NET ASSETS—100%	$58,480,064,497

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
Annual Shareholder Report
6

4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Select Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income (loss)	0.004
Net realized gain (loss)	0.000[2]
Total From Investment Operations	0.004
Less Distributions:
Distributions from net investment income	(0.004)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.40%
Ratios to Average Net Assets:
Net expenses[4]	0.17%[5]
Net investment income	5.39%[5]
Expense waiver/reimbursement[6]	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.036	0.002	0.000[1]	0.008	0.019
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.036	0.002	0.000[1]	0.008	0.019
Less Distributions:
Distributions from net investment income	(0.036)	(0.002)	(0.000)[1]	(0.008)	(0.019)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.036)	(0.002)	(0.000)[1]	(0.008)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.67%	0.18%	0.01%	0.84%	1.88%
Ratios to Average Net Assets:
Net expenses[3]	0.54%	0.21%	0.11%	0.43%	0.48%
Net investment income	3.52%	0.13%	0.01%	0.82%	1.87%
Expense waiver/reimbursement[4]	0.08%	0.42%	0.52%	0.18%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,116,884	$1,615,683	$2,390,301	$2,076,883	$2,138,942

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.040	0.003	0.000[1]	0.011	0.022
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.040	0.003	0.000[1]	0.011	0.022
Less Distributions:
Distributions from net investment income	(0.040)	(0.003)	(0.000)[1]	(0.011)	(0.022)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.040)	(0.003)	(0.000)[1]	(0.011)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.02%	0.29%	0.01%	1.09%	2.18%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.12%	0.11%	0.19%	0.18%
Net investment income	4.02%	0.29%	0.01%	0.99%	2.17%
Expense waiver/reimbursement[4]	0.08%	0.16%	0.17%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,853,097	$40,500,072	$40,668,867	$49,615,082	$33,350,766

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income (loss)	0.004
Net realized gain (loss)	0.000[2]
Total From Investment Operations	0.004
Less Distributions:
Distributions from net investment income	(0.004)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.40%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]
Net investment income	5.41%[5]
Expense waiver/reimbursement[6]	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.037	0.002	0.000[1]	0.009	0.019
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.037	0.002	0.000[1]	0.009	0.019
Less Distributions:
Distributions from net investment income	(0.037)	(0.002)	(0.000)[1]	(0.009)	(0.019)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.037)	(0.002)	(0.000)[1]	(0.009)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.77%	0.20%	0.01%	0.88%	1.93%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.20%	0.12%	0.39%	0.43%
Net investment income	3.82%	0.19%	0.01%	0.84%	1.92%
Expense waiver/reimbursement[4]	0.08%	0.33%	0.41%	0.15%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,216,332	$4,833,929	$5,363,707	$5,512,396	$4,672,058

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income (loss)	0.004
Net realized gain (loss)	0.000[2]
Total From Investment Operations	0.004
Less Distributions:
Distributions from net investment income	(0.004)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.38%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]
Net investment income	5.11%[5]
Expense waiver/reimbursement[6]	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Cash Management Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income (loss)	0.004
Net realized gain (loss)	0.000[2]
Total From Investment Operations	0.004
Less Distributions:
Distributions from net investment income	(0.004)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.36%
Ratios to Average Net Assets:
Net expenses[4]	0.70%[5]
Net investment income	4.88%[5]
Expense waiver/reimbursement[6]	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.039	0.002	0.000[1]	0.010	0.021
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.039	0.002	0.000[1]	0.010	0.021
Less Distributions:
Distributions from net investment income	(0.039)	(0.002)	(0.000)[1]	(0.010)	(0.021)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.039)	(0.002)	(0.000)[1]	(0.010)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.92%	0.25%	0.01%	0.99%	2.08%
Ratios to Average Net Assets:
Net expenses[3]	0.30%	0.16%	0.11%	0.28%	0.28%
Net investment income	4.08%	0.25%	0.01%	0.90%	2.07%
Expense waiver/reimbursement[4]	0.09%	0.22%	0.27%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,829,109	$2,100,176	$1,859,069	$2,119,651	$1,250,599

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.035	0.001	0.000[1]	0.007	0.017
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.035	0.001	0.000[1]	0.007	0.017
Less Distributions:
Distributions from net investment income	(0.035)	(0.001)	(0.000)[1]	(0.007)	(0.017)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.035)	(0.001)	(0.000)[1]	(0.007)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.51%	0.14%	0.01%	0.72%	1.67%
Ratios to Average Net Assets:
Net expenses[3]	0.70%	0.27%	0.13%	0.54%	0.68%
Net investment income	3.45%	0.14%	0.01%	0.66%	1.67%
Expense waiver/reimbursement[4]	0.08%	0.51%	0.65%	0.25%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$655,941	$796,860	$754,675	$1,379,716	$860,830

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income (loss)	0.004
Net realized gain (loss)	0.000[2]
Total From Investment Operations	0.004
Less Distributions:
Distributions from net investment income	(0.004)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.40%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]
Net investment income	5.09%[5]
Expense waiver/reimbursement[6]	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$808,502

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements	$50,345,786,750
Investment in securities	7,613,603,396
Investment in securities, at amortized cost and fair value	57,959,390,146
Cash	647,266,912
Income receivable	14,484,250
Receivable for shares sold	83,545,177
Total Assets	58,704,686,485
Liabilities:
Payable for shares redeemed	81,073,563
Income distribution payable	137,808,014
Payable for investment adviser fee (Note 5)	110,812
Payable for administrative fee (Note 5)	124,574
Payable for Directors’/Trustees’ fees (Note 5)	6,717
Payable for distribution services fee (Note 5)	136,586
Payable for other service fees (Notes 2 and 5)	3,993,143
Accrued expenses (Note 5)	1,368,579
Total Liabilities	224,621,988
Net assets for 58,500,674,144 shares outstanding	$58,480,064,497
Net Assets Consist of:
Paid-in capital	$58,500,867,147
Total distributable earnings (loss)	(20,802,650)
Total Net Assets	$58,480,064,497
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$49,982 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Automated Shares:
$1,116,883,958 ÷ 1,117,276,829 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$44,853,096,749 ÷ 44,868,900,559 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$49,982 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$6,216,331,567 ÷ 6,218,524,122 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$49,982 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Management Shares:
$49,982 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$4,829,109,371 ÷ 4,830,813,498 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$655,940,858 ÷ 656,171,930 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$808,502,066 ÷ 808,787,206 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$2,400,474,816
Expenses:
Investment adviser fee (Note 5)	113,298,532
Administrative fee (Note 5)	44,260,612
Custodian fees	1,580,830
Transfer agent fees (Note 2)	1,542,730
Directors’/Trustees’ fees (Note 5)	300,759
Auditing fees	31,290
Legal fees	13,417
Portfolio accounting fees	216,967
Distribution services fee (Note 5)	1,923,573
Other service fees (Notes 2 and 5)	24,799,169
Share registration costs	882,980
Printing and postage	184,476
Miscellaneous (Note 5)	259,269
TOTAL EXPENSES	189,294,604
Waiver of investment adviser fee (Note 5)	(47,757,079)
Net expenses	141,537,525
Net investment income	2,258,937,291
Net realized gain on investments	2,240,523
Change in net assets resulting from operations	$2,261,177,814
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,258,937,291	$131,731,993
Net realized gain (loss)	2,240,523	(23,055,939)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,261,177,814	108,676,054
Distributions to Shareholders:
Select Shares[1]	(214)	—
Automated Shares	(46,031,281)	(3,178,441)
Institutional Shares	(1,826,931,196)	(112,874,570)
Advisor Shares[1]	(214)	—
Service Shares	(215,217,062)	(9,732,842)
Administrative Shares[1]	(203)	—
Cash Management Shares[1]	(193)	—
Capital Shares	(142,593,323)	(4,902,590)
Trust Shares	(26,579,749)	(1,158,642)
Premier Shares[1]	(1,556,761)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,258,910,196)	(131,847,085)
Share Transactions:
Proceeds from sale of shares	316,262,136,779	262,727,989,725
Net asset value of shares issued to shareholders in payment of distributions declared	905,152,706	43,327,917
Cost of shares redeemed	(308,536,213,215)	(263,938,044,594)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,631,076,270	(1,166,726,952)
Change in net assets	8,633,343,888	(1,189,897,983)
Net Assets:
Beginning of period	49,846,720,609	51,036,618,592
End of period	$58,480,064,497	$49,846,720,609

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
The Fund’s Select Shares, Advisor Shares, Administrative Shares, Cash Management Shares and Premier Shares commenced operations on July 3, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
22

Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report
23

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $47,757,079 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2023, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Select Shares	$—
Automated Shares	1,215,310
Institutional Shares	230,656
Advisor Shares	—
Service Shares	70,245
Administrative Shares	—
Cash Management Shares	—
Capital Shares	17,971
Trust Shares	8,358
Premier Shares	190
TOTAL	$1,542,730
Annual Shareholder Report
24

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$1
Automated Shares	3,276,181
Institutional Shares	1,858,186
Service Shares	14,088,802
Administrative Shares	10
Cash Management Shares	10
Capital Shares	3,652,420
Trust Shares	1,923,559
TOTAL	$24,799,169
For the year ended July 31, 2023, the Fund’s Advisor Shares and Premier Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees. The Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets. However, the classes will not incur and pay a fee in excess of 0.02% and 0.05%, respectively, until such time as approved by the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
25

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 7/31/2023[1]		Year Ended 7/31/2022
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	50,000	$50,000	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	50,000	$50,000	—	$—
	Year Ended 7/31/2023		Year Ended 7/31/2022
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,524,418,947	$1,524,418,947	2,894,701,881	$2,894,701,881
Shares issued to shareholders in payment of distributions declared	43,797,772	43,797,772	3,061,270	3,061,270
Shares redeemed	(2,067,363,933)	(2,067,363,933)	(3,671,626,586)	(3,671,626,586)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(499,147,214)	$(499,147,214)	(773,863,435)	$(773,863,435)
Annual Shareholder Report
26

	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	280,616,560,953	$280,616,560,953	234,597,319,011	$234,597,319,011
Shares issued to shareholders in payment of distributions declared	684,325,622	684,325,622	34,235,903	34,235,903
Shares redeemed	(276,950,636,724)	(276,950,636,724)	(234,781,536,709)	(234,781,536,709)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,350,249,851	$4,350,249,851	(149,981,795)	$(149,981,795)
	Period Ended 7/31/2023[1]		Year Ended 7/31/2022
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	50,000	$50,000	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	50,000	$50,000	—	$—
	Year Ended 7/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,454,309,586	$21,454,309,586	19,049,431,252	$19,049,431,252
Shares issued to shareholders in payment of distributions declared	53,925,418	53,925,418	2,979,735	2,979,735
Shares redeemed	(20,125,859,175)	(20,125,859,175)	(19,579,938,742)	(19,579,938,742)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,382,375,829	$1,382,375,829	(527,527,755)	$(527,527,755)
	Period Ended 7/31/2023[1]		Year Ended 7/31/2022
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	50,000	$50,000	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	50,000	$50,000	—	$—
Annual Shareholder Report
27

	Period Ended 7/31/2023[1]		Year Ended 7/31/2022
Cash Management Shares:	Shares	Amount	Shares	Amount
Shares sold	50,000	$50,000	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CASH MANAGEMENT SHARE TRANSACTIONS	50,000	$50,000	—	$—
	Year Ended 7/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	9,984,241,458	$9,984,241,458	4,606,290,921	$4,606,290,921
Shares issued to shareholders in payment of distributions declared	114,425,707	114,425,707	2,883,959	2,883,959
Shares redeemed	(7,369,002,375)	(7,369,002,375)	(4,367,084,030)	(4,367,084,030)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,729,664,790	$2,729,664,790	242,090,850	$242,090,850
	Year Ended 7/31/2023		Year Ended 7/31/2022
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,824,661,972	$1,824,661,972	1,580,246,660	$1,580,246,660
Shares issued to shareholders in payment of distributions declared	7,727,601	7,727,601	167,050	167,050
Shares redeemed	(1,973,443,765)	(1,973,443,765)	(1,537,858,527)	(1,537,858,527)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(141,054,192)	$(141,054,192)	42,555,183	$42,555,183
Annual Shareholder Report
28

	Period Ended 7/31/2023[1]		Year Ended 7/31/2022
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	857,743,863	$857,743,863	—	$—
Shares issued to shareholders in payment of distributions declared	950,586	950,586	—	—
Shares redeemed	(49,907,243)	(49,907,243)	—	—
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	808,787,206	$808,787,206	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,631,076,270	$8,631,076,270	(1,166,726,952)	$(1,166,726,952)

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$2,258,910,196	$131,836,915
Long-term capital gains	$—	$10,170

1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$12,766
Capital loss carryforwards	$(20,815,416)
TOTAL	$(20,802,650)
As of July 31, 2023, the Fund had a capital loss carryforward of $20,815,416 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$20,815,416	$—	$20,815,416
Annual Shareholder Report
29

The Fund used capital loss carryforwards of $2,240,523 to offset capital gains realized during the year ended July 31, 2023.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $47,757,079 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash Management Shares, and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.10%
Cash Management Shares	0.30%
Trust Shares	0.25%
Annual Shareholder Report
30

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Administrative Shares	$2
Cash Management Shares	12
Trust Shares	1,923,559
TOTAL	$1,923,573
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Administrative Shares can incur up to 0.10% of average daily net assets. However, the class will not incur and pay a fee in excess of 0.05% until such time as approved by the Trustees.
Other Service Fees
For the year ended July 31, 2023, FSSC received $29,520 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.55%, 0.20%, 0.15%, 0.45%, 0.45%, 0.70%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
31

6. Credit Risk
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
Annual Shareholder Report
32

governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
10. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2023, 100% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Treasury Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Treasury Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
34

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
35

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
36

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,004.00	$0.14[2]
Automated Shares	$1,000	$1,022.10	$2.71
Institutional Shares	$1,000	$1,023.80	$1.00
Advisor Shares	$1,000	$1,004.00	$0.12[3]
Service Shares	$1,000	$1,022.50	$2.26
Administrative Shares	$1,000	$1,003.80	$0.36[4]
Cash Management Shares	$1,000	$1,003.60	$0.56[5]
Capital Shares	$1,000	$1,023.20	$1.50
Trust Shares	$1,000	$1,021.30	$3.51
Premier Shares	$1,000	$1,004.00	$0.12[6]
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,023.95	$0.85[2]
Automated Shares	$1,000	$1,022.12	$2.71
Institutional Shares	$1,000	$1,023.80	$1.00
Advisor Shares	$1,000	$1,024.05	$0.75[3]
Service Shares	$1,000	$1,022.56	$2.26
Administrative Shares	$1,000	$1,022.56	$2.26[4]
Cash Management Shares	$1,000	$1,021.32	$3.51[5]
Capital Shares	$1,000	$1,023.31	$1.51
Trust Shares	$1,000	$1,021.32	$3.51
Premier Shares	$1,000	$1,024.05	$0.75[6]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.17%
Automated Shares	0.54%
Institutional Shares	0.20%
Advisor Shares	0.15%
Service Shares	0.45%
Administrative Shares	0.45%
Cash Management Shares	0.70%
Capital Shares	0.30%
Trust Shares	0.70%
Premier Shares	0.15%
Annual Shareholder Report
37

2
“Actual” expense information for the Fund’s Select Shares is for the period from July 3, 2023
(commencement of operations) to July 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.17%, multiplied by 29/365 (to reflect the period from the commencement of operations to July 31, 2023). “Hypothetical” expense information for Select
Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the half year period)

3
“Actual” expense information for the Fund’s Advisor Shares is for the period from July 3, 2023
(commencement of operations) to July 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.15%, multiplied by 29/365 (to reflect the period from the commencement of operations to July 31, 2023). “Hypothetical” expense information for Advisor
Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the half year period).

4
“Actual” expense information for the Fund’s Administrative Shares is for the period from
July 3, 2023 (commencement of operations) to July 31, 2023. Actual expenses are equal to the
Fund’s annualized net expense ratio of 0.45%, multiplied by 29/365 (to reflect the period from the commencement of operations to July 31, 2023). “Hypothetical” expense information for
Administrative Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the half year period).

5
“Actual” expense information for the Fund’s Cash Management Shares is for the period from
July 3, 2023 (commencement of operations) to July 31, 2023. Actual expenses are equal to the
Fund’s annualized net expense ratio of 0.70%, multiplied by 29/365 (to reflect the period from the commencement of operations to July 31, 2023). “Hypothetical” expense information for
Cash Management Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the half year period).

6
“Actual” expense information for the Fund’s Premier Shares is for the period from July 3, 2023
(commencement of operations) to July 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.15%, multiplied by 29/365 (to reflect the period from the commencement of operations to July 31, 2023). “Hypothetical” expense information for Premier
Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the half year period).

Annual Shareholder Report
38

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
39

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
40

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
41

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
42

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
43

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
44

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
45

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
46

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
47

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
48

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
49

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
50

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
51

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
52

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
53

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
54

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
55

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
56

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R609
CUSIP 608919726
CUSIP 60934N500
CUSIP 31423R203
CUSIP 60934N872
CUSIP 31423R302
CUSIP 31423R401
CUSIP 60934N823
CUSIP 60934N120
CUSIP 31423R500
Q450531 (9/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2023

Share Class | Ticker	Institutional | TTOXX	Service | TTQXX	Cash II | TTIXX
Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2022 through July 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	9.5%
Repurchase Agreements	90.3%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	95.7%
8-30 Days	0.0%
31-90 Days	0.6%
91-180 Days	3.5%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.2%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2023
Principal Amount			Value
		U.S. TREASURIES— 9.5%
$ 72,000,000	[1]	United States Treasury Bills, 5.215%, 12/28/2023	$ 70,445,930
57,000,000	[1]	United States Treasury Bills, 5.220% - 5.230%, 10/31/2023	56,246,823
44,000,000	[1]	United States Treasury Bills, 5.230%, 9/12/2023	43,731,527
50,000,000	[1]	United States Treasury Bills, 5.250%, 1/18/2024	48,760,416
70,000,000	[1]	United States Treasury Bills, 5.340%, 11/9/2023	68,961,667
30,180,000	[2]	United States Treasury Floating Rate Notes, 5.266% (91-day T-Bill -0.075%), 8/1/2023	30,170,615
37,500,000	[2]	United States Treasury Floating Rate Notes, 5.326% (91-day T-Bill -0.015%), 8/1/2023	37,506,559
55,250,000	[2]	United States Treasury Floating Rate Notes, 5.378% (91-day T-Bill +0.037%), 8/1/2023	55,236,889
38,000,000	[2]	United States Treasury Floating Rate Notes, 5.476% (91-day T-Bill +0.125%), 8/1/2023	38,000,000
39,000,000	[2]	United States Treasury Floating Rate Notes, 5.481% (91-day T-Bill +0.140%), 8/1/2023	38,976,396
79,000,000	[2]	United States Treasury Floating Rate Notes, 5.510% (91-day T-Bill +0.169%), 8/1/2023	79,017,059
117,000,000	[2]	United States Treasury Floating Rate Notes, 5.541% (91-day T-Bill +0.200%), 8/1/2023	117,022,791
13,000,000		United States Treasury Note, 0.375%, 10/31/2023	12,878,224
		TOTAL	696,954,896
		REPURCHASE AGREEMENTS— 90.3%
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 5/2/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,013,672,222 on 8/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2027 and the market value of those underlying securities was $1,024,218,267.	50,000,000
200,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.31%, dated 7/26/2023 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,512,390,000 on 9/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $1,531,128,432.	200,000,000
5,500,000,000		Interest in $5,500,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $5,500,809,722 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $5,500,809,795.	5,500,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 200,000,000
Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated
7/26/2023 under which Societe Generale, New York will repurchase securities provided as collateral for $2,002,065,000 on 8/2/2023. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $2,041,805,434.
		$ 200,000,000
715,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 7/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,294,444 on 8/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $2,040,300,364.	715,000,000
	TOTAL REPURCHASE AGREEMENTS	6,665,000,000
	TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)[3]	7,361,954,896
	OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	15,565,218
	TOTAL NET ASSETS—100%	$7,377,520,114

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.044	0.003	0.000[1]	0.011	0.021
Net realized gain (loss)	(0.005)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.039	0.003	0.000[1]	0.011	0.021
Less Distributions:
Distributions from net investment income	(0.039)	(0.003)	(0.000)[1]	(0.011)	(0.021)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.039)	(0.003)	(0.000)[1]	(0.011)	(0.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.98%	0.26%	0.01%	1.07%	2.16%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.12%	0.13%	0.20%	0.20%
Net investment income	4.36%	0.22%	0.01%	0.94%	2.18%
Expense waiver/reimbursement[4]	0.10%	0.18%	0.17%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,050,177	$1,134,075	$1,464,865	$2,334,139	$1,344,393

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.004
Net realized gain (loss)	0.000[2]
Total From Investment Operations	0.004
Distributions from net investment income	(0.004)
Total Distributions	(0.004)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.38%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]
Net investment income	5.03%[5]
Expense waiver/reimbursement[6]	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.001	0.000[1]	0.006	0.014
Net realized gain (loss)	(0.003)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.032	0.001	0.000[1]	0.006	0.014
Less Distributions:
Distributions from net investment income	(0.032)	(0.001)	(0.000)[1]	(0.006)	(0.014)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.032)	(0.001)	(0.000)[1]	(0.006)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.27%	0.08%	0.00%[3]	0.58%	1.45%
Ratios to Average Net Assets:
Net expenses[4]	0.89%	0.30%	0.13%	0.67%	0.90%
Net investment income	3.50%	0.08%	0.00%[3]	0.53%	1.44%
Expense waiver/reimbursement[5]	0.11%	0.70%	0.87%	0.34%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,246,548	$691,193	$735,469	$750,118	$591,844

1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.032	0.001	0.000[1]	0.005	0.013
Net realized gain (loss)	(0.001)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.031	0.001	0.000[1]	0.005	0.013
Less Distributions:
Distributions from net investment income	(0.031)	(0.001)	(0.000)[1]	(0.005)	(0.013)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.031)	(0.001)	(0.000)[1]	(0.005)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	3.11%	0.06%	0.00%[3]	0.50%	1.31%
Ratios to Average Net Assets:
Net expenses[4]	1.04%	0.33%	0.13%	0.76%	1.04%
Net investment income	3.17%	0.06%	0.00%[3]	0.47%	1.32%
Expense waiver/reimbursement[5]	0.20%	0.92%	1.10%	0.48%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,080,745	$719,191	$767,050	$653,747	$496,252

1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
July 31, 2023

Assets:
Investment in repurchase agreements and other repurchase agreements	$6,665,000,000
Investment in securities	696,954,896
Investment in securities, at amortized cost and fair value	7,361,954,896
Cash	436,624
Income receivable	1,519,012
Receivable for shares sold	29,433,878
Total Assets	7,393,344,410
Liabilities:
Payable for shares redeemed	11,502,570
Income distribution payable	2,388,754
Payable for investment adviser fee (Note 5)	18,420
Payable for administrative fee (Note 5)	15,650
Payable for distribution services fee (Note 5)	851,039
Payable for other service fees (Notes 2 and 5)	498,263
Accrued expenses (Note 5)	549,600
Total Liabilities	15,824,296
Net assets for 7,377,565,925 shares outstanding	$7,377,520,114
Net Assets Consist of:
Paid-in capital	$7,377,565,955
Total distributable earnings (loss)	(45,841)
Total Net Assets	$7,377,520,114
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$5,050,176,765 ÷ 5,050,208,089 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$50,000 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,246,548,321 ÷ 1,246,556,079 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$1,080,745,028 ÷ 1,080,751,757 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended July 31, 2023

Investment Income:
Interest	$218,158,038
Expenses:
Investment adviser fee (Note 5)	9,796,335
Administrative fee (Note 5)	3,825,115
Custodian fees	137,517
Transfer agent fees (Note 2)	2,150,470
Directors’/Trustees’ fees (Note 5)	19,766
Auditing fees	20,301
Legal fees	12,217
Portfolio accounting fees	200,446
Distribution services fee (Note 5)	9,964,846
Other service fees (Notes 2 and 5)	5,421,552
Share registration costs	741,846
Printing and postage	102,651
Miscellaneous (Note 5)	83,707
TOTAL EXPENSES	32,476,769
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(4,934,749)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,136,990)
TOTAL WAIVERS AND REIMBURSEMENTS	(6,071,739)
Net expenses	26,405,030
Net investment income	191,753,008
Net realized loss on investments	(25,648)
Change in net assets resulting from operations	$191,727,360
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets

Year Ended July 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$191,753,008	$3,701,109
Net realized gain (loss)	(25,648)	(41,775)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	191,727,360	3,659,334
Distributions to Shareholders:
Institutional Shares	(118,625,099)	(2,692,020)
Service Shares[1]	(202)	—
Cash II Shares	(43,303,704)	(549,322)
Cash Series Shares	(29,802,757)	(463,531)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(191,731,762)	(3,704,873)
Share Transactions:
Proceeds from sale of shares	13,637,878,946	4,421,748,130
Net asset value of shares issued to shareholders in payment of distributions declared	169,735,007	2,286,934
Cost of shares redeemed	(8,974,548,492)	(4,846,914,198)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,833,065,461	(422,879,134)
Change in net assets	4,833,061,059	(422,924,673)
Net Assets:
Beginning of period	2,544,459,055	2,967,383,728
End of period	$7,377,520,114	$2,544,459,055

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
July 31, 2023
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
The Fund’s Service Shares commenced operations on July 3, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Annual Shareholder Report
11

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Annual Shareholder Report
12

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $6,071,739 is disclosed in various locations in Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$17,536	$(118)
Service Shares	—	—
Cash II Shares	1,270,726	(180,489)
Cash Series Shares	862,208	(16,502)
TOTAL	$2,150,470	$(197,109)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$10
Cash II Shares	3,071,839
Cash Series Shares	2,349,703
TOTAL	$5,421,552
Annual Shareholder Report
13

For the year ended July 31, 2023, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,687,386,035	$7,687,386,035	2,009,686,596	$2,009,686,596
Shares issued to shareholders in payment of distributions declared	97,880,249	97,880,249	1,286,508	1,286,508
Shares redeemed	(3,869,151,652)	(3,869,151,652)	(2,341,742,449)	(2,341,742,449)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,916,114,632	$3,916,114,632	(330,769,345)	$(330,769,345)
Annual Shareholder Report
14

	Period Ended 7/31/2023[1]		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	50,000	$50,000	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	50,000	$50,000	—	$—
	Year Ended 7/31/2023		Year Ended 7/31/2022
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	2,788,262,301	$2,788,262,301	312,738,480	$312,738,480
Shares issued to shareholders in payment of distributions declared	42,653,641	42,653,641	541,911	541,911
Shares redeemed	(2,275,564,208)	(2,275,564,208)	(357,543,870)	(357,543,870)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	555,351,734	$555,351,734	(44,263,479)	$(44,263,479)
	Year Ended 7/31/2023		Year Ended 7/31/2022
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	3,162,180,610	$3,162,180,610	2,099,323,054	$2,099,323,054
Shares issued to shareholders in payment of distributions declared	29,201,117	29,201,117	458,515	458,515
Shares redeemed	(2,829,832,632)	(2,829,832,632)	(2,147,627,879)	(2,147,627,879)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	361,549,095	$361,549,095	(47,846,310)	$(47,846,310)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,833,065,461	$4,833,065,461	(422,879,134)	$(422,879,134)

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$191,731,762	$3,704,873

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report
15

As of July 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$21,582
Capital loss carryforwards	$(67,423)
TOTAL	$(45,841)
As of July 31, 2023, the Fund had a capital loss carryforward of $67,423 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$56,616	$10,807	$67,423
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2023, the Adviser voluntarily waived $4,934,749 of its fee and voluntarily reimbursed $197,109 of transfer agent fees.
Annual Shareholder Report
16

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$4,325,559	$—
Cash Series Shares	5,639,287	(939,881)
TOTAL	$9,964,846	$(939,881)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2023, FSC retained $29,266 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2023, FSSC did not receive any of the other service fees disclosed in Note 2.
Annual Shareholder Report
17

Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2023, there were no outstanding loans. During the year ended July 31, 2023, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
Annual Shareholder Report
18

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
9. Subsequent Events
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2023, the Fund’s gross investment advisory fee will decrease from 0.20% to 0.15% of the Fund’s average daily net assets.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES TRUST FOR U.S. TREASURY OBLIGATIONS:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust), at July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report
20

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 25, 2023
Annual Shareholder Report
21

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
22

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2023	Ending Account Value 7/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,023.70	$1.00
Service Shares	$1,000	$1,003.80	$0.36[2]
Cash II Shares	$1,000	$1,020.20	$4.46
Cash Series Shares	$1,000	$1,019.50	$5.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.56	$2.26[2]
Cash II Shares	$1,000	$1,020.38	$4.46
Cash Series Shares	$1,000	$1,019.64	$5.21

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.89%
Cash Series Shares	1.04%

2
“Actual” expense information for the Fund’s Service Shares is for the period from July 3, 2023
(commencement of operations) to July 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.45%, multiplied by 29/365 (to reflect the period from the commencement of operations to July 31, 2023). “Hypothetical” expense information for Service
Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the one-half-year period).

Annual Shareholder Report
23

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
28

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report
29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
30

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report
31

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report
32

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report
33

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
34

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Annual Shareholder Report
35

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Annual Shareholder Report
36

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report
37

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Annual Shareholder Report
38

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report
39

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report
41

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 31423R864
CUSIP 608919551
CUSIP 608919569
28731 (9/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $404,993

Fiscal year ended 2022 - $371,896

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $4,925

Fiscal year ended 2022 - $4,690

Fiscal year ended 2023- Audit consent fee for N-1A filing.

Fiscal year ended 2022- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)             With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)             With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)             Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)             Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)     NA

(g)     Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $286,699

Fiscal year ended 2022 - $214,080

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 25, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 25, 2023